UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	885,436,872	980,302,248
0.1%	Other Investment Companies	1,385,883	1,401,296

99.9%	Total Investments	886,822,755	981,703,544
0.1%	Other Assets and Liabilities, Net		510,499

100.0%	Net Assets		982,214,043

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Diversified REITs 7.3%
Cousins Properties, Inc.	366,029	4,392,348
Duke Realty Corp.	643,301	11,386,428
First Potomac Realty Trust	114,948	1,503,520
Liberty Property Trust	288,437	11,165,396
PS Business Parks, Inc.	40,067	3,373,241
Vornado Realty Trust	341,463	36,563,858
Washington REIT	129,599	3,347,542

		71,732,333

Industrial REITs 5.4%
DCT Industrial Trust, Inc.	623,917	4,941,423
EastGroup Properties, Inc.	60,264	3,836,406
First Industrial Realty Trust, Inc.	196,425	3,641,720
Prologis, Inc.	979,799	40,671,456

		53,091,005

Office REITs 15.7%
Alexandria Real Estate Equities, Inc.	140,583	10,696,960
BioMed Realty Trust, Inc.	378,275	8,208,568
Boston Properties, Inc.	300,167	36,224,154
Brandywine Realty Trust	305,340	4,671,702
Columbia Property Trust, Inc.	245,475	6,453,538
CommonWealth REIT	219,249	5,768,441
Corporate Office Properties Trust	170,748	4,704,107
Digital Realty Trust, Inc.	265,608	15,272,460
Douglas Emmett, Inc.	254,696	7,230,819
DuPont Fabros Technology, Inc.	126,998	3,247,339
Franklin Street Properties Corp.	169,791	2,125,783
Highwoods Properties, Inc.	176,845	7,176,370
Kilroy Realty Corp.	160,728	9,736,902
Mack-Cali Realty Corp.	172,422	3,750,179
Parkway Properties, Inc.	140,811	2,811,996
Piedmont Office Realty Trust, Inc., Class A	304,653	5,672,639
SL Green Realty Corp.	186,339	20,402,257

		154,154,214

Residential REITs 18.1%
American Campus Communities, Inc.	206,415	8,017,159
American Homes 4 Rent, Class A	90,396	1,592,778
Apartment Investment & Management Co., Class A	287,325	9,044,991
Associated Estates Realty Corp.	111,042	1,919,916
AvalonBay Communities, Inc.	238,791	33,870,115
Camden Property Trust	167,921	11,794,771
Education Realty Trust, Inc.	223,644	2,339,316
Equity Lifestyle Properties, Inc.	155,360	6,795,446
Equity Residential	658,399	40,689,058
Essex Property Trust, Inc.	121,077	21,910,094
Home Properties, Inc.	111,138	6,910,561
Mid-America Apartment Communities, Inc.	147,275	10,655,346
Post Properties, Inc.	105,802	5,411,772
Sun Communities, Inc.	73,656	3,566,424
UDR, Inc.	494,932	13,620,529

		178,138,276

Retail REITs 25.9%
Acadia Realty Trust	108,653	2,997,736
CBL & Associates Properties, Inc.	331,246	6,234,050
Cedar Realty Trust, Inc.	131,355	806,520
DDR Corp.	571,885	9,899,329
Equity One, Inc.	123,876	2,844,193
Federal Realty Investment Trust	131,101	15,669,192
General Growth Properties, Inc.	1,023,307	24,385,406
Glimcher Realty Trust	282,604	3,114,296
Inland Real Estate Corp.	165,168	1,754,084
Kimco Realty Corp.	804,579	18,440,951
Kite Realty Group Trust	260,175	1,615,687
Pennsylvania Real Estate Investment Trust	133,235	2,391,568
Ramco-Gershenson Properties Trust	129,456	2,148,970
Regency Centers Corp.	181,313	9,682,114
Rouse Properties, Inc.	67,518	1,101,894
Saul Centers, Inc.	24,639	1,186,368
Simon Property Group, Inc.	616,581	102,636,073
Tanger Factory Outlet Centers, Inc.	186,372	6,601,296
Taubman Centers, Inc.	124,397	9,317,335
The Macerich Co.	275,619	18,201,879
Washington Prime Group, Inc. *	308,291	6,131,898
Weingarten Realty Investors	221,513	7,041,898

		254,202,737

Specialized REITs 27.4%
Ashford Hospitality Prime, Inc.	44,621	727,322
Ashford Hospitality Trust, Inc.	148,986	1,594,150
CubeSmart	252,028	4,596,991

 1

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DiamondRock Hospitality Co.	384,000	4,769,280
Extra Space Storage, Inc.	215,909	11,302,836
FelCor Lodging Trust, Inc.	220,534	2,170,055
HCP, Inc.	896,657	37,435,430
Health Care REIT, Inc.	568,561	35,950,112
Healthcare Realty Trust, Inc.	190,265	4,743,307
Hersha Hospitality Trust	380,985	2,411,635
Hospitality Properties Trust	292,392	8,482,292
Host Hotels & Resorts, Inc.	1,484,749	32,768,410
LaSalle Hotel Properties	204,141	6,734,612
LTC Properties, Inc.	68,634	2,727,515
Pebblebrook Hotel Trust	124,434	4,422,384
Public Storage	283,838	48,927,994
Senior Housing Properties Trust	394,891	9,469,486
Sovran Self Storage, Inc.	63,612	4,885,402
Sunstone Hotel Investors, Inc.	357,290	5,248,590
Universal Health Realty Income Trust	24,870	1,076,622
Ventas, Inc.	576,935	38,539,258

		268,983,683

Total Common Stock
(Cost $885,436,872)		980,302,248

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
SPDR Dow Jones REIT ETF	16,300	1,351,433

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	49,863	49,863

Total Other Investment Companies
(Cost $1,385,883)		1,401,296

End of Investments

At 05/31/14, the tax basis cost of the fund’s investments was $887,949,052 and the unrealized appreciation and depreciation were $97,114,444 and ($3,359,952), respectively, with a net unrealized appreciation of $93,754,492.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

2

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$980,302,248	$—	$—	$980,302,248
Other Investment Companies[1]	1,401,296	—	—	1,401,296

Total	$981,703,544	$—	$—	$981,703,544

[1]	As categorized in portfolio holdings.

 3

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG66362MAY14

4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	74,015,113	79,532,130
0.1%	Other Investment Companies	115,273	116,743
0.0%	Rights	1,852	1,852

99.8%	Total Investments	74,132,238	79,650,725
0.2%	Other Assets and Liabilities, Net		144,672

100.0%	Net Assets		79,795,397

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	586	36,854
Cooper Tire & Rubber Co.	354	9,852
Dana Holding Corp.	728	16,118
Delphi Automotive plc	843	58,218
Drew Industries, Inc.	112	5,434
Ford Motor Co.	11,191	183,980
General Motors Co.	3,887	134,412
Gentex Corp.	448	12,956
Harley-Davidson, Inc.	741	52,789
Johnson Controls, Inc.	2,958	143,049
Lear Corp.	504	44,377
Superior Industries International, Inc.	168	3,343
Tenneco, Inc. *	168	10,710
The Goodyear Tire & Rubber Co.	1,197	31,565
Thor Industries, Inc.	251	15,060
TRW Automotive Holdings Corp. *	504	42,775
Visteon Corp. *	224	20,415

		821,907

Banks 5.3%
Associated Banc-Corp.	784	13,508
Astoria Financial Corp.	672	8,588
BancorpSouth, Inc.	392	9,212
Bank of America Corp.	58,775	889,854
Bank of Hawaii Corp.	224	12,490
BankUnited, Inc.	56	1,822
BB&T Corp.	2,701	102,422
BOK Financial Corp.	56	3,516
Capitol Federal Financial, Inc.	336	4,066
Cathay General Bancorp	224	5,383
CIT Group, Inc.	392	17,436
Citigroup, Inc.	11,013	523,888
City Holding Co.	56	2,420
City National Corp.	112	7,962
Comerica, Inc.	672	32,236
Commerce Bancshares, Inc.	228	9,897
Community Bank System, Inc.	56	1,989
Cullen/Frost Bankers, Inc.	168	12,577
CVB Financial Corp.	280	4,082
East West Bancorp, Inc.	224	7,500
F.N.B. Corp.	392	4,798
Fifth Third Bancorp	3,123	64,615
First Financial Bancorp	56	911
First Horizon National Corp.	1,064	12,193
First Midwest Bancorp, Inc.	280	4,480
First Niagara Financial Group, Inc.	941	8,102
First Republic Bank	112	5,696
FirstMerit Corp.	448	8,364
Fulton Financial Corp.	672	8,030
Glacier Bancorp, Inc.	224	5,884
Hancock Holding Co.	112	3,783
Hudson City Bancorp, Inc.	3,248	31,733
Huntington Bancshares, Inc.	3,248	30,109
International Bancshares Corp.	224	5,398
JPMorgan Chase & Co.	15,471	859,723
KeyCorp	3,808	52,132
M&T Bank Corp.	336	40,780
MB Financial, Inc.	168	4,509
NBT Bancorp, Inc.	112	2,545
New York Community Bancorp, Inc.	2,184	33,372
Northwest Bancshares, Inc.	224	2,981
Old National Bancorp	224	3,031
People’s United Financial, Inc.	896	12,876
Popular, Inc. *	728	21,971
Prosperity Bancshares, Inc.	56	3,255
Provident Financial Services, Inc.	280	4,740
Regions Financial Corp.	6,225	63,433
Signature Bank *	5	579
SunTrust Banks, Inc.	2,192	83,997
Susquehanna Bancshares, Inc.	392	3,873
SVB Financial Group *	56	5,905
Synovus Financial Corp.	571	13,167
TCF Financial Corp.	784	12,458
The PNC Financial Services Group, Inc.	1,680	143,254
Trustmark Corp.	224	5,186
U.S. Bancorp	5,510	232,467
UMB Financial Corp.	56	3,091
Umpqua Holdings Corp.	280	4,640
United Bankshares, Inc.	168	5,090
Valley National Bancorp	784	7,597
Washington Federal, Inc.	336	6,999
Webster Financial Corp.	224	6,702
Wells Fargo & Co.	14,088	715,389
Westamerica Bancorp	112	5,485
Wintrust Financial Corp.	56	2,440
Zions Bancorp	896	25,617

		4,254,228

Capital Goods 8.2%
3M Co.	2,243	319,740

 1

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
A.O. Smith Corp.	168	8,296
AAR Corp.	336	8,165
Actuant Corp., Class A	224	7,959
Acuity Brands, Inc.	112	14,057
AECOM Technology Corp. *	616	19,798
Aegion Corp. *	168	4,027
AGCO Corp.	504	27,196
Aircastle Ltd.	392	6,578
Albany International Corp., Class A	168	6,258
Alliant Techsystems, Inc.	168	21,217
AMETEK, Inc.	336	17,835
Apogee Enterprises, Inc.	168	5,057
Applied Industrial Technologies, Inc.	224	10,667
Armstrong World Industries, Inc. *	168	8,916
Astec Industries, Inc.	112	4,470
B/E Aerospace, Inc. *	168	16,254
Barnes Group, Inc.	224	8,373
Beacon Roofing Supply, Inc. *	168	5,796
Briggs & Stratton Corp.	392	8,067
Carlisle Cos., Inc.	224	19,009
Caterpillar, Inc.	2,352	240,445
Chart Industries, Inc. *	36	2,588
Chicago Bridge & Iron Co. N.V.	224	18,234
CIRCOR International, Inc.	56	4,271
CLARCOR, Inc.	168	9,833
Crane Co.	168	12,450
Cubic Corp.	56	2,724
Cummins, Inc.	591	90,382
Curtiss-Wright Corp.	224	14,925
Danaher Corp.	1,009	79,136
Deere & Co.	1,559	142,134
DigitalGlobe, Inc. *	56	1,700
Donaldson Co., Inc.	336	13,685
Dover Corp.	672	58,585
Dycom Industries, Inc. *	336	9,996
Eaton Corp. plc	1,120	82,533
EMCOR Group, Inc.	448	19,945
Emerson Electric Co.	3,192	213,002
Encore Wire Corp.	168	8,165
EnerSys, Inc.	168	11,599
EnPro Industries, Inc. *	56	4,110
ESCO Technologies, Inc.	56	1,883
Esterline Technologies Corp. *	112	12,482
Exelis, Inc.	1,685	28,780
Fastenal Co.	616	30,030
Flowserve Corp.	392	28,906
Fluor Corp.	1,120	84,090
Fortune Brands Home & Security, Inc.	168	6,717
Franklin Electric Co., Inc.	112	4,290
GATX Corp.	280	18,438
Generac Holdings, Inc.	56	2,726
General Cable Corp.	448	11,424
General Dynamics Corp.	1,838	217,104
General Electric Co.	38,290	1,025,789
Gibraltar Industries, Inc. *	224	3,553
Graco, Inc.	168	12,261
GrafTech International Ltd. *	616	6,437
Granite Construction, Inc.	336	11,935
H&E Equipment Services, Inc. *	168	5,821
Harsco Corp.	784	21,152
HEICO Corp.	58	3,021
Hexcel Corp. *	168	6,896
Honeywell International, Inc.	2,104	195,988
Hubbell, Inc., Class B	168	19,656
Huntington Ingalls Industries, Inc.	224	22,362
IDEX Corp.	168	12,882
Illinois Tool Works, Inc.	1,456	126,017
Ingersoll-Rand plc	1,344	80,398
ITT Corp.	1,120	48,922
Jacobs Engineering Group, Inc. *	784	43,175
Joy Global, Inc.	452	25,832
Kaman Corp.	112	4,763
KBR, Inc.	1,132	27,496
Kennametal, Inc.	280	12,611
L-3 Communications Holdings, Inc.	1,065	129,046
Layne Christensen Co. *	224	3,391
Lennox International, Inc.	280	23,778
Lincoln Electric Holdings, Inc.	280	18,393
Lockheed Martin Corp.	1,431	234,183
Masco Corp.	1,848	39,362
MasTec, Inc. *	112	4,032
Meritor, Inc. *	784	10,827
Moog, Inc., Class A *	168	12,106
MRC Global, Inc. *	362	10,422
MSC Industrial Direct Co., Inc., Class A	112	10,301
Mueller Industries, Inc.	336	9,683
Mueller Water Products, Inc., Class A	896	7,553
National Presto Industries, Inc.	56	3,942
Navistar International Corp. *	206	7,060
Nordson Corp.	112	9,132
Northrop Grumman Corp.	2,091	254,161
Orbital Sciences Corp. *	336	8,796
Oshkosh Corp.	560	30,268
Owens Corning	672	27,559
PACCAR, Inc.	1,238	78,440
Pall Corp.	224	18,982
Parker Hannifin Corp.	698	87,410
Pentair Ltd. - Reg’d	302	22,541
Polypore International, Inc. *	104	4,623
Precision Castparts Corp.	245	61,980
Quanex Building Products Corp.	224	3,987
Quanta Services, Inc. *	728	24,716
Raven Industries, Inc.	112	3,511
Raytheon Co.	2,155	210,263
Regal-Beloit Corp.	168	12,823
Rockwell Automation, Inc.	336	40,683
Rockwell Collins, Inc.	560	44,262
Roper Industries, Inc.	168	23,802
Rush Enterprises, Inc., Class A *	224	7,432
Simpson Manufacturing Co., Inc.	168	5,588
Snap-on, Inc.	168	19,701
Spirit AeroSystems Holdings, Inc., Class A *	560	18,172
SPX Corp.	336	35,159
Stanley Black & Decker, Inc.	448	39,155
TAL International Group, Inc. *	112	4,908
Teledyne Technologies, Inc. *	112	10,614
Tennant Co.	56	3,579
Terex Corp.	560	21,538
Textron, Inc.	1,344	52,712
The Babcock & Wilcox Co.	280	9,050
The Boeing Co.	1,599	216,265
The Greenbrier Cos., Inc. *	112	6,216
The Manitowoc Co., Inc.	504	13,633

2

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Middleby Corp. *	23	5,493
The Timken Co.	392	25,174
The Toro Co.	224	14,466
Titan International, Inc.	112	1,771
TransDigm Group, Inc.	112	21,135
TriMas Corp. *	56	1,966
Trinity Industries, Inc.	336	29,074
Triumph Group, Inc.	112	7,762
Tutor Perini Corp. *	672	20,583
United Rentals, Inc. *	336	33,953
United Technologies Corp.	3,699	429,898
Universal Forest Products, Inc.	280	13,594
URS Corp.	774	34,830
Valmont Industries, Inc.	56	8,677
W.W. Grainger, Inc.	193	49,865
WABCO Holdings, Inc. *	168	17,937
Wabtec Corp.	168	13,228
Watsco, Inc.	112	11,271
Watts Water Technologies, Inc., Class A	112	6,245
WESCO International, Inc. *	280	23,918
Woodward, Inc.	168	7,510
Xylem, Inc.	616	22,977

		6,509,081

Commercial & Professional Services 1.1%
ABM Industries, Inc.	504	13,744
Brady Corp., Class A	304	8,248
Cintas Corp.	560	34,787
Clean Harbors, Inc. *	112	6,844
Copart, Inc. *	370	13,161
Covanta Holding Corp.	448	8,552
Deluxe Corp.	224	12,564
Equifax, Inc.	336	23,786
FTI Consulting, Inc. *	148	4,776
G&K Services, Inc., Class A	112	5,803
Healthcare Services Group, Inc.	168	5,000
Herman Miller, Inc.	336	10,507
HNI Corp.	336	12,577
Huron Consulting Group, Inc. *	56	3,801
ICF International, Inc. *	112	4,166
IHS, Inc., Class A *	56	7,051
Insperity, Inc.	168	5,379
Interface, Inc.	168	3,064
Iron Mountain, Inc.	728	22,670
KAR Auction Services, Inc.	56	1,710
Kelly Services, Inc., Class A	616	10,940
Kforce, Inc.	224	4,935
Knoll, Inc.	224	3,929
Korn/Ferry International *	224	6,803
Manpowergroup, Inc.	871	71,405
McGrath RentCorp	112	3,839
MSA Safety, Inc.	112	6,122
Navigant Consulting, Inc. *	392	6,597
Nielsen N.V.	336	16,215
Pitney Bowes, Inc.	2,002	55,315
Quad/Graphics, Inc.	330	6,923
R.R. Donnelley & Sons Co.	3,277	51,908
Republic Services, Inc.	1,123	39,754
Resources Connection, Inc.	392	4,861
Robert Half International, Inc.	896	40,849
Rollins, Inc.	112	3,435
Steelcase, Inc., Class A	959	15,718
Stericycle, Inc. *	112	12,809
Tetra Tech, Inc.	224	5,961
The ADT Corp.	818	26,340
The Brink’s Co.	448	11,962
The Corporate Executive Board Co.	112	7,635
The Dun & Bradstreet Corp.	224	23,128
Towers Watson & Co., Class A	112	12,601
TrueBlue, Inc. *	336	9,143
UniFirst Corp.	56	5,541
United Stationers, Inc.	504	20,074
Verisk Analytics, Inc., Class A *	112	6,629
Viad Corp.	168	3,854
Waste Connections, Inc.	224	10,208
Waste Management, Inc.	2,912	130,108

		843,731

Consumer Durables & Apparel 1.2%
Arctic Cat, Inc.	56	2,089
Blyth, Inc.	168	1,467
Brunswick Corp.	112	4,827
Callaway Golf Co.	728	5,839
Carter’s, Inc.	112	8,079
Coach, Inc.	1,232	50,155
Columbia Sportswear Co.	56	4,680
Crocs, Inc. *	224	3,344
D.R. Horton, Inc.	1,064	25,196
Deckers Outdoor Corp. *	112	8,656
Ethan Allen Interiors, Inc.	23	539
Fossil Group, Inc. *	112	11,733
G-III Apparel Group Ltd. *	56	4,106
Garmin Ltd.	560	32,990
Hanesbrands, Inc.	224	19,002
Harman International Industries, Inc.	229	24,052
Hasbro, Inc.	728	39,094
Helen of Troy Ltd. *	112	6,492
JAKKS Pacific, Inc.	336	2,967
Jarden Corp. *	392	22,179
KB Home	448	7,383
La-Z-Boy, Inc.	336	8,205
Leggett & Platt, Inc.	952	32,292
Lennar Corp., Class A	336	13,742
M.D.C Holdings, Inc.	112	3,204
Mattel, Inc.	1,297	50,362
Meritage Homes Corp. *	112	4,492
Michael Kors Holdings Ltd. *	56	5,285
Mohawk Industries, Inc. *	171	23,198
NACCO Industries, Inc., Class A	56	3,038
Newell Rubbermaid, Inc.	1,176	34,433
NIKE, Inc., Class B	2,087	160,511
NVR, Inc. *	27	30,068
Polaris Industries, Inc.	112	14,439
PulteGroup, Inc.	672	13,144
PVH Corp.	112	14,743
Quiksilver, Inc. *	1,064	6,320
Ralph Lauren Corp.	183	28,087
Skechers U.S.A., Inc., Class A *	280	12,460
Steven Madden Ltd. *	60	1,912
Tempur Sealy International, Inc. *	280	15,389
The Ryland Group, Inc.	112	4,222
Toll Brothers, Inc. *	336	12,170

 3

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tupperware Brands Corp.	168	14,065
Under Armour, Inc., Class A *	112	5,688
VF Corp.	954	60,121
Whirlpool Corp.	458	65,746
Wolverine World Wide, Inc.	317	8,201

		930,406

Consumer Services 1.8%
Apollo Education Group, Inc. *	1,736	46,525
Bally Technologies, Inc. *	112	6,608
Bob Evans Farms, Inc.	363	16,215
Boyd Gaming Corp. *	784	8,585
Brinker International, Inc.	616	30,584
Buffalo Wild Wings, Inc. *	6	867
Burger King Worldwide, Inc.	195	5,010
Caesars Entertainment Corp. *	672	12,251
Capella Education Co.	56	3,205
Career Education Corp. *	2,352	10,984
Carnival Corp.	1,456	58,284
Chipotle Mexican Grill, Inc. *	23	12,583
Choice Hotels International, Inc.	56	2,521
Cracker Barrel Old Country Store, Inc.	112	11,262
Darden Restaurants, Inc.	840	42,101
DeVry Education Group, Inc.	336	14,189
DineEquity, Inc.	56	4,446
Domino’s Pizza, Inc.	224	16,229
Dunkin’ Brands Group, Inc.	56	2,507
Graham Holdings Co., Class B	31	20,985
H&R Block, Inc.	896	26,683
Hillenbrand, Inc.	224	6,785
Hyatt Hotels Corp., Class A *	112	6,850
International Game Technology	1,568	19,678
International Speedway Corp., Class A	168	5,223
ITT Educational Services, Inc. *	248	4,271
Jack in the Box, Inc.	336	19,397
Las Vegas Sands Corp.	224	17,140
Life Time Fitness, Inc. *	112	5,958
Marriott International, Inc., Class A	757	46,646
Marriott Vacations Worldwide Corp. *	56	3,172
Matthews International Corp., Class A	168	6,888
McDonald’s Corp.	4,186	424,586
MGM Resorts International *	1,008	25,956
Panera Bread Co., Class A *	56	8,602
Papa John’s International, Inc.	112	4,857
Penn National Gaming, Inc. *	224	2,612
Pinnacle Entertainment, Inc. *	224	5,528
Red Robin Gourmet Burgers, Inc. *	112	8,073
Regis Corp.	560	7,706
Royal Caribbean Cruises Ltd.	728	40,251
Ruby Tuesday, Inc. *	840	6,611
SeaWorld Entertainment, Inc.	56	1,709
Service Corp. International	1,008	20,180
Six Flags Entertainment Corp.	112	4,532
Sonic Corp. *	616	12,813
Sotheby’s	168	6,633
Starbucks Corp.	1,120	82,029
Starwood Hotels & Resorts Worldwide, Inc.	672	53,659
Steiner Leisure Ltd. *	56	2,250
Strayer Education, Inc. *	224	12,239
Texas Roadhouse, Inc.	224	5,663
The Cheesecake Factory, Inc.	280	12,844
The Wendy’s Co.	1,568	12,858
Vail Resorts, Inc.	112	7,805
Weight Watchers International, Inc.	306	6,374
Wyndham Worldwide Corp.	538	39,774
Wynn Resorts Ltd.	224	48,153
Yum! Brands, Inc.	1,288	99,575

		1,458,504

Diversified Financials 3.0%
Affiliated Managers Group, Inc. *	56	10,562
American Capital Ltd. *	280	4,133
American Express Co.	2,563	234,514
Ameriprise Financial, Inc.	504	56,755
Ares Capital Corp.	672	11,585
Berkshire Hathaway, Inc., Class B *	3,890	499,242
BlackRock, Inc.	168	51,223
Capital One Financial Corp.	2,040	160,936
Cash America International, Inc.	112	5,321
CBOE Holdings, Inc.	112	5,676
CME Group, Inc.	560	40,320
DFC Global Corp. *	383	3,589
Discover Financial Services	1,176	69,537
E*TRADE Financial Corp. *	728	14,829
Eaton Vance Corp.	416	15,454
Ezcorp, Inc., Class A *	347	4,240
Federated Investors, Inc., Class B	616	17,414
First Cash Financial Services, Inc. *	68	3,571
Franklin Resources, Inc.	1,400	77,294
Greenhill & Co., Inc.	112	5,569
IntercontinentalExchange Group, Inc.	172	33,781
Invesco Ltd.	1,008	36,994
Investment Technology Group, Inc. *	392	7,499
Janus Capital Group, Inc.	1,568	18,314
Lazard Ltd., Class A	168	8,484
Legg Mason, Inc.	896	43,761
Leucadia National Corp.	280	7,182
LPL Financial Holdings, Inc.	112	5,253
McGraw Hill Financial, Inc.	1,255	102,621
Moody’s Corp.	472	40,375
Morgan Stanley	3,386	104,492
MSCI, Inc. *	280	12,085
Nelnet, Inc., Class A	95	3,911
Northern Trust Corp.	672	40,589
PHH Corp. *	840	21,395
Raymond James Financial, Inc.	224	10,842
SEI Investments Co.	448	14,753
SLM Corp.	1,176	10,125
State Street Corp.	952	62,137
Stifel Financial Corp. *	56	2,531
T. Rowe Price Group, Inc.	644	52,505
TD Ameritrade Holding Corp.	455	13,805
The Bank of New York Mellon Corp.	2,912	100,639
The Charles Schwab Corp. (a)	2,632	66,353
The Goldman Sachs Group, Inc.	1,633	260,970
The NASDAQ OMX Group, Inc.	453	17,169
Waddell & Reed Financial, Inc., Class A	224	13,525
World Acceptance Corp. *	56	4,423

		2,408,277

4

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 15.3%
Alpha Natural Resources, Inc. *	3,012	10,181
Anadarko Petroleum Corp.	1,434	147,501
Apache Corp.	1,721	160,432
Arch Coal, Inc.	3,752	13,357
Atwood Oceanics, Inc. *	112	5,527
Baker Hughes, Inc.	2,058	145,130
Basic Energy Services, Inc. *	224	6,093
Bill Barrett Corp. *	224	5,600
Bristow Group, Inc.	112	8,510
Cabot Oil & Gas Corp.	336	12,177
Cameron International Corp. *	616	39,393
CARBO Ceramics, Inc.	56	7,704
Chesapeake Energy Corp.	3,752	107,757
Chevron Corp.	14,189	1,742,267
Cimarex Energy Co.	224	28,925
Cloud Peak Energy, Inc. *	280	5,172
Comstock Resources, Inc.	224	6,091
Concho Resources, Inc. *	56	7,381
ConocoPhillips	19,432	1,553,394
CONSOL Energy, Inc.	728	32,156
Delek US Holdings, Inc.	247	7,674
Denbury Resources, Inc.	1,024	17,295
Devon Energy Corp.	2,352	173,813
Diamond Offshore Drilling, Inc.	626	31,964
Dresser-Rand Group, Inc. *	224	13,709
Dril-Quip, Inc. *	56	5,724
Energen Corp.	280	23,906
Energy XXI Bermuda Ltd.	112	2,402
EOG Resources, Inc.	896	94,797
EQT Corp.	224	23,941
EXCO Resources, Inc.	672	3,535
Exterran Holdings, Inc.	504	21,037
Exxon Mobil Corp.	35,031	3,521,666
FMC Technologies, Inc. *	448	26,011
Forest Oil Corp. *	3,249	7,993
Green Plains, Inc.	195	5,698
Gulfmark Offshore, Inc., Class A	56	2,599
Halliburton Co.	2,974	192,239
Helix Energy Solutions Group, Inc. *	560	13,093
Helmerich & Payne, Inc.	280	30,786
Hercules Offshore, Inc. *	967	4,390
Hess Corp.	2,296	209,625
HollyFrontier Corp.	728	35,854
Hornbeck Offshore Services, Inc. *	81	3,664
ION Geophysical Corp. *	798	3,328
Key Energy Services, Inc. *	1,232	9,918
Kinder Morgan, Inc.	1,266	42,272
Marathon Oil Corp.	7,682	281,622
Marathon Petroleum Corp.	2,119	189,417
Matrix Service Co. *	168	5,485
McDermott International, Inc. *	2,632	19,108
Murphy Oil Corp.	2,104	129,754
Nabors Industries Ltd.	2,270	59,542
National Oilwell Varco, Inc.	1,408	115,273
Newfield Exploration Co. *	896	32,686
Newpark Resources, Inc. *	336	3,783
Noble Energy, Inc.	672	48,431
Nordic American Tankers Ltd.	448	3,665
Occidental Petroleum Corp.	3,331	332,067
Oceaneering International, Inc.	224	16,139
Oil States International, Inc. *	168	18,073
ONEOK, Inc.	784	50,560
Parker Drilling Co. *	1,008	6,522
Patterson-UTI Energy, Inc.	851	28,160
PDC Energy, Inc. *	56	3,595
Peabody Energy Corp.	2,696	43,567
Penn Virginia Corp. *	639	9,700
Phillips 66	7,885	668,569
Pioneer Energy Services Corp. *	392	6,233
Pioneer Natural Resources Co.	117	24,589
QEP Resources, Inc.	1,022	32,643
Quicksilver Resources, Inc. *	1,624	3,914
Range Resources Corp.	168	15,616
Rosetta Resources, Inc. *	56	2,639
Rowan Cos. plc, Class A	448	13,870
SandRidge Energy, Inc. *	1,176	7,844
Schlumberger Ltd.	3,533	367,573
SEACOR Holdings, Inc. *	224	17,938
Seadrill Ltd.	1,155	43,890
SemGroup Corp., Class A	224	15,219
Ship Finance International Ltd.	224	4,148
SM Energy Co.	186	14,101
Southwestern Energy Co. *	616	28,009
Spectra Energy Corp.	2,093	84,934
Stone Energy Corp. *	280	12,429
Superior Energy Services, Inc.	560	18,586
Swift Energy Co. *	336	3,646
Targa Resources Corp.	112	12,876
Teekay Corp.	224	12,958
Tesoro Corp.	1,232	69,238
TETRA Technologies, Inc. *	616	7,102
The Williams Cos., Inc.	2,240	105,190
Tidewater, Inc.	294	15,323
Ultra Petroleum Corp. *	336	9,079
Unit Corp. *	321	20,390
Valero Energy Corp.	8,273	463,702
W&T Offshore, Inc.	280	4,108
Western Refining, Inc.	392	16,080
Whiting Petroleum Corp. *	224	16,094
Willbros Group, Inc. *	560	6,810
World Fuel Services Corp.	1,176	54,519
WPX Energy, Inc. *	1,904	40,327

		12,211,016

Food & Staples Retailing 3.9%
Casey’s General Stores, Inc.	280	19,944
Costco Wholesale Corp.	2,476	287,266
CVS Caremark Corp.	8,680	679,818
PriceSmart, Inc.	56	5,132
Rite Aid Corp. *	2,072	17,322
Roundy’s, Inc.	541	2,905
Safeway, Inc.	4,887	167,820
SUPERVALU, Inc. *	6,496	48,525
Susser Holdings Corp. *	112	8,883
Sysco Corp.	4,592	172,338
The Andersons, Inc.	160	8,150
The Fresh Market, Inc. *	95	2,912
The Kroger Co.	4,933	235,501
The Pantry, Inc. *	1,120	18,917
United Natural Foods, Inc. *	224	15,100
Wal-Mart Stores, Inc.	12,581	965,843

 5

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walgreen Co.	5,960	428,584
Whole Foods Market, Inc.	793	30,324

		3,115,284

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	8,525	354,299
Archer-Daniels-Midland Co.	6,440	289,414
B&G Foods, Inc.	119	4,077
Brown-Forman Corp., Class B	336	31,137
Bunge Ltd.	2,092	162,569
Cal-Maine Foods, Inc.	56	3,907
Campbell Soup Co.	1,008	46,267
Chiquita Brands International, Inc. *	1,064	10,917
Coca-Cola Enterprises, Inc.	1,542	70,377
ConAgra Foods, Inc.	2,655	85,756
Constellation Brands, Inc., Class A *	392	32,979
Darling Ingredients, Inc. *	168	3,358
Dean Foods Co.	2,056	35,733
Dr. Pepper Snapple Group, Inc.	952	54,930
Flowers Foods, Inc.	616	12,844
Fresh Del Monte Produce, Inc.	392	11,356
General Mills, Inc.	2,184	119,967
Hormel Foods Corp.	504	24,802
Ingredion, Inc.	280	21,322
J&J Snack Foods Corp.	56	5,246
Kellogg Co.	1,008	69,532
Keurig Green Mountain, Inc.	56	6,316
Kraft Foods Group, Inc.	2,371	140,980
Lancaster Colony Corp.	112	10,000
Lorillard, Inc.	1,568	97,483
McCormick & Co., Inc. Non-Voting Shares	392	28,346
Mead Johnson Nutrition Co.	224	20,041
Molson Coors Brewing Co., Class B	504	33,128
Mondelez International, Inc., Class A	9,451	355,547
Monster Beverage Corp. *	224	15,541
PepsiCo, Inc.	5,558	490,938
Philip Morris International, Inc.	5,962	527,875
Pilgrim’s Pride Corp. *	336	8,548
Post Holdings, Inc. *	168	8,395
Reynolds American, Inc.	1,238	73,822
Sanderson Farms, Inc.	168	15,542
Seaboard Corp. *	1	2,695
Snyder’s-Lance, Inc.	168	4,566
The Coca-Cola Co.	9,984	408,445
The Hain Celestial Group, Inc. *	56	5,080
The Hershey Co.	280	27,255
The Hillshire Brands Co.	2,072	110,396
The J.M. Smucker Co.	439	45,041
The WhiteWave Foods Co., Class A *	336	10,581
TreeHouse Foods, Inc. *	112	8,394
Tyson Foods, Inc., Class A	2,663	113,071
Universal Corp.	224	11,995
Vector Group Ltd.	225	4,705

		4,035,515

Health Care Equipment & Services 5.8%
Abbott Laboratories	8,512	340,565
Aetna, Inc.	2,487	192,867
Alere, Inc. *	280	10,016
Allscripts Healthcare Solutions, Inc. *	56	825
Amedisys, Inc. *	504	7,333
AmerisourceBergen Corp.	2,191	160,337
Amsurg Corp. *	112	5,071
Analogic Corp.	56	3,826
Baxter International, Inc.	2,185	162,586
Becton Dickinson & Co.	897	105,577
Boston Scientific Corp. *	4,939	63,367
Brookdale Senior Living, Inc. *	280	9,313
C.R. Bard, Inc.	336	49,698
Cardinal Health, Inc.	3,270	230,960
CareFusion Corp. *	672	28,849
Catamaran Corp. *	280	12,253
Centene Corp. *	224	16,693
Cerner Corp. *	224	12,107
Chemed Corp.	112	9,865
Cigna Corp.	673	60,422
Community Health Systems, Inc. *	1,008	42,104
CONMED Corp.	112	5,029
Covidien plc	1,374	100,453
DaVita HealthCare Partners, Inc. *	560	39,530
DENTSPLY International, Inc.	392	18,538
Edwards Lifesciences Corp. *	194	15,753
Express Scripts Holding Co. *	1,545	110,421
Gentiva Health Services, Inc. *	368	5,016
Greatbatch, Inc. *	112	5,232
Haemonetics Corp. *	112	3,815
Hanger, Inc. *	56	1,701
HCA Holdings, Inc. *	2,455	130,091
Health Net, Inc. *	1,568	62,689
HealthSouth Corp.	168	5,900
Healthways, Inc. *	280	4,824
Henry Schein, Inc. *	336	40,202
Hill-Rom Holdings, Inc.	336	13,336
Hologic, Inc. *	448	10,949
Humana, Inc.	1,214	151,094
IDEXX Laboratories, Inc. *	112	14,390
Integra LifeSciences Holdings Corp. *	56	2,517
Intuitive Surgical, Inc. *	38	14,050
Invacare Corp.	448	7,392
Kindred Healthcare, Inc.	847	21,023
Laboratory Corp. of America Holdings *	347	35,595
LifePoint Hospitals, Inc. *	336	20,577
Magellan Health Services, Inc. *	280	17,049
Masimo Corp. *	112	2,760
McKesson Corp.	1,639	310,820
MEDNAX, Inc. *	224	12,909
Medtronic, Inc.	3,865	235,881
Molina Healthcare, Inc. *	224	9,652
MWI Veterinary Supply, Inc. *	12	1,674
Omnicare, Inc.	599	38,066
Owens & Minor, Inc.	728	25,247
Patterson Cos., Inc.	504	19,737
PharMerica Corp. *	392	10,639
Quest Diagnostics, Inc.	1,047	62,705
ResMed, Inc.	168	8,410
Select Medical Holdings Corp.	626	9,484
Sirona Dental Systems, Inc. *	56	4,212
St. Jude Medical, Inc.	1,108	71,909
STERIS Corp.	280	14,986
Stryker Corp.	968	81,786
Teleflex, Inc.	168	17,916

6

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tenet Healthcare Corp. *	619	29,093
The Cooper Cos., Inc.	56	7,225
UnitedHealth Group, Inc.	6,756	537,980
Universal Health Services, Inc., Class B	336	30,096
Varian Medical Systems, Inc. *	336	27,703
VCA Antech, Inc. *	336	11,306
WellCare Health Plans, Inc. *	287	22,228
WellPoint, Inc.	4,875	528,255
West Pharmaceutical Services, Inc.	224	9,428
Zimmer Holdings, Inc.	840	87,654

		4,611,561

Household & Personal Products 1.9%
Avon Products, Inc.	2,942	42,041
Central Garden & Pet Co., Class A *	1,344	10,698
Church & Dwight Co., Inc.	280	19,384
Colgate-Palmolive Co.	2,576	176,199
Elizabeth Arden, Inc. *	56	1,519
Energizer Holdings, Inc.	224	25,984
Herbalife Ltd.	336	21,783
Kimberly-Clark Corp.	1,363	153,133
Nu Skin Enterprises, Inc., Class A	123	9,082
Spectrum Brands Holdings, Inc.	56	4,361
The Clorox Co.	336	30,112
The Estee Lauder Cos., Inc., Class A	392	30,035
The Procter & Gamble Co.	12,433	1,004,462
WD-40 Co.	56	4,042

		1,532,835

Insurance 3.4%
ACE Ltd.	953	98,836
Aflac, Inc.	1,568	96,009
Alleghany Corp. *	14	5,896
Allied World Assurance Co. Holdings AG	504	18,900
American Equity Investment Life Holding Co.	336	7,567
American Financial Group, Inc.	448	26,154
American International Group, Inc.	3,943	213,198
Aon plc	728	65,476
Arch Capital Group Ltd. *	616	35,069
Argo Group International Holdings Ltd.	168	8,140
Arthur J. Gallagher & Co.	336	15,399
Aspen Insurance Holdings Ltd.	448	20,586
Assurant, Inc.	728	49,366
Assured Guaranty Ltd.	224	5,470
Axis Capital Holdings Ltd.	672	30,905
Brown & Brown, Inc.	280	8,453
Cincinnati Financial Corp.	672	32,941
CNO Financial Group, Inc.	1,120	18,066
Endurance Specialty Holdings Ltd.	448	23,171
Everest Re Group Ltd.	229	36,645
Fidelity National Financial, Inc., Class A	1,248	41,608
First American Financial Corp.	504	14,122
Genworth Financial, Inc., Class A *	2,389	40,589
HCC Insurance Holdings, Inc.	392	18,416
Horace Mann Educators Corp.	168	4,907
Infinity Property & Casualty Corp.	112	7,169
Kemper Corp.	448	15,658
Lincoln National Corp.	864	41,437
Loews Corp.	1,400	60,382
Markel Corp. *	15	9,603
Marsh & McLennan Cos., Inc.	1,568	78,823
Mercury General Corp.	168	7,921
MetLife, Inc.	2,296	116,935
Montpelier Re Holdings Ltd.	224	7,043
Old Republic International Corp.	1,120	19,152
PartnerRe Ltd.	392	42,089
Platinum Underwriters Holdings Ltd.	337	21,619
Primerica, Inc.	392	17,656
Principal Financial Group, Inc.	784	36,668
ProAssurance Corp.	168	7,636
Protective Life Corp.	392	20,502
Prudential Financial, Inc.	1,590	130,634
Reinsurance Group of America, Inc.	280	21,885
RenaissanceRe Holdings Ltd.	306	31,876
RLI Corp.	224	9,990
Safety Insurance Group, Inc.	56	2,888
Selective Insurance Group, Inc.	265	6,299
StanCorp Financial Group, Inc.	280	16,828
Stewart Information Services Corp.	56	1,796
Symetra Financial Corp.	224	4,670
The Allstate Corp.	2,558	149,029
The Chubb Corp.	1,808	167,529
The Hanover Insurance Group, Inc.	280	16,814
The Hartford Financial Services Group, Inc.	2,872	99,515
The Progressive Corp.	3,976	99,519
The Travelers Cos., Inc.	3,999	373,706
Torchmark Corp.	392	31,725
Tower Group International Ltd.	1,208	2,597
Unum Group	1,344	45,575
Validus Holdings Ltd.	336	12,543
W.R. Berkley Corp.	616	27,455
White Mountains Insurance Group Ltd.	22	12,991
XL Group plc	1,008	32,720

		2,744,766

Materials 4.1%
A. Schulman, Inc.	224	7,887
A.M. Castle & Co. *	224	2,704
Air Products & Chemicals, Inc.	776	93,097
Airgas, Inc.	224	23,816
AK Steel Holding Corp. *	3,024	18,507
Albemarle Corp.	280	19,373
Alcoa, Inc.	12,610	171,622
Allegheny Technologies, Inc.	784	32,199
AptarGroup, Inc.	280	18,645
Ashland, Inc.	336	34,608
Avery Dennison Corp.	672	34,070
Axiall Corp.	168	7,763
Ball Corp.	784	47,322
Bemis Co., Inc.	560	23,190
Cabot Corp.	336	19,001
Carpenter Technology Corp.	168	10,498
Celanese Corp., Series A	504	31,601
Century Aluminum Co. *	560	7,644
CF Industries Holdings, Inc.	168	40,876
Chemtura Corp. *	448	11,191
Clearwater Paper Corp. *	56	3,476
Cliffs Natural Resources, Inc.	1,400	21,952

 7

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coeur Mining, Inc. *	56	383
Commercial Metals Co.	1,568	27,832
Compass Minerals International, Inc.	112	10,415
Crown Holdings, Inc. *	336	16,414
Cytec Industries, Inc.	234	23,248
Domtar Corp.	448	40,714
E.I. du Pont de Nemours & Co.	2,679	185,682
Eagle Materials, Inc.	112	9,741
Eastman Chemical Co.	576	50,838
Ecolab, Inc.	327	35,705
Ferro Corp. *	840	10,752
FMC Corp.	280	21,437
Freeport-McMoRan Copper & Gold, Inc.	6,443	219,384
Graphic Packaging Holding Co. *	616	6,770
Greif, Inc., Class A	168	9,176
H.B. Fuller Co.	224	10,714
Hecla Mining Co.	224	620
Huntsman Corp.	1,120	29,893
Innophos Holdings, Inc.	112	5,880
Innospec, Inc.	56	2,362
International Flavors & Fragrances, Inc.	224	22,234
International Paper Co.	2,266	107,930
Kaiser Aluminum Corp.	112	7,669
KapStone Paper & Packaging Corp. *	224	6,507
Koppers Holdings, Inc.	56	2,035
Kraton Performance Polymers, Inc. *	168	4,178
Louisiana-Pacific Corp. *	336	4,771
LyondellBasell Industries N.V., Class A	1,670	166,282
Martin Marietta Materials, Inc.	168	20,630
Materion Corp.	112	3,818
MeadWestvaco Corp.	952	38,632
Minerals Technologies, Inc.	168	10,416
Monsanto Co.	1,120	136,472
Myers Industries, Inc.	224	4,760
NewMarket Corp.	27	10,571
Newmont Mining Corp.	3,262	74,667
Nucor Corp.	2,240	113,411
Olin Corp.	392	10,682
OM Group, Inc.	280	8,624
Owens-Illinois, Inc. *	952	31,635
P.H. Glatfelter Co.	280	7,370
Packaging Corp. of America	336	23,238
PolyOne Corp.	280	11,236
PPG Industries, Inc.	448	90,321
Praxair, Inc.	896	118,487
Reliance Steel & Aluminum Co.	504	36,263
Resolute Forest Products, Inc. *	896	13,413
Rock-Tenn Co., Class A	168	16,973
Rockwood Holdings, Inc.	168	12,830
RPM International, Inc.	504	21,707
RTI International Metals, Inc. *	112	3,004
Schnitzer Steel Industries, Inc., Class A	504	12,560
Schweitzer-Mauduit International, Inc.	112	4,668
Sealed Air Corp.	896	29,505
Sensient Technologies Corp.	224	12,275
Sigma-Aldrich Corp.	337	33,205
Silgan Holdings, Inc.	224	10,938
Sonoco Products Co.	616	26,020
Southern Copper Corp.	934	27,758
Steel Dynamics, Inc.	1,680	29,014
Stepan Co.	56	2,997
Stillwater Mining Co. *	280	4,707
SunCoke Energy, Inc. *	280	5,622
The Dow Chemical Co.	5,325	277,539
The Mosaic Co.	1,496	74,785
The Scotts Miracle-Gro Co., Class A	224	13,429
The Sherwin-Williams Co.	168	34,374
The Valspar Corp.	280	20,905
Tredegar Corp.	168	3,570
United States Steel Corp.	2,184	50,319
Vulcan Materials Co.	448	27,315
W.R. Grace & Co. *	56	5,156
Walter Energy, Inc.	902	4,402
Wausau Paper Corp.	336	3,575
Westlake Chemical Corp.	112	9,055
Worthington Industries, Inc.	336	13,541

		3,277,002

Media 3.7%
AMC Networks, Inc., Class A *	56	3,465
Cablevision Systems Corp., Class A	2,016	35,542
CBS Corp., Class B Non-Voting Shares	2,162	128,877
Charter Communications, Inc., Class A *	224	32,063
Cinemark Holdings, Inc.	563	17,746
Comcast Corp., Class A	7,311	381,634
Dex Media, Inc. *	1,715	17,013
DIRECTV *	3,291	271,310
Discovery Communications, Inc., Class A *	514	39,558
DISH Network Corp., Class A *	616	36,135
DreamWorks Animation SKG, Inc., Class A *	228	6,402
Gannett Co., Inc.	1,792	49,800
John Wiley & Sons, Inc., Class A	168	9,203
Lamar Advertising Co., Class A	336	16,578
Liberty Global plc, Class A *	1,870	84,187
Liberty Global plc, Series C *	1,888	80,806
Lions Gate Entertainment Corp.	112	2,927
Live Nation Entertainment, Inc. *	560	13,283
Meredith Corp.	196	8,812
National CineMedia, Inc.	168	2,633
Omnicom Group, Inc.	1,176	83,672
Regal Entertainment Group, Class A	560	10,926
Scholastic Corp.	336	10,712
Scripps Networks Interactive, Inc., Class A	198	15,139
Sinclair Broadcast Group, Inc., Class A	135	3,993
Sirius XM Holdings, Inc. *	168	551
Starz, Class A *	784	23,990
The E.W. Scripps Co., Class A *	392	7,652
The Interpublic Group of Cos., Inc.	1,232	23,556
The Madison Square Garden Co., Class A *	112	6,143
The New York Times Co., Class A	952	14,147
The Walt Disney Co.	5,840	490,618
Thomson Reuters Corp.	1,792	62,165
Time Warner Cable, Inc.	1,344	189,719
Time Warner, Inc.	5,975	417,234
Twenty-First Century Fox, Inc., Class A	5,488	194,330
Viacom, Inc., Class B	1,961	167,332

		2,959,853

8

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	3,221	174,997
Actavis plc *	244	51,616
Agilent Technologies, Inc.	977	55,630
Alexion Pharmaceuticals, Inc. *	11	1,830
Allergan, Inc.	392	65,644
Amgen, Inc.	2,968	344,258
Bio-Rad Laboratories, Inc., Class A *	56	6,761
Biogen Idec, Inc. *	174	55,570
Bristol-Myers Squibb Co.	5,015	249,446
Bruker Corp. *	56	1,173
Cambrex Corp. *	112	2,407
Celgene Corp. *	263	40,247
Charles River Laboratories International, Inc. *	280	15,002
Covance, Inc. *	224	18,785
Cubist Pharmaceuticals, Inc. *	56	3,730
Eli Lilly & Co.	4,232	253,328
Endo International plc *	392	27,671
Forest Laboratories, Inc. *	1,035	98,097
Gilead Sciences, Inc. *	2,102	170,704
Hospira, Inc. *	560	27,535
Illumina, Inc. *	112	17,724
Impax Laboratories, Inc. *	168	4,664
Johnson & Johnson	9,213	934,751
Merck & Co., Inc.	8,770	507,432
Mettler-Toledo International, Inc. *	60	14,701
Mylan, Inc. *	672	33,493
Myriad Genetics, Inc. *	56	1,857
PAREXEL International Corp. *	112	5,650
PDL BioPharma, Inc.	672	6,297
PerkinElmer, Inc.	392	17,628
Perrigo Co., plc	112	15,478
Pfizer, Inc.	28,280	837,936
QIAGEN N.V. *	336	7,715
Techne Corp.	56	4,916
Thermo Fisher Scientific, Inc.	786	91,891
United Therapeutics Corp. *	56	5,362
Waters Corp. *	224	22,436
Zoetis, Inc.	210	6,447

		4,200,809

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	112	8,522
American Campus Communities, Inc.	56	2,175
American Capital Agency Corp.	448	10,631
American Tower Corp.	238	21,332
Annaly Capital Management, Inc.	5,729	67,545
Anworth Mortgage Asset Corp.	560	3,024
Apartment Investment & Management Co., Class A	672	21,155
Ashford Hospitality Trust, Inc.	114	1,220
AvalonBay Communities, Inc.	168	23,829
BioMed Realty Trust, Inc.	280	6,076
Boston Properties, Inc.	337	40,669
Brandywine Realty Trust	616	9,425
Camden Property Trust	168	11,800
Capstead Mortgage Corp.	336	4,425
CBL & Associates Properties, Inc.	392	7,377
CBRE Group, Inc., Class A *	504	15,039
Chimera Investment Corp.	2,464	7,762
CommonWealth REIT	560	14,734
Corporate Office Properties Trust	224	6,171
Corrections Corp. of America	336	10,930
Cousins Properties, Inc.	336	4,032
Crown Castle International Corp.	378	29,004
CYS Investments, Inc.	546	5,045
DCT Industrial Trust, Inc.	616	4,879
DDR Corp.	560	9,694
DiamondRock Hospitality Co.	560	6,955
Digital Realty Trust, Inc.	280	16,100
Douglas Emmett, Inc.	224	6,359
Duke Realty Corp.	896	15,859
EastGroup Properties, Inc.	56	3,565
EPR Properties	112	6,039
Equity Lifestyle Properties, Inc.	56	2,449
Equity Residential	754	46,597
Essex Property Trust, Inc.	86	15,563
Extra Space Storage, Inc.	112	5,863
Federal Realty Investment Trust	112	13,386
Forest City Enterprises, Inc., Class A *	168	3,197
General Growth Properties, Inc.	672	16,014
Glimcher Realty Trust	224	2,468
Hatteras Financial Corp.	168	3,409
HCP, Inc.	738	30,811
Health Care REIT, Inc.	343	21,688
Healthcare Realty Trust, Inc.	168	4,188
Highwoods Properties, Inc.	280	11,362
Home Properties, Inc.	112	6,964
Hospitality Properties Trust	672	19,495
Host Hotels & Resorts, Inc.	1,904	42,021
Inland Real Estate Corp.	336	3,568
Invesco Mortgage Capital, Inc.	485	8,614
iStar Financial, Inc. *	1,120	16,173
Jones Lang LaSalle, Inc.	169	20,498
Kilroy Realty Corp.	112	6,785
Kimco Realty Corp.	1,064	24,387
LaSalle Hotel Properties	224	7,390
Lexington Realty Trust	448	5,085
Liberty Property Trust	392	15,174
Mack-Cali Realty Corp.	616	13,398
MFA Financial, Inc.	784	6,452
Mid-America Apartment Communities, Inc.	176	12,734
National Retail Properties, Inc.	112	3,918
NorthStar Realty Finance Corp.	448	7,414
Omega Healthcare Investors, Inc.	168	6,198
Pennsylvania Real Estate Investment Trust	224	4,021
Piedmont Office Realty Trust, Inc., Class A	616	11,470
Plum Creek Timber Co., Inc.	560	25,256
Post Properties, Inc.	195	9,974
Potlatch Corp.	224	8,996
Prologis, Inc.	392	16,272
PS Business Parks, Inc.	56	4,715
Public Storage	224	38,613
RAIT Financial Trust	560	4,390
Rayonier, Inc.	280	13,328
Realty Income Corp.	168	7,274
Redwood Trust, Inc.	336	6,549
Regency Centers Corp.	302	16,127

 9

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retail Properties of America, Inc., Class A	419	6,302
RLJ Lodging Trust	168	4,655
Ryman Hospitality Properties, Inc.	112	5,167
Sabra Health Care REIT, Inc.	280	8,198
Senior Housing Properties Trust	224	5,372
Simon Property Group, Inc.	392	65,252
SL Green Realty Corp.	112	12,263
Sovran Self Storage, Inc.	56	4,301
Starwood Property Trust, Inc.	67	1,634
Sun Communities, Inc.	56	2,712
Sunstone Hotel Investors, Inc.	392	5,758
Tanger Factory Outlet Centers, Inc.	112	3,967
Taubman Centers, Inc.	112	8,389
The Geo Group, Inc.	168	5,714
The Macerich Co.	224	14,793
UDR, Inc.	660	18,163
Ventas, Inc.	392	26,186
Vornado Realty Trust	449	48,079
Washington REIT	168	4,339
Weingarten Realty Investors	336	10,681
Weyerhaeuser Co.	4,480	140,762
WP Carey, Inc.	112	7,128

		1,381,435

Retailing 4.3%
Aaron’s, Inc.	728	23,908
Abercrombie & Fitch Co., Class A	784	29,800
Advance Auto Parts, Inc.	336	41,721
Aeropostale, Inc. *	1,406	5,497
Amazon.com, Inc. *	190	59,385
American Eagle Outfitters, Inc.	2,255	24,196
ANN, Inc. *	392	15,237
Asbury Automotive Group, Inc. *	235	15,190
Ascena Retail Group, Inc. *	336	5,610
AutoNation, Inc. *	280	16,008
AutoZone, Inc. *	56	29,820
Barnes & Noble, Inc. *	504	9,143
Bed Bath & Beyond, Inc. *	1,081	65,779
Best Buy Co., Inc.	4,864	134,538
Big Lots, Inc. *	896	38,026
Brown Shoe Co., Inc.	392	11,035
Cabela’s, Inc. *	56	3,429
CarMax, Inc. *	560	24,814
Chico’s FAS, Inc.	672	10,188
Core-Mark Holding Co., Inc.	336	27,780
Dick’s Sporting Goods, Inc.	280	12,446
Dillard’s, Inc., Class A	224	25,256
Dollar General Corp. *	930	50,015
Dollar Tree, Inc. *	840	44,545
DSW, Inc., Class A	112	2,806
Expedia, Inc.	496	36,357
Express, Inc. *	224	2,825
Family Dollar Stores, Inc.	504	29,534
Foot Locker, Inc.	922	44,422
Fred’s, Inc., Class A	560	8,551
GameStop Corp., Class A	1,232	46,631
Genesco, Inc. *	112	8,388
Genuine Parts Co.	841	72,604
GNC Holdings, Inc., Class A	82	3,027
Group 1 Automotive, Inc.	224	18,032
Guess?, Inc.	290	7,395
hhgregg, Inc. *	347	3,192
Hibbett Sports, Inc. *	56	2,945
HSN, Inc.	112	6,229
J.C. Penney Co., Inc. *	6,034	54,246
Jos. A. Bank Clothiers, Inc. *	112	7,274
Kohl’s Corp.	2,464	134,140
L Brands, Inc.	840	48,208
Liberty Interactive Corp., Class A *	2,387	69,533
Lithia Motors, Inc., Class A	112	8,784
LKQ Corp. *	206	5,714
Lowe’s Cos., Inc.	7,000	329,560
Lumber Liquidators Holdings, Inc. *	56	4,350
Macy’s, Inc.	1,891	113,252
Monro Muffler Brake, Inc.	56	3,025
Netflix, Inc. *	19	7,939
Nordstrom, Inc.	786	53,495
Nutrisystem, Inc.	672	11,088
O’Reilly Automotive, Inc. *	280	41,426
Office Depot, Inc. *	5,600	28,672
Outerwall, Inc. *	153	10,822
Penske Automotive Group, Inc.	280	13,026
PetSmart, Inc.	545	31,321
Pier 1 Imports, Inc.	168	2,958
Pool Corp.	112	6,466
RadioShack Corp. *	3,110	4,665
Rent-A-Center, Inc.	560	15,658
Ross Stores, Inc.	505	34,567
Sally Beauty Holdings, Inc. *	112	2,869
Sears Holdings Corp. *	1,120	47,102
Sears Hometown & Outlet Stores, Inc. *	112	2,467
Select Comfort Corp. *	112	2,076
Signet Jewelers Ltd.	336	35,646
Sonic Automotive, Inc., Class A	392	10,317
Stage Stores, Inc.	336	6,172
Staples, Inc.	9,258	104,153
Target Corp.	5,545	314,734
The Bon-Ton Stores, Inc.	56	573
The Buckle, Inc.	112	5,023
The Cato Corp., Class A	168	4,845
The Children’s Place Retail Stores, Inc.	168	8,128
The Finish Line, Inc., Class A	336	9,633
The Gap, Inc.	2,241	92,396
The Home Depot, Inc.	4,919	394,651
The Men’s Wearhouse, Inc.	392	19,514
The Pep Boys-Manny, Moe & Jack *	504	5,136
The Priceline Group, Inc. *	19	24,294
The Wet Seal, Inc., Class A *	2,209	1,856
Tiffany & Co.	392	38,969
TJX Cos., Inc.	2,299	125,181
Tractor Supply Co.	286	18,596
TripAdvisor, Inc. *	56	5,442
Ulta Salon, Cosmetics & Fragrance, Inc. *	56	4,754
Urban Outfitters, Inc. *	448	15,017
Vitamin Shoppe, Inc. *	56	2,407
Williams-Sonoma, Inc.	392	26,233

		3,384,677

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	3,752	15,008

10

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Altera Corp.	728	24,119
Amkor Technology, Inc. *	1,176	11,889
Analog Devices, Inc.	1,120	58,666
Applied Materials, Inc.	5,618	113,427
Atmel Corp. *	1,568	13,140
Avago Technologies Ltd.	392	27,703
Broadcom Corp., Class A	1,680	53,542
Brooks Automation, Inc.	448	4,350
Cabot Microelectronics Corp. *	112	4,819
Cirrus Logic, Inc. *	198	4,382
Cree, Inc. *	112	5,389
Cypress Semiconductor Corp. *	560	5,740
Diodes, Inc. *	168	4,649
Entegris, Inc. *	560	6,423
Fairchild Semiconductor International, Inc. *	616	9,037
First Solar, Inc. *	280	17,298
GT Advanced Technologies, Inc. *	1,176	19,827
Hittite Microwave Corp.	47	2,764
Integrated Device Technology, Inc. *	1,120	14,896
Intel Corp.	31,182	851,892
International Rectifier Corp. *	280	7,510
Intersil Corp., Class A	1,288	18,122
KLA-Tencor Corp.	616	40,360
Lam Research Corp. *	560	34,742
Linear Technology Corp.	560	25,850
Marvell Technology Group Ltd.	2,296	35,749
Maxim Integrated Products, Inc.	1,120	38,360
Micrel, Inc.	280	2,982
Microchip Technology, Inc.	616	29,322
Micron Technology, Inc. *	3,107	88,829
Microsemi Corp. *	152	3,698
MKS Instruments, Inc.	224	6,462
NVIDIA Corp.	1,680	31,920
OmniVision Technologies, Inc. *	224	5,036
ON Semiconductor Corp. *	1,456	12,653
Photronics, Inc. *	448	3,938
PMC-Sierra, Inc. *	504	3,563
RF Micro Devices, Inc. *	1,008	9,485
Semtech Corp. *	26	674
Silicon Laboratories, Inc. *	168	7,580
Skyworks Solutions, Inc.	280	12,127
Spansion, Inc., Class A *	280	5,334
SunEdison, Inc. *	1,259	24,790
Synaptics, Inc. *	112	7,625
Teradyne, Inc.	560	9,968
Tessera Technologies, Inc.	168	3,778
Texas Instruments, Inc.	5,330	250,403
TriQuint Semiconductor, Inc. *	728	11,328
Veeco Instruments, Inc. *	56	1,866
Xilinx, Inc.	714	33,529

		2,036,543

Software & Services 6.2%
Accenture plc, Class A	1,570	127,877
Activision Blizzard, Inc.	728	15,128
Acxiom Corp. *	336	7,637
Adobe Systems, Inc. *	1,070	69,058
Akamai Technologies, Inc. *	224	12,172
Alliance Data Systems Corp. *	117	29,958
Amdocs Ltd.	784	37,726
ANSYS, Inc. *	143	10,503
AOL, Inc. *	903	32,761
Autodesk, Inc. *	448	23,462
Automatic Data Processing, Inc.	1,400	111,552
Broadridge Financial Solutions, Inc.	560	22,971
CA, Inc.	1,232	35,346
CACI International, Inc., Class A *	168	11,995
Cadence Design Systems, Inc. *	280	4,673
Citrix Systems, Inc. *	280	17,352
Cognizant Technology Solutions Corp., Class A *	672	32,666
Computer Sciences Corp.	1,378	86,662
Compuware Corp.	1,400	13,860
Convergys Corp.	840	18,329
Conversant, Inc. *	280	6,602
CoreLogic, Inc. *	1,430	40,798
CSG Systems International, Inc.	280	7,356
Digital River, Inc. *	504	7,933
DST Systems, Inc.	224	20,418
EarthLink Holdings Corp.	1,918	6,982
eBay, Inc. *	2,072	105,113
Electronic Arts, Inc. *	616	21,640
Equinix, Inc. *	56	11,130
Euronet Worldwide, Inc. *	114	5,374
Facebook, Inc., Class A *	224	14,179
FactSet Research Systems, Inc.	112	12,000
Fair Isaac Corp.	224	13,194
Fidelity National Information Services, Inc.	1,120	60,648
Fiserv, Inc. *	896	53,859
FleetCor Technologies, Inc. *	12	1,517
Gartner, Inc. *	112	7,962
Genpact Ltd. *	144	2,426
Global Cash Access Holdings, Inc. *	448	3,987
Global Payments, Inc.	168	11,518
Google, Inc., Class A *	230	131,480
Google, Inc., Class C *	230	129,025
Heartland Payment Systems, Inc.	112	4,642
IAC/InterActiveCorp	430	28,470
Informatica Corp. *	112	4,098
International Business Machines Corp.	5,056	932,124
Intuit, Inc.	629	49,873
j2 Global, Inc.	112	5,304
Jack Henry & Associates, Inc.	168	9,742
Leidos Holdings, Inc.	884	33,725
Manhattan Associates, Inc. *	224	7,271
ManTech International Corp., Class A	224	6,606
MasterCard, Inc., Class A	1,068	81,649
MAXIMUS, Inc.	168	7,506
Mentor Graphics Corp.	168	3,560
MICROS Systems, Inc. *	112	5,983
Microsoft Corp.	35,392	1,448,948
MicroStrategy, Inc., Class A *	56	7,903
Monster Worldwide, Inc. *	2,254	12,758
NeuStar, Inc., Class A *	190	5,324
Nuance Communications, Inc. *	168	2,719
Oracle Corp.	8,568	360,027
Paychex, Inc.	952	39,137
Progress Software Corp. *	168	3,649
PTC, Inc. *	224	8,243
Rackspace Hosting, Inc. *	114	4,160
Red Hat, Inc. *	140	7,017

 11

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rovi Corp. *	396	9,571
Salesforce.com, Inc. *	112	5,895
Sapient Corp. *	280	4,606
Solera Holdings, Inc.	56	3,654
Sykes Enterprises, Inc. *	280	5,650
Symantec Corp.	3,508	77,141
Synopsys, Inc. *	224	8,622
Take-Two Interactive Software, Inc. *	280	5,776
TeleTech Holdings, Inc. *	168	4,432
Teradata Corp. *	451	18,937
The Western Union Co.	2,968	47,993
TIBCO Software, Inc. *	336	7,227
Total System Services, Inc.	728	22,029
Unisys Corp. *	336	7,886
United Online, Inc.	116	1,267
VeriFone Systems, Inc. *	56	1,837
VeriSign, Inc. *	336	16,827
Visa, Inc., Class A	336	72,183
Vistaprint N.V. *	56	2,241
VMware, Inc., Class A *	56	5,404
WEX, Inc. *	56	5,392
Xerox Corp.	8,512	105,123
Yahoo! Inc. *	1,437	49,792

		4,966,752

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	336	7,540
Amphenol Corp., Class A	337	32,285
Anixter International, Inc.	224	23,072
Apple, Inc.	952	602,616
ARRIS Group, Inc. *	392	12,979
Arrow Electronics, Inc. *	1,120	64,624
Avnet, Inc.	1,456	63,438
Belden, Inc.	168	12,094
Benchmark Electronics, Inc. *	672	15,584
Brocade Communications Systems, Inc. *	1,512	13,789
Cisco Systems, Inc.	21,026	517,660
Cognex Corp. *	112	4,032
Coherent, Inc. *	112	6,718
Comtech Telecommunications Corp.	168	5,489
Corning, Inc.	5,152	109,738
Diebold, Inc.	392	14,712
Dolby Laboratories, Inc., Class A *	112	4,652
EchoStar Corp., Class A *	168	8,580
Electronics For Imaging, Inc. *	224	9,114
EMC Corp.	4,760	126,426
Emulex Corp. *	616	3,302
F5 Networks, Inc. *	112	12,158
FEI Co.	56	4,673
Finisar Corp. *	224	5,320
FLIR Systems, Inc.	392	13,685
Harris Corp.	672	51,912
Hewlett-Packard Co.	31,432	1,052,972
Ingram Micro, Inc., Class A *	3,540	98,306
Insight Enterprises, Inc. *	504	13,699
InterDigital, Inc.	112	4,255
Itron, Inc. *	248	9,536
Jabil Circuit, Inc.	1,512	28,456
JDS Uniphase Corp. *	392	4,300
Juniper Networks, Inc. *	2,296	56,160
Lexmark International, Inc., Class A	672	29,292
Littelfuse, Inc.	56	4,909
Motorola Solutions, Inc.	1,438	96,950
MTS Systems Corp.	56	3,707
National Instruments Corp.	224	6,415
NCR Corp. *	504	16,461
NetApp, Inc.	616	22,798
NETGEAR, Inc. *	112	3,681
OSI Systems, Inc. *	56	3,189
Plantronics, Inc.	112	5,078
Plexus Corp. *	280	11,693
Polycom, Inc. *	672	8,568
QLogic Corp. *	1,064	10,576
QUALCOMM, Inc.	2,352	189,218
Rofin-Sinar Technologies, Inc. *	168	3,904
SanDisk Corp.	448	43,290
Sanmina Corp. *	1,008	20,513
ScanSource, Inc. *	224	8,310
SYNNEX Corp. *	336	22,213
Tech Data Corp. *	1,120	66,651
Trimble Navigation Ltd. *	280	10,100
ViaSat, Inc. *	56	3,037
Vishay Intertechnology, Inc.	1,176	17,546
Western Digital Corp.	649	57,015
Zebra Technologies Corp., Class A *	224	16,643

		3,695,633

Telecommunication Services 4.0%
AT&T, Inc.	42,647	1,512,689
CenturyLink, Inc.	2,878	108,414
Cincinnati Bell, Inc. *	1,993	7,872
Consolidated Communications Holdings, Inc.	224	4,574
Frontier Communications Corp.	10,976	63,551
Intelsat S.A. *	246	4,770
Level 3 Communications, Inc. *	392	17,111
NII Holdings, Inc. *	14,488	7,244
NTELOS Holdings Corp.	242	3,032
SBA Communications Corp., Class A *	112	11,368
Sprint Corp. *	14,657	139,975
T-Mobile US, Inc. *	224	7,690
Telephone & Data Systems, Inc.	1,359	37,658
tw telecom, Inc. *	280	9,181
United States Cellular Corp.	112	4,811
Verizon Communications, Inc.	24,399	1,218,974
Windstream Holdings, Inc.	6,332	60,597

		3,219,511

Transportation 1.9%
Alaska Air Group, Inc.	168	16,541
Allegiant Travel Co.	5	575
AMERCO	11	3,037
ArcBest Corp.	336	14,371
Atlas Air Worldwide Holdings, Inc. *	177	6,476
Avis Budget Group, Inc. *	1,064	60,893
C.H. Robinson Worldwide, Inc.	968	57,945
Con-way, Inc.	392	18,114
Copa Holdings S.A., Class A	56	8,004
CSX Corp.	5,320	156,408
Delta Air Lines, Inc.	410	16,363

12

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expeditors International of Washington, Inc.	840	38,228
FedEx Corp.	1,643	236,855
Forward Air Corp.	112	5,024
Genesee & Wyoming, Inc., Class A *	56	5,452
Hawaiian Holdings, Inc. *	448	6,917
Heartland Express, Inc.	280	6,055
Hertz Global Holdings, Inc. *	1,702	50,243
Hub Group, Inc., Class A *	224	10,535
J.B. Hunt Transport Services, Inc.	280	21,745
JetBlue Airways Corp. *	1,400	13,524
Kansas City Southern	112	12,042
Kirby Corp. *	112	12,382
Knight Transportation, Inc.	280	6,824
Landstar System, Inc.	224	14,544
Matson, Inc.	504	12,383
Norfolk Southern Corp.	1,176	118,482
Old Dominion Freight Line, Inc. *	168	10,745
Republic Airways Holdings, Inc. *	896	9,426
Ryder System, Inc.	560	48,602
Saia, Inc. *	168	7,321
SkyWest, Inc.	1,008	11,532
Southwest Airlines Co.	710	18,780
Swift Transportation Co. *	336	8,319
Union Pacific Corp.	1,232	245,501
United Continental Holdings, Inc. *	315	13,977
United Parcel Service, Inc., Class B	2,016	209,422
UTi Worldwide, Inc.	444	4,329
Werner Enterprises, Inc.	392	10,349

		1,528,265

Utilities 4.3%
AES Corp.	4,872	68,695
AGL Resources, Inc.	459	24,501
ALLETE, Inc.	168	8,345
Alliant Energy Corp.	588	34,280
Ameren Corp.	1,960	77,126
American Electric Power Co., Inc.	2,747	146,553
American States Water Co.	112	3,391
American Water Works Co., Inc.	504	24,499
Aqua America, Inc.	337	8,553
Atlantic Power Corp.	1,417	4,818
Atmos Energy Corp.	616	30,862
Avista Corp.	336	10,520
Black Hills Corp.	168	9,689
California Water Service Group	168	3,706
Calpine Corp. *	1,792	41,790
CenterPoint Energy, Inc.	2,087	50,339
Cleco Corp.	168	8,741
CMS Energy Corp.	1,232	36,652
Consolidated Edison, Inc.	1,711	94,122
Dominion Resources, Inc.	3,080	212,397
DTE Energy Co.	1,008	76,729
Duke Energy Corp.	2,337	166,114
Edison International	1,992	109,839
El Paso Electric Co.	168	6,403
Entergy Corp.	1,960	147,823
Exelon Corp.	7,001	257,847
FirstEnergy Corp.	3,683	124,559
Great Plains Energy, Inc.	728	18,528
Hawaiian Electric Industries, Inc.	448	10,774
IDACORP, Inc.	168	9,211
Integrys Energy Group, Inc.	616	35,722
ITC Holdings Corp.	339	12,407
MDU Resources Group, Inc.	1,064	36,048
MGE Energy, Inc.	76	2,853
National Fuel Gas Co.	280	21,000
New Jersey Resources Corp.	224	12,322
NextEra Energy, Inc.	1,624	158,113
NiSource, Inc.	1,456	54,411
Northeast Utilities	812	36,865
Northwest Natural Gas Co.	168	7,605
NorthWestern Corp.	168	8,064
NRG Energy, Inc.	2,128	75,842
OGE Energy Corp.	672	24,683
Otter Tail Corp.	224	6,402
Pepco Holdings, Inc.	2,072	57,394
PG&E Corp.	2,576	118,161
Piedmont Natural Gas Co., Inc.	336	12,025
Pinnacle West Capital Corp.	616	34,139
PNM Resources, Inc.	448	12,750
Portland General Electric Co.	392	12,963
PPL Corp.	2,632	92,357
Public Service Enterprise Group, Inc.	3,416	133,087
Questar Corp.	952	22,915
SCANA Corp.	728	37,856
Sempra Energy	1,009	101,253
South Jersey Industries, Inc.	112	6,442
Southwest Gas Corp.	224	11,729
TECO Energy, Inc.	1,512	26,112
The Empire District Electric Co.	224	5,378
The Laclede Group, Inc.	168	7,842
The Southern Co.	4,135	181,030
UGI Corp.	616	29,981
UIL Holdings Corp.	168	6,211
UNS Energy Corp.	168	10,176
Vectren Corp.	448	17,866
Westar Energy, Inc.	504	18,169
WGL Holdings, Inc.	324	13,138
Wisconsin Energy Corp.	728	33,139
Xcel Energy, Inc.	2,688	82,683

		3,404,539

Total Common Stock
(Cost $74,015,113)		79,532,130

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 3000 ETF	800	91,928

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	24,815	24,815

Total Other Investment Companies
(Cost $115,273)		116,743

 13

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	735	1,852

Total Rights
(Cost $1,852)		1,852

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $74,136,998 and the unrealized appreciation and depreciation were $6,154,262 and ($640,535), respectively, with a net unrealized appreciation of $5,513,727.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that

14

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$79,532,130	$—	$—	$79,532,130
Other Investment Companies[1]	116,743	—	—	116,743
Rights[1]	—	—	1,852	1,852

Total	$79,648,873	$—	$1,852	$79,650,725

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$1,852	$—	$—	$—	$1,852

Total	$—	$—	$—	$1,852	$—	$—	$—	$1,852

 15

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG79043MAY14

16

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	107,743,960	115,182,163
0.1%	Other Investment Companies	122,517	125,169

99.8%	Total Investments	107,866,477	115,307,332
0.2%	Other Assets and Liabilities, Net		201,533

100.0%	Net Assets		115,508,865

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	974	61,255
Delphi Automotive plc	1,335	92,195
Ford Motor Co.	17,744	291,711
General Motors Co.	6,175	213,531
Harley-Davidson, Inc.	1,241	88,409
Johnson Controls, Inc.	4,785	231,403
Lear Corp.	783	68,943
The Goodyear Tire & Rubber Co.	1,908	50,314
TRW Automotive Holdings Corp. *	810	68,745
Visteon Corp. *	409	37,276

		1,203,782

Banks 5.5%
Bank of America Corp.	93,776	1,419,769
BB&T Corp.	4,305	163,245
CIT Group, Inc.	648	28,823
Citigroup, Inc.	17,613	837,850
Comerica, Inc.	996	47,778
Fifth Third Bancorp	4,980	103,036
Hudson City Bancorp, Inc.	5,265	51,439
Huntington Bancshares, Inc.	5,184	48,056
JPMorgan Chase & Co.	24,579	1,365,855
KeyCorp	5,596	76,609
M&T Bank Corp.	567	68,817
New York Community Bancorp, Inc.	2,850	43,548
Popular, Inc. *	1,296	39,113
Regions Financial Corp.	9,915	101,034
SunTrust Banks, Inc.	3,496	133,967
The PNC Financial Services Group, Inc.	2,630	224,260
U.S. Bancorp	8,772	370,091
Wells Fargo & Co.	22,529	1,144,023
Zions Bancorp	1,227	35,080

		6,302,393

Capital Goods 7.9%
3M Co.	3,597	512,752
AECOM Technology Corp. *	972	31,240
AGCO Corp.	810	43,708
Alliant Techsystems, Inc.	260	32,835
AMETEK, Inc.	567	30,096
Caterpillar, Inc.	3,756	383,976
Cummins, Inc.	942	144,060
Danaher Corp.	1,620	127,057
Deere & Co.	2,473	225,463
Dover Corp.	1,135	98,949
Eaton Corp. plc	1,719	126,673
EMCOR Group, Inc.	729	32,455
Emerson Electric Co.	5,003	333,850
Exelis, Inc.	2,696	46,048
Fastenal Co.	837	40,804
Flowserve Corp.	648	47,783
Fluor Corp.	1,846	138,598
General Cable Corp.	822	20,961
General Dynamics Corp.	2,947	348,100
General Electric Co.	61,235	1,640,486
Harsco Corp.	1,296	34,966
Honeywell International, Inc.	3,358	312,798
Hubbell, Inc., Class B	324	37,908
Illinois Tool Works, Inc.	2,208	191,102
Ingersoll-Rand plc	2,283	136,569
ITT Corp.	1,568	68,490
Jacobs Engineering Group, Inc. *	1,296	71,371
Joy Global, Inc.	822	46,977
KBR, Inc.	2,065	50,159
L-3 Communications Holdings, Inc.	1,630	197,507
Lennox International, Inc.	371	31,505
Lockheed Martin Corp.	2,284	373,777
Masco Corp.	2,612	55,636
Northrop Grumman Corp.	3,334	405,248
Oshkosh Corp.	891	48,158
Owens Corning	1,126	46,177
PACCAR, Inc.	1,971	124,883
Pall Corp.	405	34,320
Parker Hannifin Corp.	1,134	142,011
Pentair Ltd. - Reg’d	446	33,289
Precision Castparts Corp.	406	102,710
Quanta Services, Inc. *	1,218	41,351
Raytheon Co.	3,435	335,153
Rockwell Automation, Inc.	494	59,813
Rockwell Collins, Inc.	891	70,425
Roper Industries, Inc.	243	34,428
Snap-on, Inc.	243	28,497
SPX Corp.	487	50,960
Stanley Black & Decker, Inc.	754	65,900
Terex Corp.	893	34,345
Textron, Inc.	2,270	89,029
The Boeing Co.	2,546	344,346
The Timken Co.	653	41,936
United Rentals, Inc. *	506	51,131

 1

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Technologies Corp.	5,920	688,022
URS Corp.	1,249	56,205
W.W. Grainger, Inc.	297	76,736
WESCO International, Inc. *	486	41,514
Xylem, Inc.	972	36,256

		9,097,502

Commercial & Professional Services 0.7%
Cintas Corp.	891	55,349
Equifax, Inc.	567	40,138
Iron Mountain, Inc.	1,324	41,229
Manpowergroup, Inc.	1,390	113,952
Pitney Bowes, Inc.	3,411	94,246
R.R. Donnelley & Sons Co.	4,905	77,695
Republic Services, Inc.	1,894	67,048
Robert Half International, Inc.	1,299	59,222
The ADT Corp.	1,312	42,246
The Dun & Bradstreet Corp.	327	33,763
United Stationers, Inc.	810	32,262
Waste Management, Inc.	4,617	206,288

		863,438

Consumer Durables & Apparel 0.9%
Coach, Inc.	1,834	74,662
D.R. Horton, Inc.	1,782	42,198
Garmin Ltd.	986	58,085
Harman International Industries, Inc.	361	37,916
Hasbro, Inc.	1,134	60,896
Jarden Corp. *	567	32,081
Leggett & Platt, Inc.	1,631	55,323
Mattel, Inc.	2,077	80,650
Mohawk Industries, Inc. *	325	44,089
Newell Rubbermaid, Inc.	1,599	46,819
NIKE, Inc., Class B	3,355	258,033
NVR, Inc. *	48	53,455
Ralph Lauren Corp.	307	47,118
VF Corp.	1,406	88,606
Whirlpool Corp.	732	105,079

		1,085,010

Consumer Services 1.5%
Apollo Education Group, Inc. *	2,561	68,635
Brinker International, Inc.	972	48,260
Carnival Corp.	2,136	85,504
Darden Restaurants, Inc.	1,306	65,457
Graham Holdings Co., Class B	51	34,524
H&R Block, Inc.	1,542	45,921
International Game Technology	1,726	21,661
Marriott International, Inc., Class A	1,218	75,053
McDonald’s Corp.	6,712	680,798
MGM Resorts International *	1,794	46,196
Royal Caribbean Cruises Ltd.	1,225	67,730
Service Corp. International	1,620	32,432
Starbucks Corp.	1,784	130,660
Starwood Hotels & Resorts Worldwide, Inc.	1,002	80,010
Wyndham Worldwide Corp.	902	66,685
Wynn Resorts Ltd.	338	72,660
Yum! Brands, Inc.	2,091	161,655

		1,783,841

Diversified Financials 3.0%
American Express Co.	4,085	373,777
Ameriprise Financial, Inc.	817	92,002
Berkshire Hathaway, Inc., Class B *	6,231	799,687
BlackRock, Inc.	284	86,592
Capital One Financial Corp.	3,328	262,546
CME Group, Inc.	905	65,160
Discover Financial Services	1,863	110,159
Eaton Vance Corp.	714	26,525
Franklin Resources, Inc.	2,289	126,376
Invesco Ltd.	1,620	59,454
Legg Mason, Inc.	1,395	68,132
McGraw Hill Financial, Inc.	1,994	163,049
Moody’s Corp.	754	64,497
Morgan Stanley	5,396	166,521
Northern Trust Corp.	973	58,769
PHH Corp. *	1,377	35,072
SLM Corp.	1,865	16,058
State Street Corp.	1,620	105,737
T. Rowe Price Group, Inc.	1,058	86,259
The Bank of New York Mellon Corp.	4,617	159,564
The Charles Schwab Corp. (a)	3,926	98,974
The Goldman Sachs Group, Inc.	2,551	407,675

		3,432,585

Energy 16.1%
Alpha Natural Resources, Inc. *	5,009	16,930
Anadarko Petroleum Corp.	2,282	234,727
Apache Corp.	2,651	247,126
Arch Coal, Inc.	6,168	21,958
Baker Hughes, Inc.	3,371	237,723
Cameron International Corp. *	1,063	67,979
Chesapeake Energy Corp.	5,930	170,310
Chevron Corp.	22,614	2,776,773
Cimarex Energy Co.	330	42,613
ConocoPhillips	30,894	2,469,666
CONSOL Energy, Inc.	1,260	55,654
Devon Energy Corp.	3,624	267,814
Diamond Offshore Drilling, Inc.	988	50,447
Energen Corp.	386	32,957
EOG Resources, Inc.	1,458	154,256
EQT Corp.	324	34,629
Exxon Mobil Corp.	55,681	5,597,611
FMC Technologies, Inc. *	729	42,326
Halliburton Co.	4,728	305,618
Helmerich & Payne, Inc.	405	44,530
Hess Corp.	3,607	329,319
HollyFrontier Corp.	1,162	57,229
Kinder Morgan, Inc.	1,998	66,713
Marathon Oil Corp.	12,331	452,054
Marathon Petroleum Corp.	3,364	300,708
McDermott International, Inc. *	3,894	28,270
Murphy Oil Corp.	3,341	206,039
Nabors Industries Ltd.	3,621	94,979
National Oilwell Varco, Inc.	2,226	182,243
Newfield Exploration Co. *	1,497	54,611
Noble Energy, Inc.	1,055	76,034

2

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Occidental Petroleum Corp.	5,220	520,382
ONEOK, Inc.	1,233	79,516
Patterson-UTI Energy, Inc.	1,353	44,771
Peabody Energy Corp.	3,703	59,840
Phillips 66	12,601	1,068,439
Pioneer Natural Resources Co.	192	40,351
QEP Resources, Inc.	1,308	41,778
Rowan Cos. plc, Class A	729	22,570
Schlumberger Ltd.	5,670	589,907
SEACOR Holdings, Inc. *	405	32,432
Seadrill Ltd.	1,824	69,312
Southwestern Energy Co. *	916	41,651
Spectra Energy Corp.	3,330	135,131
Tesoro Corp.	2,052	115,322
The Williams Cos., Inc.	3,592	168,680
Valero Energy Corp.	13,167	738,010
World Fuel Services Corp.	1,933	89,614
WPX Energy, Inc. *	3,078	65,192

		18,642,744

Food & Staples Retailing 4.2%
Casey’s General Stores, Inc.	486	34,618
Costco Wholesale Corp.	3,954	458,743
CVS Caremark Corp.	13,864	1,085,828
Safeway, Inc.	7,788	267,440
SUPERVALU, Inc. *	9,808	73,266
Sysco Corp.	7,100	266,463
The Kroger Co.	7,857	375,093
Wal-Mart Stores, Inc.	20,060	1,540,006
Walgreen Co.	9,493	682,642
Whole Foods Market, Inc.	1,309	50,056

		4,834,155

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	13,563	563,678
Archer-Daniels-Midland Co.	10,248	460,545
Brown-Forman Corp., Class B	521	48,281
Bunge Ltd.	3,322	258,153
Campbell Soup Co.	1,500	68,850
Coca-Cola Enterprises, Inc.	2,466	112,548
ConAgra Foods, Inc.	4,216	136,177
Constellation Brands, Inc., Class A *	576	48,459
Dean Foods Co.	3,256	56,589
Dr. Pepper Snapple Group, Inc.	1,578	91,051
General Mills, Inc.	3,430	188,410
Hormel Foods Corp.	810	39,860
Ingredion, Inc.	526	40,055
Kellogg Co.	1,705	117,611
Kraft Foods Group, Inc.	3,775	224,461
Lorillard, Inc.	2,533	157,477
McCormick & Co., Inc. Non-Voting Shares	555	40,132
Mead Johnson Nutrition Co.	324	28,988
Molson Coors Brewing Co., Class B	812	53,373
Mondelez International, Inc., Class A	15,040	565,805
PepsiCo, Inc.	8,900	786,137
Philip Morris International, Inc.	9,492	840,422
Reynolds American, Inc.	2,025	120,751
The Coca-Cola Co.	15,976	653,578
The Hershey Co.	486	47,307
The Hillshire Brands Co.	3,321	176,943
The J.M. Smucker Co.	695	71,307
Tyson Foods, Inc., Class A	4,251	180,497

		6,177,445

Health Care Equipment & Services 5.9%
Abbott Laboratories	13,686	547,577
Aetna, Inc.	4,001	310,277
AmerisourceBergen Corp.	3,513	257,081
Baxter International, Inc.	3,452	256,863
Becton Dickinson & Co.	1,468	172,784
Boston Scientific Corp. *	7,887	101,190
C.R. Bard, Inc.	504	74,547
Cardinal Health, Inc.	5,220	368,689
CareFusion Corp. *	1,053	45,205
Cigna Corp.	1,071	96,154
Community Health Systems, Inc. *	1,440	60,149
Covidien plc	2,209	161,500
DaVita HealthCare Partners, Inc. *	810	57,178
DENTSPLY International, Inc.	648	30,644
Express Scripts Holding Co. *	2,449	175,030
HCA Holdings, Inc. *	3,891	206,184
Health Net, Inc. *	2,511	100,390
Henry Schein, Inc. *	486	58,150
Humana, Inc.	1,982	246,680
Laboratory Corp. of America Holdings *	445	45,648
LifePoint Hospitals, Inc. *	567	34,723
Magellan Health Services, Inc. *	486	29,592
McKesson Corp.	2,612	495,340
Medtronic, Inc.	6,042	368,743
Omnicare, Inc.	952	60,500
Owens & Minor, Inc.	1,134	39,327
Patterson Cos., Inc.	810	31,720
Quest Diagnostics, Inc.	1,676	100,376
St. Jude Medical, Inc.	1,874	121,623
Stryker Corp.	1,599	135,099
Tenet Healthcare Corp. *	846	39,762
UnitedHealth Group, Inc.	10,793	859,447
Universal Health Services, Inc., Class B	476	42,635
Varian Medical Systems, Inc. *	536	44,193
WellCare Health Plans, Inc. *	486	37,641
WellPoint, Inc.	7,800	845,208
Zimmer Holdings, Inc.	1,320	137,742

		6,795,591

Household & Personal Products 2.1%
Avon Products, Inc.	4,617	65,977
Church & Dwight Co., Inc.	486	33,646
Colgate-Palmolive Co.	4,085	279,414
Energizer Holdings, Inc.	324	37,584
Herbalife Ltd.	530	34,360
Kimberly-Clark Corp.	2,204	247,619
The Clorox Co.	536	48,036
The Estee Lauder Cos., Inc., Class A	648	49,650
The Procter & Gamble Co.	19,771	1,597,299

		2,393,585

 3

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 3.4%
ACE Ltd.	1,459	151,313
Aflac, Inc.	2,477	151,667
Allied World Assurance Co. Holdings AG	907	34,012
American Financial Group, Inc.	729	42,559
American International Group, Inc.	6,248	337,829
Aon plc	1,103	99,204
Arch Capital Group Ltd. *	972	55,336
Assurant, Inc.	1,151	78,049
Axis Capital Holdings Ltd.	1,139	52,383
Cincinnati Financial Corp.	1,053	51,618
Endurance Specialty Holdings Ltd.	648	33,515
Everest Re Group Ltd.	336	53,767
Fidelity National Financial, Inc., Class A	1,944	64,813
Genworth Financial, Inc., Class A *	3,829	65,055
HCC Insurance Holdings, Inc.	810	38,054
Lincoln National Corp.	1,383	66,329
Loews Corp.	2,270	97,905
Marsh & McLennan Cos., Inc.	2,515	126,429
MetLife, Inc.	3,807	193,890
PartnerRe Ltd.	567	60,879
Platinum Underwriters Holdings Ltd.	486	31,177
Principal Financial Group, Inc.	1,245	58,229
Prudential Financial, Inc.	2,532	208,029
Reinsurance Group of America, Inc.	420	32,827
RenaissanceRe Holdings Ltd.	534	55,627
The Allstate Corp.	4,078	237,584
The Chubb Corp.	2,854	264,452
The Hartford Financial Services Group, Inc.	4,574	158,489
The Progressive Corp.	6,075	152,057
The Travelers Cos., Inc.	6,410	599,014
Torchmark Corp.	648	52,443
Unum Group	2,109	71,516
W.R. Berkley Corp.	1,085	48,358
White Mountains Insurance Group Ltd.	50	29,526
XL Group plc	1,550	50,313

		3,904,247

Materials 3.9%
Air Products & Chemicals, Inc.	1,297	155,601
Airgas, Inc.	370	39,338
Albemarle Corp.	465	32,173
Alcoa, Inc.	20,097	273,520
Allegheny Technologies, Inc.	1,310	53,802
AptarGroup, Inc.	405	26,969
Ashland, Inc.	503	51,809
Avery Dennison Corp.	1,053	53,387
Ball Corp.	1,246	75,209
Bemis Co., Inc.	999	41,369
Celanese Corp., Series A	810	50,787
CF Industries Holdings, Inc.	264	64,234
Cliffs Natural Resources, Inc.	2,513	39,404
Commercial Metals Co.	2,511	44,570
Cytec Industries, Inc.	324	32,189
Domtar Corp.	665	60,435
E.I. du Pont de Nemours & Co.	4,314	299,003
Eastman Chemical Co.	908	80,140
Ecolab, Inc.	526	57,434
FMC Corp.	486	37,208
Freeport-McMoRan Copper & Gold, Inc.	10,237	348,570
Huntsman Corp.	1,782	47,562
International Flavors & Fragrances, Inc.	405	40,200
International Paper Co.	3,564	169,753
LyondellBasell Industries N.V., Class A	2,697	268,540
Martin Marietta Materials, Inc.	243	29,840
MeadWestvaco Corp.	1,595	64,725
Monsanto Co.	1,724	210,070
Newmont Mining Corp.	5,197	118,959
Nucor Corp.	3,568	180,648
Owens-Illinois, Inc. *	1,464	48,649
Packaging Corp. of America	445	30,776
PPG Industries, Inc.	665	134,071
Praxair, Inc.	1,430	189,103
Reliance Steel & Aluminum Co.	811	58,352
RPM International, Inc.	810	34,887
Sealed Air Corp.	1,390	45,773
Sigma-Aldrich Corp.	486	47,886
Sonoco Products Co.	972	41,057
Southern Copper Corp.	1,345	39,974
Steel Dynamics, Inc.	2,673	46,163
The Dow Chemical Co.	8,476	441,769
The Mosaic Co.	2,372	118,576
The Sherwin-Williams Co.	261	53,403
The Valspar Corp.	405	30,237
United States Steel Corp.	3,180	73,267
Vulcan Materials Co.	729	44,447

		4,525,838

Media 3.9%
Cablevision Systems Corp., Class A	3,483	61,405
CBS Corp., Class B Non-Voting Shares	3,504	208,873
Charter Communications, Inc., Class A *	405	57,972
Comcast Corp., Class A	11,620	606,564
DIRECTV *	5,236	431,656
Discovery Communications, Inc., Class A *	814	62,645
DISH Network Corp., Class A *	972	57,018
Gannett Co., Inc.	2,782	77,312
Liberty Global plc, Class A *	2,919	131,413
Liberty Global plc, Series C *	3,046	130,369
Omnicom Group, Inc.	1,832	130,347
Starz, Class A *	1,226	37,516
The Interpublic Group of Cos., Inc.	2,220	42,446
The Walt Disney Co.	9,298	781,125
Thomson Reuters Corp.	2,740	95,051
Time Warner Cable, Inc.	2,112	298,130
Time Warner, Inc.	9,529	665,410
Twenty-First Century Fox, Inc., Class A	8,718	308,704
Viacom, Inc., Class B	3,160	269,643

		4,453,599

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	5,179	281,375

4

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Actavis plc *	381	80,597
Agilent Technologies, Inc.	1,563	88,997
Allergan, Inc.	627	104,997
Amgen, Inc.	4,681	542,949
Biogen Idec, Inc. *	272	86,869
Bristol-Myers Squibb Co.	7,979	396,876
Celgene Corp. *	405	61,977
Eli Lilly & Co.	6,648	397,949
Forest Laboratories, Inc. *	1,654	156,766
Gilead Sciences, Inc. *	3,348	271,891
Hospira, Inc. *	1,053	51,776
Johnson & Johnson	14,685	1,489,940
Merck & Co., Inc.	13,960	807,726
Mettler-Toledo International, Inc. *	116	28,422
Mylan, Inc. *	1,053	52,482
Pfizer, Inc.	44,741	1,325,676
Thermo Fisher Scientific, Inc.	1,298	151,749
Waters Corp. *	324	32,452

		6,411,466

Real Estate 1.0%
American Tower Corp.	431	38,631
Annaly Capital Management, Inc.	9,494	111,934
Apartment Investment & Management Co., Class A	1,134	35,698
AvalonBay Communities, Inc.	243	34,467
Boston Properties, Inc.	475	57,323
Crown Castle International Corp.	578	44,350
Equity Residential	1,065	65,817
HCP, Inc.	1,162	48,514
Health Care REIT, Inc.	412	26,051
Hospitality Properties Trust	1,053	30,548
Host Hotels & Resorts, Inc.	2,997	66,144
Kimco Realty Corp.	1,397	32,019
Plum Creek Timber Co., Inc.	891	40,184
Prologis, Inc.	797	33,083
Public Storage	324	55,851
Rayonier, Inc.	505	24,038
Simon Property Group, Inc.	651	108,365
Ventas, Inc.	610	40,748
Vornado Realty Trust	729	78,061
Washington Prime Group, Inc. *	1	10
Weyerhaeuser Co.	7,209	226,507

		1,198,343

Retailing 4.1%
Aaron’s, Inc.	977	32,085
Abercrombie & Fitch Co., Class A	1,053	40,024
Advance Auto Parts, Inc.	567	70,404
Amazon.com, Inc. *	324	101,266
American Eagle Outfitters, Inc.	3,197	34,304
AutoNation, Inc. *	486	27,785
AutoZone, Inc. *	93	49,522
Bed Bath & Beyond, Inc. *	1,620	98,577
Best Buy Co., Inc.	7,740	214,088
Big Lots, Inc. *	1,620	68,753
CarMax, Inc. *	812	35,980
Core-Mark Holding Co., Inc.	567	46,880
Dick’s Sporting Goods, Inc.	490	21,780
Dillard’s, Inc., Class A	351	39,575
Dollar General Corp. *	1,474	79,272
Dollar Tree, Inc. *	1,318	69,894
Expedia, Inc.	810	59,373
Family Dollar Stores, Inc.	729	42,719
Foot Locker, Inc.	1,458	70,246
GameStop Corp., Class A	1,883	71,272
Genuine Parts Co.	1,297	111,970
J.C. Penney Co., Inc. *	9,538	85,747
Kohl’s Corp.	3,824	208,179
L Brands, Inc.	1,379	79,141
Liberty Interactive Corp., Class A *	3,812	111,044
Lowe’s Cos., Inc.	11,137	524,330
Macy’s, Inc.	3,019	180,808
Nordstrom, Inc.	1,308	89,022
O’Reilly Automotive, Inc. *	405	59,920
PetSmart, Inc.	743	42,700
RadioShack Corp. *	6,852	10,278
Rent-A-Center, Inc.	1,116	31,203
Ross Stores, Inc.	810	55,444
Sears Holdings Corp. *	1,829	76,919
Signet Jewelers Ltd.	454	48,165
Staples, Inc.	14,154	159,232
Target Corp.	8,880	504,029
The Gap, Inc.	3,404	140,347
The Home Depot, Inc.	7,792	625,152
The Priceline Group, Inc. *	32	40,916
Tiffany & Co.	516	51,296
TJX Cos., Inc.	3,730	203,098
Tractor Supply Co.	486	31,600
Williams-Sonoma, Inc.	648	43,364

		4,787,703

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	1,145	37,934
Analog Devices, Inc.	1,703	89,203
Applied Materials, Inc.	8,973	181,165
Broadcom Corp., Class A	2,803	89,332
Intel Corp.	49,761	1,359,471
KLA-Tencor Corp.	974	63,816
Lam Research Corp. *	891	55,278
Linear Technology Corp.	981	45,283
Marvell Technology Group Ltd.	3,402	52,969
Maxim Integrated Products, Inc.	1,710	58,567
Microchip Technology, Inc.	972	46,267
Micron Technology, Inc. *	4,971	142,121
NVIDIA Corp.	2,754	52,326
Texas Instruments, Inc.	8,484	398,578
Xilinx, Inc.	1,148	53,910

		2,726,220

Software & Services 6.3%
Accenture plc, Class A	2,480	201,996
Adobe Systems, Inc. *	1,712	110,492
Alliance Data Systems Corp. *	176	45,065
Amdocs Ltd.	1,246	59,958
AOL, Inc. *	1,433	51,989
Autodesk, Inc. *	729	38,178
Automatic Data Processing, Inc.	2,131	169,798
Broadridge Financial Solutions, Inc.	810	33,226
CA, Inc.	1,944	55,773

 5

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Citrix Systems, Inc. *	501	31,047
Cognizant Technology Solutions Corp., Class A *	1,070	52,013
Computer Sciences Corp.	2,291	144,081
CoreLogic, Inc. *	2,288	65,277
DST Systems, Inc.	405	36,916
eBay, Inc. *	3,371	171,011
Fidelity National Information Services, Inc.	1,784	96,604
Fiserv, Inc. *	1,326	79,706
Google, Inc., Class A *	364	208,081
Google, Inc., Class C *	364	204,197
IAC/InterActiveCorp	687	45,486
International Business Machines Corp.	8,070	1,487,785
Intuit, Inc.	1,074	85,157
Leidos Holdings, Inc.	1,403	53,524
MasterCard, Inc., Class A	1,782	136,234
Microsoft Corp.	56,082	2,295,997
Oracle Corp.	13,659	573,951
Paychex, Inc.	1,546	63,556
Symantec Corp.	5,084	111,797
Teradata Corp. *	604	25,362
The Western Union Co.	5,065	81,901
Total System Services, Inc.	1,215	36,766
Visa, Inc., Class A	517	111,067
Xerox Corp.	14,013	173,061
Yahoo! Inc. *	2,300	79,695

		7,216,747

Technology Hardware & Equipment 4.6%
Amphenol Corp., Class A	570	54,606
Anixter International, Inc.	335	34,505
Apple, Inc.	1,512	957,096
Arrow Electronics, Inc. *	1,782	102,821
Avnet, Inc.	2,270	98,904
Cisco Systems, Inc.	33,638	828,168
Corning, Inc.	8,205	174,766
EMC Corp.	7,542	200,316
Harris Corp.	1,077	83,198
Hewlett-Packard Co.	50,350	1,686,725
Ingram Micro, Inc., Class A *	5,641	156,651
Jabil Circuit, Inc.	2,652	49,911
Juniper Networks, Inc. *	3,657	89,450
Lexmark International, Inc., Class A	982	42,805
Motorola Solutions, Inc.	2,298	154,931
NetApp, Inc.	972	35,974
QUALCOMM, Inc.	3,736	300,561
SanDisk Corp.	729	70,443
Tech Data Corp. *	1,791	106,582
Vishay Intertechnology, Inc.	1,863	27,796
Western Digital Corp.	1,030	90,486

		5,346,695

Telecommunication Services 4.3%
AT&T, Inc.	67,804	2,405,008
CenturyLink, Inc.	4,558	171,700
Frontier Communications Corp.	17,356	100,491
NII Holdings, Inc. *	22,696	11,348
Sprint Corp. *	23,217	221,722
Telephone & Data Systems, Inc.	2,187	60,602
Verizon Communications, Inc.	38,981	1,947,491
Windstream Holdings, Inc.	10,171	97,336

		5,015,698

Transportation 1.7%
Avis Budget Group, Inc. *	1,500	85,845
C.H. Robinson Worldwide, Inc.	1,522	91,107
CSX Corp.	8,679	255,163
Expeditors International of Washington, Inc.	1,396	63,532
FedEx Corp.	2,650	382,024
Hertz Global Holdings, Inc. *	2,835	83,689
J.B. Hunt Transport Services, Inc.	405	31,452
Norfolk Southern Corp.	1,831	184,473
Ryder System, Inc.	825	71,602
Union Pacific Corp.	1,955	389,573
United Parcel Service, Inc., Class B	3,179	330,234

		1,968,694

Utilities 4.3%
AES Corp.	7,859	110,812
AGL Resources, Inc.	648	34,590
Alliant Energy Corp.	891	51,945
Ameren Corp.	3,159	124,307
American Electric Power Co., Inc.	4,216	224,924
American Water Works Co., Inc.	918	44,624
Atmos Energy Corp.	972	48,697
Calpine Corp. *	2,357	54,965
CenterPoint Energy, Inc.	3,578	86,301
CMS Energy Corp.	1,875	55,781
Consolidated Edison, Inc.	2,711	149,132
Dominion Resources, Inc.	4,789	330,249
DTE Energy Co.	1,621	123,391
Duke Energy Corp.	3,681	261,646
Edison International	3,096	170,713
Entergy Corp.	3,013	227,240
Exelon Corp.	11,199	412,459
FirstEnergy Corp.	5,846	197,712
Great Plains Energy, Inc.	1,215	30,922
Integrys Energy Group, Inc.	988	57,294
MDU Resources Group, Inc.	1,701	57,630
National Fuel Gas Co.	405	30,375
NextEra Energy, Inc.	2,537	247,002
NiSource, Inc.	2,349	87,782
Northeast Utilities	1,329	60,337
NRG Energy, Inc.	3,430	122,245
OGE Energy Corp.	1,053	38,677
Pepco Holdings, Inc.	3,408	94,402
PG&E Corp.	4,188	192,104
Pinnacle West Capital Corp.	900	49,878
PPL Corp.	4,399	154,361
Public Service Enterprise Group, Inc.	5,368	209,137
Questar Corp.	1,539	37,044
SCANA Corp.	1,152	59,904
Sempra Energy	1,565	157,048
TECO Energy, Inc.	2,295	39,635
The Southern Co.	6,572	287,722
UGI Corp.	972	47,307
Vectren Corp.	769	30,668
Westar Energy, Inc.	923	33,274

6

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wisconsin Energy Corp.	1,168	53,167
Xcel Energy, Inc.	4,143	127,439

		5,014,842

Total Common Stock
(Cost $107,743,960)		115,182,163

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Core S&P 500 ETF	550	106,629

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	18,540	18,540

Total Other Investment Companies
(Cost $122,517)		125,169

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $107,873,117 and the unrealized appreciation and depreciation were $8,117,986 and ($683,771), respectively, with a net unrealized appreciation of $7,434,215.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 7

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$115,182,163	$—	$—	$115,182,163
Other Investment Companies[1]	125,169	—	—	125,169

Total	$115,307,332	$—	$—	$115,307,332

[1]	As categorized in portfolio holdings.

8

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG79044MAY14

 9

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	72,087,599	75,373,949
0.1%	Other Investment Companies	81,498	81,761
0.0%	Rights	14,969	14,969

99.9%	Total Investments	72,184,066	75,470,679
0.1%	Other Assets and Liabilities, Net		56,233

100.0%	Net Assets		75,526,912

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
Cooper Tire & Rubber Co.	3,739	104,056
Dana Holding Corp.	7,844	173,666
Drew Industries, Inc.	848	41,145
Gentex Corp.	3,751	108,479
Superior Industries International, Inc.	2,173	43,243
Tenneco, Inc. *	1,402	89,378
Thor Industries, Inc.	2,688	161,280

		721,247

Banks 4.1%
Associated Banc-Corp.	7,314	126,020
Astoria Financial Corp.	5,343	68,284
BancorpSouth, Inc.	3,529	82,931
Bank of Hawaii Corp.	2,067	115,256
BankUnited, Inc.	1,404	45,686
BOK Financial Corp.	689	43,255
Capitol Federal Financial, Inc.	4,143	50,130
Cathay General Bancorp	2,018	48,493
City Holding Co.	742	32,062
City National Corp.	1,114	79,194
Commerce Bancshares, Inc.	2,385	103,533
Community Bank System, Inc.	911	32,350
Cullen/Frost Bankers, Inc.	1,379	103,232
CVB Financial Corp.	2,809	40,955
East West Bancorp, Inc.	2,438	81,624
F.N.B. Corp.	4,770	58,385
First Financial Bancorp	2,101	34,162
First Horizon National Corp.	9,792	112,216
First Midwest Bancorp, Inc.	2,597	41,552
First Niagara Financial Group, Inc.	9,921	85,420
First Republic Bank	1,378	70,085
FirstMerit Corp.	3,874	72,328
Fulton Financial Corp.	7,167	85,646
Glacier Bancorp, Inc.	1,855	48,731
Hancock Holding Co.	1,643	55,501
International Bancshares Corp.	2,197	52,948
MB Financial, Inc.	1,537	41,253
NBT Bancorp, Inc.	1,590	36,125
Northwest Bancshares, Inc.	3,745	49,846
Old National Bancorp	2,703	36,572
People’s United Financial, Inc.	11,082	159,248
Prosperity Bancshares, Inc.	795	46,213
Provident Financial Services, Inc.	2,544	43,070
Signature Bank *	339	39,263
Susquehanna Bancshares, Inc.	4,797	47,394
SVB Financial Group *	517	54,518
Synovus Financial Corp.	6,034	139,144
TCF Financial Corp.	7,954	126,389
Trustmark Corp.	2,544	58,894
UMB Financial Corp.	798	44,050
Umpqua Holdings Corp.	3,129	51,847
United Bankshares, Inc.	1,855	56,206
Valley National Bancorp	10,176	98,605
Washington Federal, Inc.	3,552	73,988
Webster Financial Corp.	2,387	71,419
Westamerica Bancorp	954	46,717
Wintrust Financial Corp.	848	36,956

		3,127,696

Capital Goods 11.1%
A.O. Smith Corp.	1,696	83,748
AAR Corp.	2,783	67,627
Actuant Corp., Class A	2,016	71,628
Acuity Brands, Inc.	1,201	150,738
Aegion Corp. *	1,908	45,735
Aircastle Ltd.	4,634	77,759
Albany International Corp., Class A	1,378	51,331
Apogee Enterprises, Inc.	1,590	47,859
Applied Industrial Technologies, Inc.	2,703	128,717
Armstrong World Industries, Inc. *	1,908	101,258
Astec Industries, Inc.	1,288	51,404
B/E Aerospace, Inc. *	1,537	148,705
Barnes Group, Inc.	2,332	87,170
Beacon Roofing Supply, Inc. *	1,833	63,239
Briggs & Stratton Corp.	4,545	93,536
Carlisle Cos., Inc.	2,226	188,898
Chart Industries, Inc. *	424	30,481
Chicago Bridge & Iron Co. N.V.	2,173	176,882
CIRCOR International, Inc.	689	52,543
CLARCOR, Inc.	1,643	96,165
Crane Co.	1,855	137,474
Cubic Corp.	848	41,255
Curtiss-Wright Corp.	2,216	147,652
DigitalGlobe, Inc. *	975	29,601
Donaldson Co., Inc.	3,900	158,847
Dycom Industries, Inc. *	2,312	68,782
Encore Wire Corp.	1,590	77,274
EnerSys, Inc.	1,696	117,092
EnPro Industries, Inc. *	636	46,676
ESCO Technologies, Inc.	1,185	39,840

 1

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Esterline Technologies Corp. *	1,007	112,230
Fortune Brands Home & Security, Inc.	2,438	97,471
Franklin Electric Co., Inc.	1,113	42,628
GATX Corp.	3,233	212,893
Generac Holdings, Inc.	1,040	50,627
Gibraltar Industries, Inc. *	2,703	42,870
Graco, Inc.	1,464	106,843
GrafTech International Ltd. *	7,314	76,431
Granite Construction, Inc.	3,999	142,045
H&E Equipment Services, Inc. *	1,538	53,292
HEICO Corp.	906	47,194
Hexcel Corp. *	1,961	80,499
Huntington Ingalls Industries, Inc.	2,123	211,939
IDEX Corp.	1,897	145,462
Kaman Corp.	1,378	58,606
Kennametal, Inc.	3,330	149,983
Layne Christensen Co. *	3,074	46,540
Lincoln Electric Holdings, Inc.	2,491	163,634
MasTec, Inc. *	1,749	62,964
Meritor, Inc. *	5,182	71,563
Moog, Inc., Class A *	1,590	114,575
MRC Global, Inc. *	4,839	139,315
MSC Industrial Direct Co., Inc., Class A	1,500	137,955
Mueller Industries, Inc.	4,350	125,367
Mueller Water Products, Inc., Class A	6,923	58,361
National Presto Industries, Inc.	511	35,969
Navistar International Corp. *	2,968	101,713
Nordson Corp.	1,302	106,165
Orbital Sciences Corp. *	2,809	73,540
Polypore International, Inc. *	1,074	47,739
Quanex Building Products Corp.	2,862	50,944
Raven Industries, Inc.	1,007	31,569
Regal-Beloit Corp.	1,862	142,126
Rush Enterprises, Inc., Class A *	1,802	59,790
Simpson Manufacturing Co., Inc.	1,590	52,883
Spirit AeroSystems Holdings, Inc., Class A *	5,777	187,464
TAL International Group, Inc. *	1,203	52,715
Teledyne Technologies, Inc. *	1,166	110,502
Tennant Co.	693	44,290
The Babcock & Wilcox Co.	3,180	102,778
The Greenbrier Cos., Inc. *	1,219	67,655
The Manitowoc Co., Inc.	4,726	127,838
The Middleby Corp. *	214	51,107
The Toro Co.	2,402	155,121
Titan International, Inc.	2,057	32,521
TransDigm Group, Inc.	954	180,029
TriMas Corp. *	909	31,915
Trinity Industries, Inc.	3,252	281,396
Triumph Group, Inc.	1,443	100,000
Tutor Perini Corp. *	5,582	170,977
Universal Forest Products, Inc.	2,422	117,588
Valmont Industries, Inc.	742	114,973
WABCO Holdings, Inc. *	1,431	152,788
Wabtec Corp.	1,537	121,023
Watsco, Inc.	1,114	112,102
Watts Water Technologies, Inc., Class A	1,272	70,927
Woodward, Inc.	2,264	101,201

		8,420,551

Commercial & Professional Services 4.3%
ABM Industries, Inc.	5,143	140,250
Brady Corp., Class A	3,216	87,250
Clean Harbors, Inc. *	1,355	82,804
Copart, Inc. *	4,468	158,927
Covanta Holding Corp.	5,329	101,731
Deluxe Corp.	2,332	130,802
FTI Consulting, Inc. *	2,559	82,579
G&K Services, Inc., Class A	1,272	65,902
Healthcare Services Group, Inc.	2,120	63,091
Herman Miller, Inc.	3,180	99,439
HNI Corp.	3,180	119,027
Huron Consulting Group, Inc. *	689	46,769
ICF International, Inc. *	1,166	43,375
IHS, Inc., Class A *	645	81,212
Insperity, Inc.	1,908	61,094
Interface, Inc.	2,385	43,502
KAR Auction Services, Inc.	1,789	54,636
Kelly Services, Inc., Class A	5,553	98,621
Kforce, Inc.	2,438	53,709
Knoll, Inc.	3,021	52,988
Korn/Ferry International *	2,040	61,955
McGrath RentCorp	1,272	43,604
MSA Safety, Inc.	1,011	55,261
Navigant Consulting, Inc. *	3,816	64,223
Nielsen N.V.	4,174	201,437
Quad/Graphics, Inc.	3,465	72,696
Resources Connection, Inc.	4,346	53,890
Rollins, Inc.	1,272	39,012
Steelcase, Inc., Class A	7,870	128,989
Stericycle, Inc. *	1,094	125,121
Tetra Tech, Inc.	2,582	68,707
The Brink’s Co.	3,675	98,123
The Corporate Executive Board Co.	1,166	79,486
Towers Watson & Co., Class A	1,113	125,224
TrueBlue, Inc. *	3,127	85,086
UniFirst Corp.	530	52,444
Verisk Analytics, Inc., Class A *	1,733	102,576
Viad Corp.	1,940	44,504
Waste Connections, Inc.	2,306	105,085

		3,275,131

Consumer Durables & Apparel 3.5%
Arctic Cat, Inc.	659	24,581
Blyth, Inc.	3,202	27,953
Brunswick Corp.	1,199	51,677
Callaway Golf Co.	6,643	53,277
Carter’s, Inc.	1,392	100,405
Columbia Sportswear Co.	689	57,580
Crocs, Inc. *	3,498	52,225
Deckers Outdoor Corp. *	1,166	90,120
Ethan Allen Interiors, Inc.	1,643	38,512
Fossil Group, Inc. *	1,355	141,950
G-III Apparel Group Ltd. *	691	50,664
Hanesbrands, Inc.	2,074	175,937
Helen of Troy Ltd. *	1,007	58,366
JAKKS Pacific, Inc.	6,148	54,287
KB Home	2,823	46,523
La-Z-Boy, Inc.	2,650	64,713
Lennar Corp., Class A	2,824	115,502

2

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
M.D.C Holdings, Inc.	1,855	53,072
Meritage Homes Corp. *	872	34,976
Michael Kors Holdings Ltd. *	549	51,815
NACCO Industries, Inc., Class A	1,060	57,505
Polaris Industries, Inc.	1,046	134,850
PulteGroup, Inc.	6,042	118,181
PVH Corp.	1,272	167,433
Quiksilver, Inc. *	8,056	47,853
Skechers U.S.A., Inc., Class A *	2,181	97,054
Steven Madden Ltd. *	1,278	40,717
Tempur Sealy International, Inc. *	2,707	148,777
The Ryland Group, Inc.	1,015	38,265
Toll Brothers, Inc. *	3,339	120,939
Tupperware Brands Corp.	1,949	163,170
Under Armour, Inc., Class A *	1,248	63,386
Wolverine World Wide, Inc.	4,246	109,844

		2,652,109

Consumer Services 4.7%
Bally Technologies, Inc. *	1,508	88,972
Bob Evans Farms, Inc.	2,491	111,273
Boyd Gaming Corp. *	5,112	55,976
Buffalo Wild Wings, Inc. *	318	45,954
Burger King Worldwide, Inc.	2,429	62,401
Caesars Entertainment Corp. *	6,254	114,010
Capella Education Co.	696	39,839
Career Education Corp. *	25,205	117,707
Chipotle Mexican Grill, Inc. *	297	162,486
Choice Hotels International, Inc.	883	39,744
Cracker Barrel Old Country Store, Inc.	922	92,707
DeVry Education Group, Inc.	4,248	179,393
DineEquity, Inc.	583	46,284
Domino’s Pizza, Inc.	1,945	140,915
Dunkin’ Brands Group, Inc.	942	42,164
Hillenbrand, Inc.	2,173	65,820
Hyatt Hotels Corp., Class A *	1,378	84,279
International Speedway Corp., Class A	1,802	56,024
ITT Educational Services, Inc. *	4,431	76,302
Jack in the Box, Inc.	2,882	166,378
Las Vegas Sands Corp.	2,385	182,500
Life Time Fitness, Inc. *	1,413	75,172
Marriott Vacations Worldwide Corp. *	1,223	69,283
Matthews International Corp., Class A	1,592	65,272
Panera Bread Co., Class A *	556	85,407
Papa John’s International, Inc.	1,336	57,942
Penn National Gaming, Inc. *	7,155	83,427
Pinnacle Entertainment, Inc. *	1,961	48,398
Red Robin Gourmet Burgers, Inc. *	795	57,304
Regis Corp.	7,526	103,558
Ruby Tuesday, Inc. *	9,079	71,452
SeaWorld Entertainment, Inc.	1,083	33,053
Six Flags Entertainment Corp.	1,272	51,465
Sonic Corp. *	4,939	102,731
Sotheby’s	1,378	54,403
Steiner Leisure Ltd. *	742	29,814
Strayer Education, Inc. *	2,457	134,251
Texas Roadhouse, Inc.	2,597	65,652
The Cheesecake Factory, Inc.	3,233	148,298
The Wendy’s Co.	15,370	126,034
Vail Resorts, Inc.	1,153	80,353
Weight Watchers International, Inc.	3,245	67,593

		3,581,990

Diversified Financials 3.6%
Affiliated Managers Group, Inc. *	514	96,941
American Capital Ltd. *	901	13,299
Ares Capital Corp.	1,643	28,325
Cash America International, Inc.	2,067	98,203
CBOE Holdings, Inc.	1,613	81,747
DFC Global Corp. *	3,551	33,273
E*TRADE Financial Corp. *	6,307	128,474
Ezcorp, Inc., Class A *	4,187	51,165
Federated Investors, Inc., Class B	6,042	170,807
First Cash Financial Services, Inc. *	795	41,753
Greenhill & Co., Inc.	1,431	71,149
IntercontinentalExchange Group, Inc.	1,866	366,483
Investment Technology Group, Inc. *	3,286	62,861
Janus Capital Group, Inc.	12,879	150,427
Lazard Ltd., Class A	2,014	101,707
Leucadia National Corp.	3,445	88,364
LPL Financial Holdings, Inc.	1,590	74,571
MSCI, Inc. *	3,339	144,111
Nelnet, Inc., Class A	1,219	50,186
Raymond James Financial, Inc.	2,544	123,130
SEI Investments Co.	5,088	167,548
Stifel Financial Corp. *	954	43,121
TD Ameritrade Holding Corp.	5,035	152,762
The NASDAQ OMX Group, Inc.	4,611	174,757
Waddell & Reed Financial, Inc., Class A	1,961	118,405
World Acceptance Corp. *	689	54,424

		2,687,993

Energy 6.7%
Atwood Oceanics, Inc. *	1,221	60,256
Basic Energy Services, Inc. *	2,386	64,899
Bill Barrett Corp. *	2,756	68,900
Bristow Group, Inc.	1,113	84,566
Cabot Oil & Gas Corp.	3,021	109,481
CARBO Ceramics, Inc.	530	72,912
Cloud Peak Energy, Inc. *	4,191	77,408
Comstock Resources, Inc.	2,756	74,936
Concho Resources, Inc. *	875	115,325
Delek US Holdings, Inc.	2,619	81,372
Denbury Resources, Inc.	10,441	176,349
Dresser-Rand Group, Inc. *	2,868	175,522
Dril-Quip, Inc. *	651	66,545
Energy XXI Bermuda Ltd.	2,206	47,319
EXCO Resources, Inc.	12,252	64,446
Exterran Holdings, Inc.	4,263	177,938
Forest Oil Corp. *	33,930	83,468
Green Plains, Inc.	1,944	56,804
Gulfmark Offshore, Inc., Class A	901	41,815
Helix Energy Solutions Group, Inc. *	6,095	142,501
Hercules Offshore, Inc. *	10,104	45,872
Hornbeck Offshore Services, Inc. *	954	43,159
ION Geophysical Corp. *	8,084	33,710
Key Energy Services, Inc. *	14,522	116,902
Matrix Service Co. *	1,605	52,403
Newpark Resources, Inc. *	3,763	42,371
Nordic American Tankers Ltd.	4,745	38,814

 3

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oceaneering International, Inc.	2,146	154,619
Oil States International, Inc. *	1,697	182,563
Parker Drilling Co. *	9,191	59,466
PDC Energy, Inc. *	595	38,193
Penn Virginia Corp. *	7,165	108,765
Pioneer Energy Services Corp. *	5,247	83,427
Quicksilver Resources, Inc. *	26,977	65,015
Range Resources Corp.	1,540	143,143
Rosetta Resources, Inc. *	988	46,565
SandRidge Energy, Inc. *	17,140	114,324
SemGroup Corp., Class A	2,014	136,831
Ship Finance International Ltd.	3,148	58,301
SM Energy Co.	1,696	128,574
Stone Energy Corp. *	2,526	112,129
Superior Energy Services, Inc.	5,275	175,077
Swift Energy Co. *	5,493	59,599
Targa Resources Corp.	954	109,672
Teekay Corp.	2,160	124,956
TETRA Technologies, Inc. *	4,983	57,454
Tidewater, Inc.	3,103	161,728
Ultra Petroleum Corp. *	4,618	124,778
Unit Corp. *	2,617	166,232
W&T Offshore, Inc.	3,090	45,330
Western Refining, Inc.	4,268	175,073
Whiting Petroleum Corp. *	2,544	182,786
Willbros Group, Inc. *	4,361	53,030

		5,083,623

Food & Staples Retailing 1.0%
PriceSmart, Inc.	424	38,860
Rite Aid Corp. *	16,352	136,703
Roundy’s, Inc.	4,351	23,365
Susser Holdings Corp. *	1,325	105,086
The Andersons, Inc.	1,761	89,705
The Fresh Market, Inc. *	836	25,623
The Pantry, Inc. *	9,116	153,969
United Natural Foods, Inc. *	2,332	157,200

		730,511

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	1,166	39,947
Cal-Maine Foods, Inc.	954	66,551
Chiquita Brands International, Inc. *	10,176	104,406
Darling Ingredients, Inc. *	2,774	55,452
Flowers Foods, Inc.	6,213	129,541
Fresh Del Monte Produce, Inc.	4,558	132,045
J&J Snack Foods Corp.	477	44,680
Keurig Green Mountain, Inc.	881	99,359
Lancaster Colony Corp.	954	85,183
Monster Beverage Corp. *	1,749	121,346
Pilgrim’s Pride Corp. *	2,334	59,377
Post Holdings, Inc. *	1,696	84,749
Sanderson Farms, Inc.	1,368	126,554
Seaboard Corp. *	21	56,592
Snyder’s-Lance, Inc.	1,802	48,978
The Hain Celestial Group, Inc. *	636	57,698
The WhiteWave Foods Co., Class A *	2,952	92,958
TreeHouse Foods, Inc. *	1,060	79,447
Universal Corp.	2,772	148,441
Vector Group Ltd.	2,870	60,012

		1,693,316

Health Care Equipment & Services 4.8%
Alere, Inc. *	2,833	101,336
Allscripts Healthcare Solutions, Inc. *	2,481	36,570
Amedisys, Inc. *	6,095	88,682
Amsurg Corp. *	1,380	62,486
Analogic Corp.	427	29,173
Brookdale Senior Living, Inc. *	3,024	100,578
Catamaran Corp. *	1,946	85,157
Centene Corp. *	2,491	185,629
Cerner Corp. *	2,756	148,962
Chemed Corp.	1,509	132,913
CONMED Corp.	1,166	52,353
Edwards Lifesciences Corp. *	1,613	130,976
Gentiva Health Services, Inc. *	3,789	51,644
Greatbatch, Inc. *	852	39,797
Haemonetics Corp. *	1,631	55,552
Hanger, Inc. *	1,166	35,423
HealthSouth Corp.	1,963	68,941
Healthways, Inc. *	3,131	53,947
Hill-Rom Holdings, Inc.	3,339	132,525
Hologic, Inc. *	6,125	149,695
IDEXX Laboratories, Inc. *	1,325	170,236
Integra LifeSciences Holdings Corp. *	848	38,118
Intuitive Surgical, Inc. *	335	123,863
Invacare Corp.	4,456	73,524
Kindred Healthcare, Inc.	8,975	222,760
Masimo Corp. *	1,431	35,260
MEDNAX, Inc. *	2,332	134,393
Molina Healthcare, Inc. *	2,279	98,202
MWI Veterinary Supply, Inc. *	297	41,435
PharMerica Corp. *	4,009	108,804
ResMed, Inc.	2,190	109,631
Select Medical Holdings Corp.	3,578	54,207
Sirona Dental Systems, Inc. *	883	66,419
STERIS Corp.	2,809	150,338
Teleflex, Inc.	1,538	164,012
The Cooper Cos., Inc.	715	92,249
VCA Antech, Inc. *	3,134	105,459
West Pharmaceutical Services, Inc.	1,859	78,245

		3,609,494

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	10,134	80,667
Elizabeth Arden, Inc. *	1,115	30,250
Nu Skin Enterprises, Inc., Class A	1,337	98,724
Spectrum Brands Holdings, Inc.	641	49,915
WD-40 Co.	508	36,662

		296,218

Insurance 4.1%
Alleghany Corp. *	245	103,174
American Equity Investment Life Holding Co.	2,703	60,872
Argo Group International Holdings Ltd.	1,378	66,764
Arthur J. Gallagher & Co.	3,392	155,455
Aspen Insurance Holdings Ltd.	4,558	209,440

4

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Assured Guaranty Ltd.	3,180	77,656
Brown & Brown, Inc.	2,862	86,404
CNO Financial Group, Inc.	11,130	179,527
First American Financial Corp.	5,512	154,446
Horace Mann Educators Corp.	1,590	46,444
Infinity Property & Casualty Corp.	1,233	78,924
Kemper Corp.	4,281	149,621
Markel Corp. *	212	135,727
Mercury General Corp.	1,915	90,292
Montpelier Re Holdings Ltd.	2,332	73,318
Old Republic International Corp.	10,743	183,705
Primerica, Inc.	3,869	174,260
ProAssurance Corp.	1,952	88,718
Protective Life Corp.	3,571	186,763
RLI Corp.	2,228	99,369
Safety Insurance Group, Inc.	742	38,272
Selective Insurance Group, Inc.	2,845	67,626
StanCorp Financial Group, Inc.	2,586	155,419
Stewart Information Services Corp.	1,380	44,270
Symetra Financial Corp.	2,498	52,083
The Hanover Insurance Group, Inc.	2,294	137,755
Tower Group International Ltd.	11,151	23,975
Validus Holdings Ltd.	3,975	148,387

		3,068,666

Materials 6.0%
A. Schulman, Inc.	2,546	89,645
A.M. Castle & Co. *	2,067	24,949
AK Steel Holding Corp. *	27,255	166,801
Axiall Corp.	1,963	90,710
Cabot Corp.	3,368	190,460
Carpenter Technology Corp.	2,014	125,855
Century Aluminum Co. *	5,459	74,515
Chemtura Corp. *	5,363	133,968
Clearwater Paper Corp. *	1,060	65,794
Coeur Mining, Inc. *	3,819	26,122
Compass Minerals International, Inc.	1,124	104,521
Crown Holdings, Inc. *	4,081	199,357
Eagle Materials, Inc.	756	65,749
Ferro Corp. *	7,294	93,363
Graphic Packaging Holding Co. *	8,933	98,174
Greif, Inc., Class A	2,210	120,710
H.B. Fuller Co.	2,440	116,705
Hecla Mining Co.	11,054	30,620
Innophos Holdings, Inc.	1,259	66,097
Innospec, Inc.	931	39,260
Kaiser Aluminum Corp.	1,219	83,465
KapStone Paper & Packaging Corp. *	1,599	46,451
Koppers Holdings, Inc.	1,113	40,446
Kraton Performance Polymers, Inc. *	2,400	59,688
Louisiana-Pacific Corp. *	3,127	44,403
Materion Corp.	1,614	55,021
Minerals Technologies, Inc.	1,579	97,898
Myers Industries, Inc.	1,934	41,098
NewMarket Corp.	301	117,845
Olin Corp.	4,510	122,897
OM Group, Inc.	2,385	73,458
P.H. Glatfelter Co.	2,650	69,748
PolyOne Corp.	2,491	99,964
Resolute Forest Products, Inc. *	10,494	157,095
Rock-Tenn Co., Class A	1,559	157,506
Rockwood Holdings, Inc.	2,215	169,160
RTI International Metals, Inc. *	1,113	29,851
Schnitzer Steel Industries, Inc., Class A	6,030	150,268
Schweitzer-Mauduit International, Inc.	1,094	45,598
Sensient Technologies Corp.	2,226	121,985
Silgan Holdings, Inc.	2,265	110,600
Stepan Co.	939	50,255
Stillwater Mining Co. *	3,498	58,801
SunCoke Energy, Inc. *	2,862	57,469
The Scotts Miracle-Gro Co., Class A	2,809	168,400
Tredegar Corp.	1,537	32,661
W.R. Grace & Co. *	719	66,206
Walter Energy, Inc.	9,413	45,935
Wausau Paper Corp.	3,657	38,910
Westlake Chemical Corp.	954	77,131
Worthington Industries, Inc.	2,616	105,425

		4,519,013

Media 2.3%
AMC Networks, Inc., Class A *	636	39,356
Cinemark Holdings, Inc.	4,441	139,980
Dex Media, Inc. *	17,988	178,441
DreamWorks Animation SKG, Inc., Class A *	4,187	117,571
John Wiley & Sons, Inc., Class A	1,915	104,904
Lamar Advertising Co., Class A	3,213	158,529
Lions Gate Entertainment Corp.	1,169	30,546
Live Nation Entertainment, Inc. *	4,649	110,274
Meredith Corp.	2,226	100,081
National CineMedia, Inc.	2,606	40,836
Regal Entertainment Group, Class A	5,447	106,271
Scholastic Corp.	3,975	126,723
Scripps Networks Interactive, Inc., Class A	2,294	175,399
Sinclair Broadcast Group, Inc., Class A	1,484	43,897
Sirius XM Holdings, Inc. *	9,296	30,491
The E.W. Scripps Co., Class A *	2,390	46,653
The Madison Square Garden Co., Class A *	1,007	55,234
The New York Times Co., Class A	7,618	113,203

		1,718,389

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	290	48,233
Bio-Rad Laboratories, Inc., Class A *	695	83,907
Bruker Corp. *	2,014	42,193
Cambrex Corp. *	3,169	68,102
Charles River Laboratories International, Inc. *	2,706	144,988
Covance, Inc. *	1,916	160,676
Cubist Pharmaceuticals, Inc. *	636	42,358
Endo International plc *	3,329	234,994
Illumina, Inc. *	801	126,758
Impax Laboratories, Inc. *	2,255	62,599
Myriad Genetics, Inc. *	1,144	37,935
PAREXEL International Corp. *	1,060	53,477
PDL BioPharma, Inc.	8,798	82,437
PerkinElmer, Inc.	3,975	178,756
Perrigo Co., plc	954	131,843
QIAGEN N.V. *	4,099	94,113

 5

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Techne Corp.	801	70,320
United Therapeutics Corp. *	383	36,668
Zoetis, Inc.	2,332	71,592

		1,771,949

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	1,388	105,613
American Campus Communities, Inc.	1,484	57,639
American Capital Agency Corp.	4,316	102,419
Anworth Mortgage Asset Corp.	10,128	54,691
Ashford Hospitality Trust, Inc.	3,629	38,830
BioMed Realty Trust, Inc.	3,937	85,433
Brandywine Realty Trust	7,143	109,288
Camden Property Trust	1,802	126,572
Capstead Mortgage Corp.	5,008	65,955
CBL & Associates Properties, Inc.	5,462	102,795
CBRE Group, Inc., Class A *	4,852	144,784
Chimera Investment Corp.	29,737	93,672
CommonWealth REIT	5,406	142,232
Corporate Office Properties Trust	3,445	94,910
Corrections Corp. of America	4,573	148,760
Cousins Properties, Inc.	3,233	38,796
CYS Investments, Inc.	5,685	52,529
DCT Industrial Trust, Inc.	7,136	56,517
DDR Corp.	6,278	108,672
DiamondRock Hospitality Co.	6,413	79,649
Digital Realty Trust, Inc.	2,260	129,950
Douglas Emmett, Inc.	3,074	87,271
Duke Realty Corp.	9,950	176,115
EastGroup Properties, Inc.	655	41,697
EPR Properties	1,403	75,650
Equity Lifestyle Properties, Inc.	1,060	46,364
Essex Property Trust, Inc.	983	177,884
Extra Space Storage, Inc.	1,008	52,769
Federal Realty Investment Trust	1,166	139,360
Forest City Enterprises, Inc., Class A *	1,802	34,292
General Growth Properties, Inc.	8,321	198,289
Glimcher Realty Trust	3,412	37,600
Hatteras Financial Corp.	3,436	69,716
Healthcare Realty Trust, Inc.	2,193	54,672
Highwoods Properties, Inc.	2,340	94,957
Home Properties, Inc.	1,284	79,839
Inland Real Estate Corp.	2,968	31,520
Invesco Mortgage Capital, Inc.	2,885	51,238
iStar Financial, Inc. *	7,495	108,228
Jones Lang LaSalle, Inc.	1,517	183,997
Kilroy Realty Corp.	1,219	73,847
LaSalle Hotel Properties	2,014	66,442
Lexington Realty Trust	5,735	65,092
Liberty Property Trust	3,836	148,492
Mack-Cali Realty Corp.	6,156	133,893
MFA Financial, Inc.	12,697	104,496
Mid-America Apartment Communities, Inc.	1,631	118,003
National Retail Properties, Inc.	1,749	61,180
NorthStar Realty Finance Corp.	4,117	68,136
Omega Healthcare Investors, Inc.	1,686	62,197
Pennsylvania Real Estate Investment Trust	2,862	51,373
Piedmont Office Realty Trust, Inc., Class A	8,414	156,669
Post Properties, Inc.	1,007	51,508
Potlatch Corp.	1,498	60,160
PS Business Parks, Inc.	492	41,421
RAIT Financial Trust	5,830	45,707
Realty Income Corp.	2,067	89,501
Redwood Trust, Inc.	3,445	67,143
Regency Centers Corp.	2,190	116,946
Retail Properties of America, Inc., Class A	4,064	61,123
RLJ Lodging Trust	1,867	51,735
Ryman Hospitality Properties, Inc.	1,024	47,237
Sabra Health Care REIT, Inc.	2,127	62,279
Senior Housing Properties Trust	3,323	79,686
SL Green Realty Corp.	1,251	136,972
Sovran Self Storage, Inc.	623	47,846
Starwood Property Trust, Inc.	1,593	38,853
Sun Communities, Inc.	709	34,330
Sunstone Hotel Investors, Inc.	4,047	59,450
Tanger Factory Outlet Centers, Inc.	1,458	51,642
Taubman Centers, Inc.	1,166	87,333
The Geo Group, Inc.	1,791	60,912
The Macerich Co.	2,395	158,166
UDR, Inc.	5,228	143,875
Washington REIT	2,524	65,195
Weingarten Realty Investors	3,822	121,501
WP Carey, Inc.	838	53,330

		6,624,835

Retailing 5.1%
Aeropostale, Inc. *	15,622	61,082
ANN, Inc. *	4,346	168,929
Asbury Automotive Group, Inc. *	1,696	109,629
Ascena Retail Group, Inc. *	5,153	86,029
Barnes & Noble, Inc. *	6,678	121,139
Brown Shoe Co., Inc.	3,403	95,794
Cabela’s, Inc. *	850	52,046
Chico’s FAS, Inc.	8,285	125,601
DSW, Inc., Class A	1,802	45,140
Express, Inc. *	3,098	39,066
Fred’s, Inc., Class A	5,654	86,337
Genesco, Inc. *	1,325	99,229
GNC Holdings, Inc., Class A	1,675	61,841
Group 1 Automotive, Inc.	1,999	160,920
Guess?, Inc.	4,859	123,905
hhgregg, Inc. *	2,360	21,712
Hibbett Sports, Inc. *	911	47,909
HSN, Inc.	1,192	66,299
Jos. A. Bank Clothiers, Inc. *	1,166	75,732
Lithia Motors, Inc., Class A	954	74,822
LKQ Corp. *	4,332	120,170
Lumber Liquidators Holdings, Inc. *	336	26,100
Monro Muffler Brake, Inc.	848	45,800
Netflix, Inc. *	270	112,814
Nutrisystem, Inc.	4,780	78,870
Office Depot, Inc. *	43,886	224,696
Outerwall, Inc. *	1,166	82,471
Penske Automotive Group, Inc.	2,848	132,489
Pier 1 Imports, Inc.	2,279	40,133
Pool Corp.	1,378	79,552
Sally Beauty Holdings, Inc. *	2,177	55,775
Sears Hometown & Outlet Stores, Inc. *	1,728	38,068

6

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Select Comfort Corp. *	1,604	29,738
Sonic Automotive, Inc., Class A	4,276	112,544
Stage Stores, Inc.	3,710	68,153
The Bon-Ton Stores, Inc.	2,515	25,754
The Buckle, Inc.	1,537	68,934
The Cato Corp., Class A	1,961	56,555
The Children’s Place Retail Stores, Inc.	2,173	105,130
The Finish Line, Inc., Class A	3,616	103,671
The Men’s Wearhouse, Inc.	3,844	191,354
The Pep Boys-Manny, Moe & Jack *	5,088	51,847
The Wet Seal, Inc., Class A *	12,745	10,706
TripAdvisor, Inc. *	501	48,682
Ulta Salon, Cosmetics & Fragrance, Inc. *	730	61,977
Urban Outfitters, Inc. *	4,360	146,147
Vitamin Shoppe, Inc. *	1,007	43,281

		3,884,572

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	41,764	167,056
Amkor Technology, Inc. *	12,075	122,078
Atmel Corp. *	19,806	165,974
Avago Technologies Ltd.	3,710	262,186
Brooks Automation, Inc.	5,141	49,919
Cabot Microelectronics Corp. *	954	41,051
Cirrus Logic, Inc. *	1,961	43,397
Cree, Inc. *	1,219	58,658
Cypress Semiconductor Corp. *	9,503	97,406
Diodes, Inc. *	1,331	36,829
Entegris, Inc. *	6,629	76,035
Fairchild Semiconductor International, Inc. *	8,015	117,580
First Solar, Inc. *	2,465	152,288
GT Advanced Technologies, Inc. *	9,676	163,137
Hittite Microwave Corp.	512	30,106
Integrated Device Technology, Inc. *	8,539	113,569
International Rectifier Corp. *	3,025	81,130
Intersil Corp., Class A	11,589	163,057
Micrel, Inc.	3,604	38,383
Microsemi Corp. *	1,655	40,266
MKS Instruments, Inc.	2,438	70,336
OmniVision Technologies, Inc. *	3,059	68,766
ON Semiconductor Corp. *	15,863	137,849
Photronics, Inc. *	4,823	42,394
PMC-Sierra, Inc. *	7,049	49,836
RF Micro Devices, Inc. *	11,153	104,950
Semtech Corp. *	1,407	36,498
Silicon Laboratories, Inc. *	2,332	105,220
Skyworks Solutions, Inc.	3,128	135,474
Spansion, Inc., Class A *	3,498	66,637
SunEdison, Inc. *	13,555	266,898
Synaptics, Inc. *	1,007	68,557
Teradyne, Inc.	6,678	118,868
Tessera Technologies, Inc.	1,749	39,335
TriQuint Semiconductor, Inc. *	6,400	99,584
Veeco Instruments, Inc. *	1,378	45,915

		3,477,222

Software & Services 6.0%
Activision Blizzard, Inc.	8,692	180,620
Acxiom Corp. *	2,916	66,281
Akamai Technologies, Inc. *	2,597	141,121
ANSYS, Inc. *	808	59,348
CACI International, Inc., Class A *	2,014	143,800
Cadence Design Systems, Inc. *	2,703	45,113
Compuware Corp.	12,826	126,977
Convergys Corp.	9,169	200,068
Conversant, Inc. *	3,308	78,003
CSG Systems International, Inc.	2,760	72,505
Digital River, Inc. *	2,659	41,853
EarthLink Holdings Corp.	19,721	71,784
Electronic Arts, Inc. *	4,743	166,622
Equinix, Inc. *	454	90,232
Euronet Worldwide, Inc. *	1,272	59,962
Facebook, Inc., Class A *	2,818	178,379
FactSet Research Systems, Inc.	1,219	130,604
Fair Isaac Corp.	2,048	120,627
FleetCor Technologies, Inc. *	330	41,715
Gartner, Inc. *	1,325	94,194
Genpact Ltd. *	3,763	63,407
Global Cash Access Holdings, Inc. *	4,664	41,510
Global Payments, Inc.	1,961	134,446
Heartland Payment Systems, Inc.	1,537	63,709
Informatica Corp. *	1,102	40,322
j2 Global, Inc.	958	45,371
Jack Henry & Associates, Inc.	1,806	104,730
Manhattan Associates, Inc. *	1,732	56,221
ManTech International Corp., Class A	2,809	82,837
MAXIMUS, Inc.	1,804	80,603
Mentor Graphics Corp.	1,855	39,307
MICROS Systems, Inc. *	1,441	76,978
MicroStrategy, Inc., Class A *	318	44,876
Monster Worldwide, Inc. *	18,815	106,493
NeuStar, Inc., Class A *	2,003	56,124
Nuance Communications, Inc. *	3,379	54,689
Progress Software Corp. *	2,290	49,739
PTC, Inc. *	2,226	81,917
Rackspace Hosting, Inc. *	1,188	43,350
Red Hat, Inc. *	1,286	64,454
Rovi Corp. *	1,908	46,116
Salesforce.com, Inc. *	1,378	72,524
Sapient Corp. *	3,074	50,567
Solera Holdings, Inc.	795	51,874
Sykes Enterprises, Inc. *	2,968	59,894
Synopsys, Inc. *	2,968	114,238
Take-Two Interactive Software, Inc. *	3,127	64,510
TeleTech Holdings, Inc. *	1,749	46,139
TIBCO Software, Inc. *	4,579	98,494
Unisys Corp. *	3,286	77,122
United Online, Inc.	3,658	39,945
VeriFone Systems, Inc. *	1,716	56,302
VeriSign, Inc. *	3,049	152,694
Vistaprint N.V. *	848	33,937
VMware, Inc., Class A *	407	39,276
WEX, Inc. *	554	53,345

		4,497,868

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	3,036	68,128
ARRIS Group, Inc. *	4,134	136,877
Belden, Inc.	1,261	90,779

 7

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Benchmark Electronics, Inc. *	6,239	144,682
Brocade Communications Systems, Inc. *	17,755	161,926
Cognex Corp. *	1,126	40,536
Coherent, Inc. *	1,007	60,400
Comtech Telecommunications Corp.	1,910	62,400
Diebold, Inc.	4,426	166,108
Dolby Laboratories, Inc., Class A *	1,537	63,847
EchoStar Corp., Class A *	1,229	62,765
Electronics For Imaging, Inc. *	1,664	67,708
Emulex Corp. *	6,625	35,510
F5 Networks, Inc. *	1,272	138,076
FEI Co.	477	39,806
Finisar Corp. *	2,491	59,161
FLIR Systems, Inc.	4,293	149,869
Insight Enterprises, Inc. *	6,008	163,297
InterDigital, Inc.	1,421	53,984
Itron, Inc. *	2,613	100,470
JDS Uniphase Corp. *	6,148	67,444
Littelfuse, Inc.	530	46,460
MTS Systems Corp.	583	38,595
National Instruments Corp.	2,438	69,824
NCR Corp. *	4,525	147,786
NETGEAR, Inc. *	1,643	54,005
OSI Systems, Inc. *	516	29,386
Plantronics, Inc.	1,325	60,075
Plexus Corp. *	3,074	128,370
Polycom, Inc. *	9,073	115,681
QLogic Corp. *	12,476	124,011
Rofin-Sinar Technologies, Inc. *	1,899	44,133
Sanmina Corp. *	8,355	170,024
ScanSource, Inc. *	2,597	96,349
SYNNEX Corp. *	3,114	205,866
Trimble Navigation Ltd. *	2,865	103,341
ViaSat, Inc. *	592	32,104
Zebra Technologies Corp., Class A *	2,438	181,143

		3,580,926

Telecommunication Services 1.0%
Cincinnati Bell, Inc. *	24,009	94,836
Consolidated Communications Holdings, Inc.	2,756	56,277
Intelsat S.A. *	1,926	37,345
Level 3 Communications, Inc. *	3,887	169,668
NTELOS Holdings Corp.	2,279	28,556
SBA Communications Corp., Class A *	954	96,831
T-Mobile US, Inc. *	2,075	71,235
tw telecom, Inc. *	3,379	110,797
United States Cellular Corp.	1,325	56,909

		722,454

Transportation 4.0%
Alaska Air Group, Inc.	1,947	191,702
Allegiant Travel Co.	341	39,215
AMERCO	232	64,055
ArcBest Corp.	2,741	117,232
Atlas Air Worldwide Holdings, Inc. *	1,857	67,948
Con-way, Inc.	3,723	172,040
Copa Holdings S.A., Class A	568	81,184
Delta Air Lines, Inc.	4,578	182,708
Forward Air Corp.	1,166	52,307
Genesee & Wyoming, Inc., Class A *	424	41,276
Hawaiian Holdings, Inc. *	4,378	67,596
Heartland Express, Inc.	2,916	63,058
Hub Group, Inc., Class A *	2,229	104,830
JetBlue Airways Corp. *	14,735	142,340
Kansas City Southern	1,344	144,507
Kirby Corp. *	1,166	128,901
Knight Transportation, Inc.	3,555	86,635
Landstar System, Inc.	2,339	151,871
Matson, Inc.	4,452	109,386
Old Dominion Freight Line, Inc. *	1,549	99,074
Republic Airways Holdings, Inc. *	7,798	82,035
Saia, Inc. *	1,123	48,940
SkyWest, Inc.	12,084	138,241
Southwest Airlines Co.	7,826	206,998
Swift Transportation Co. *	2,385	59,053
United Continental Holdings, Inc. *	3,410	151,302
UTi Worldwide, Inc.	9,096	88,686
Werner Enterprises, Inc.	4,264	112,570

		2,995,690

Utilities 3.5%
ALLETE, Inc.	1,605	79,720
American States Water Co.	1,184	35,852
Aqua America, Inc.	4,104	104,160
Atlantic Power Corp.	14,798	50,313
Avista Corp.	3,604	112,841
Black Hills Corp.	1,802	103,921
California Water Service Group	1,908	42,090
Cleco Corp.	2,120	110,304
El Paso Electric Co.	2,301	87,691
Hawaiian Electric Industries, Inc.	5,635	135,522
IDACORP, Inc.	2,014	110,428
ITC Holdings Corp.	2,862	104,749
MGE Energy, Inc.	1,456	54,658
New Jersey Resources Corp.	2,491	137,030
Northwest Natural Gas Co.	1,767	79,992
NorthWestern Corp.	1,910	91,680
Otter Tail Corp.	2,226	63,619
Piedmont Natural Gas Co., Inc.	3,816	136,575
PNM Resources, Inc.	4,929	140,279
Portland General Electric Co.	4,823	159,497
South Jersey Industries, Inc.	1,133	65,170
Southwest Gas Corp.	2,438	127,654
The Empire District Electric Co.	2,650	63,626
The Laclede Group, Inc.	1,643	76,695
UIL Holdings Corp.	2,332	86,214
UNS Energy Corp.	2,173	131,619
WGL Holdings, Inc.	3,467	140,587

		2,632,486

Total Common Stock
(Cost $72,087,599)		75,373,949

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 2000 ETF	600	67,716

8

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	14,045	14,045

Total Other Investment Companies
(Cost $81,498)		81,761

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	5,940	14,969

Total Rights
(Cost $14,969)		14,969

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $72,197,283 and the unrealized appreciation and depreciation were $5,272,200 and ($1,998,804), respectively, with a net unrealized appreciation of $3,273,396.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 9

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$75,373,949	$—	$—	$75,373,949
Other Investment Companies[1]	81,761	—	—	81,761
Rights[1]	—	—	14,969	14,969

Total	$75,455,710	$—	$14,969	$75,470,679

[1]	As categorized in portfolio holdings.

10

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$14,969	$—	$—	$—	$14,969

Total	$—	$—	$—	$14,969	$—	$—	$—	$14,969

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG79045MAY14

 11

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	93,362,432	97,904,648
0.1%	Other Investment Companies	71,555	74,991
0.4%	Preferred Stock	409,578	426,919

99.4%	Total Investments	93,843,565	98,406,558
0.6%	Other Assets and Liabilities, Net		609,106

100.0%	Net Assets		99,015,664

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 5.0%

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	10,200	317,925
Commonwealth Bank of Australia	5,032	382,109
National Australia Bank Ltd.	10,506	327,463
Westpac Banking Corp.	10,370	332,200

		1,359,697

Capital Goods 0.0%
Leighton Holdings Ltd.	1,462	27,526
UGL Ltd.	2,958	18,060

		45,586

Commercial & Professional Services 0.1%
Brambles Ltd.	8,500	76,103
Downer EDI Ltd.	6,562	32,552

		108,655

Consumer Services 0.1%
Crown Resorts Ltd.	1,904	28,814
Tabcorp Holdings Ltd.	18,700	60,566
Tatts Group Ltd.	15,300	43,289

		132,669

Diversified Financials 0.1%
Macquarie Group Ltd.	1,434	80,118

Energy 0.3%
Caltex Australia Ltd.	2,720	56,579
Origin Energy Ltd.	5,100	71,626
Santos Ltd.	3,740	50,541
Woodside Petroleum Ltd.	2,312	90,740
WorleyParsons Ltd.	1,802	26,935

		296,421

Food & Staples Retailing 0.6%
Metcash Ltd.	17,000	45,092
Wesfarmers Ltd.	7,616	307,345
Woolworths Ltd.	7,854	274,334

		626,771

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	3,026	26,642

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	1,598	26,339

Insurance 0.4%
AMP Ltd.	13,838	68,130
Insurance Australia Group Ltd.	7,650	42,363
QBE Insurance Group Ltd.	9,384	99,389
Suncorp Group Ltd.	10,744	133,493

		343,375

Materials 1.3%
Amcor Ltd.	6,052	59,762
Arrium Ltd.	41,038	34,566
BHP Billiton Ltd.	19,822	682,773
BlueScope Steel Ltd. *	12,648	68,745
Boral Ltd.	7,072	34,884
CSR Ltd.	8,772	28,003
Incitec Pivot Ltd.	14,790	37,854
Newcrest Mining Ltd. *	4,760	43,149
Orica Ltd.	2,550	46,659
Rio Tinto Ltd.	3,196	176,389
Sims Metal Management Ltd. *	5,100	45,852

		1,258,636

Media 0.0%
Fairfax Media Ltd.	37,570	35,666

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	1,088	71,480

Real Estate 0.2%
Lend Lease Group	4,250	53,043
Mirvac Group	17,646	29,726
Stockland	14,178	51,462
Westfield Group	9,894	98,529

		232,760

Telecommunication Services 0.2%
Telstra Corp., Ltd.	32,640	162,219

Transportation 0.2%
Asciano Ltd.	6,800	35,441
Qantas Airways Ltd. *	32,606	42,637
Sydney Airport	6,129	25,042
Toll Holdings Ltd.	8,228	41,505

		144,625

Utilities 0.0%
AGL Energy Ltd.	3,162	45,320

		4,996,979

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	3,332	115,895

 1

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Andritz AG	340	20,272
Wienerberger AG	1,768	31,761

		52,033

Energy 0.1%
OMV AG	2,006	83,186

Materials 0.1%
Voestalpine AG	1,632	75,594

Telecommunication Services 0.0%
Telekom Austria AG	4,998	48,647

		375,355

Belgium 0.9%

Banks 0.1%
KBC Groep N.V. *	1,104	65,787

Food & Staples Retailing 0.2%
Colruyt S.A.	442	24,792
Delhaize Group S.A.	2,456	174,805

		199,597

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	2,380	261,467

Insurance 0.1%
Ageas	2,040	85,849

Materials 0.1%
NV Bekaert S.A.	918	34,787
Solvay S.A.	374	60,552
Umicore S.A.	1,360	65,472

		160,811

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	442	35,271

Telecommunication Services 0.1%
Belgacom S.A.	2,108	69,913

		878,695

Canada 6.2%

Automobiles & Components 0.2%
Magna International, Inc.	1,904	194,529

Banks 1.3%
Bank of Montreal	2,618	183,912
Bank of Nova Scotia	4,148	265,990
Canadian Imperial Bank of Commerce	1,666	146,770
National Bank of Canada	1,394	58,412
Royal Bank of Canada	5,406	371,602
The Toronto-Dominion Bank	5,950	294,582

		1,321,268

Capital Goods 0.1%
Bombardier, Inc., B Shares	11,424	38,822
Finning International, Inc.	1,530	41,088
SNC-Lavalin Group, Inc.	680	32,802

		112,712

Consumer Services 0.0%
Tim Hortons, Inc.	510	27,580

Diversified Financials 0.1%
IGM Financial, Inc.	510	24,085
Onex Corp.	680	42,240

		66,325

Energy 2.0%
ARC Resources Ltd.	1,156	33,269
Baytex Energy Corp.	510	21,272
Bonavista Energy Corp.	1,530	22,798
Cameco Corp.	1,258	25,117
Canadian Natural Resources Ltd.	5,372	218,323
Canadian Oil Sands Ltd.	4,794	100,706
Cenovus Energy, Inc.	4,760	141,461
Crescent Point Energy Corp.	1,020	41,754
Enbridge, Inc.	2,346	111,332
Encana Corp.	14,314	332,853
Enerplus Corp.	2,550	57,958
Husky Energy, Inc.	2,550	85,881
Imperial Oil Ltd.	1,768	86,931
Pengrowth Energy Corp.	5,950	37,535
Penn West Petroleum Ltd.	8,704	80,719
Suncor Energy, Inc.	7,684	295,302
Talisman Energy, Inc.	10,710	110,468
TransCanada Corp.	3,400	158,062

		1,961,741

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	3,230	87,573
Empire Co., Ltd., A Shares	578	34,860
George Weston Ltd.	510	37,105
Loblaw Cos. Ltd.	2,030	85,436
Metro, Inc.	1,054	65,006

		309,980

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	782	42,224

Insurance 0.5%
Fairfax Financial Holdings Ltd.	136	61,160
Great-West Lifeco, Inc.	1,088	29,107
Intact Financial Corp.	476	31,387
Manulife Financial Corp.	7,548	137,982
Power Corp. of Canada	2,958	79,490
Power Financial Corp.	1,428	42,938
Sun Life Financial, Inc.	2,584	87,335

		469,399

Materials 0.6%
Agrium, Inc.	782	70,116
Barrick Gold Corp.	7,990	129,506
First Quantum Minerals Ltd.	1,870	39,386
Goldcorp, Inc.	2,346	55,136
Kinross Gold Corp. *	7,378	27,722
Potash Corp. of Saskatchewan, Inc.	4,352	157,712
Teck Resources Ltd., Class B	3,910	87,033
Yamana Gold, Inc.	1,904	14,186

		580,797

Media 0.1%
Shaw Communications, Inc., B Shares	1,870	46,481

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	340	44,569

2

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	3,060	131,322

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	510	49,124
RONA, Inc.	2,652	26,743

		75,867

Software & Services 0.0%
CGI Group, Inc., Class A *	1,190	40,439

Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	15,640	119,117
Celestica, Inc. *	3,162	37,419

		156,536

Telecommunication Services 0.3%
BCE, Inc.	2,652	121,726
Rogers Communications, Inc., B Shares	1,938	78,209
TELUS Corp.	1,539	58,039

		257,974

Transportation 0.2%
Canadian National Railway Co.	2,992	181,198
Canadian Pacific Railway Ltd.	306	51,142

		232,340

Utilities 0.1%
Canadian Utilities Ltd., Class A	782	28,267
Fortis, Inc.	986	29,548
TransAlta Corp.	2,924	35,006

		92,821

		6,164,904

Denmark 0.9%

Banks 0.1%
Danske Bank A/S	4,080	114,806

Capital Goods 0.1%
FLSmidth & Co. A/S	476	27,702
Vestas Wind Systems A/S *	1,611	86,244

		113,946

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	578	60,132

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	4,930	208,941

Telecommunication Services 0.1%
TDC A/S	9,180	89,209

Transportation 0.3%
AP Moller - Maersk A/S, A Shares	45	111,320
AP Moller - Maersk A/S, B Shares	80	208,581
DSV A/S	918	30,615

		350,516

		937,550

Finland 1.3%

Capital Goods 0.1%
Kone Oyj, B Shares	816	33,627
Metso Oyj	1,190	46,311
Wartsila Oyj Abp	850	45,908

		125,846

Energy 0.1%
Neste Oil Oyj	2,142	43,901

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	1,904	84,386

Insurance 0.1%
Sampo Oyj, A Shares	1,598	80,637

Materials 0.2%
Stora Enso Oyj, R Shares	8,058	82,632
UPM-Kymmene Oyj	7,660	134,941

		217,573

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	884	27,889

Technology Hardware & Equipment 0.6%
Nokia Oyj *	75,140	607,504

Telecommunication Services 0.0%
Elisa Oyj	1,292	38,504

Utilities 0.1%
Fortum Oyj	3,536	86,320

		1,312,560

France 11.7%

Automobiles & Components 0.4%
Peugeot S.A. *	12,546	177,702
Renault S.A.	2,006	189,037
Valeo S.A.	544	73,118

		439,857

Banks 1.0%
BNP Paribas S.A.	7,514	526,708
Credit Agricole S.A.	10,200	159,296
Societe Generale S.A.	5,168	298,053

		984,057

Capital Goods 1.8%
Airbus Group N.V.	1,224	87,870
Alstom S.A. *	2,244	88,800
Bouygues S.A.	3,706	172,217
Compagnie de Saint-Gobain	7,276	414,960
Eiffage S.A.	918	65,301
Legrand S.A.	1,054	66,785
Nexans S.A. *	544	32,187
Rexel S.A.	1,802	43,105
Safran S.A.	816	55,434
Schneider Electric S.A.	2,958	278,830
Thales S.A.	544	32,595
Vallourec S.A.	1,530	83,302
Vinci S.A.	4,420	327,500

		1,748,886

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	272	56,973
Kering	408	90,247
LVMH Moet Hennessy Louis Vuitton S.A.	986	196,368

		343,588

Consumer Services 0.2%
Accor S.A.	1,802	95,443

 3

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sodexo	442	47,551

		142,994

Diversified Financials 0.0%
Wendel S.A.	170	25,703

Energy 2.3%
CGG S.A. *	2,040	27,558
Technip S.A.	510	54,825
Total S.A.	31,450	2,209,270

		2,291,653

Food & Staples Retailing 0.5%
Carrefour S.A.	9,928	361,305
Casino Guichard Perrachon S.A.	816	105,179
Rallye S.A.	850	44,347

		510,831

Food, Beverage & Tobacco 0.3%
Danone S.A.	2,720	202,763
Pernod-Ricard S.A.	782	95,984

		298,747

Health Care Equipment & Services 0.1%
Essilor International S.A.	544	57,203

Household & Personal Products 0.1%
L’Oreal S.A.	714	124,709

Insurance 0.4%
AXA S.A.	14,620	361,290
CNP Assurances	1,292	27,891
SCOR SE	1,088	38,021

		427,202

Materials 0.4%
Air Liquide S.A.	1,462	213,163
Arkema S.A.	510	52,201
Lafarge S.A.	1,904	164,642

		430,006

Media 0.1%
Eutelsat Communications S.A.	680	23,833
Publicis Groupe S.A.	476	41,102
Solocal Group *	8,500	9,975

		74,910

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	7,038	753,315

Software & Services 0.1%
AtoS	272	24,459
Cap Gemini S.A.	1,224	89,089

		113,548

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	19,720	80,484

Telecommunication Services 1.6%
Orange S.A.	64,702	1,082,867
Vivendi S.A. *	17,748	465,955

		1,548,822

Transportation 0.1%
Air France-KLM *	8,772	133,883

Utilities 1.0%
Electricite de France	3,468	121,879
GDF Suez	21,080	589,245
Suez Environnement Co.	4,148	83,431
Veolia Environnement S.A.	11,356	217,252

		1,011,807

		11,542,205

Germany 9.0%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	2,312	290,530
Continental AG	476	112,660
Daimler AG - Reg’d	8,602	818,129
Volkswagen AG	170	44,829

		1,266,148

Banks 0.1%
Commerzbank AG *	4,080	64,832

Capital Goods 1.0%
Brenntag AG	340	63,584
GEA Group AG	884	38,064
Hochtief AG	306	27,872
Kloeckner & Co. SE *	2,550	42,956
MAN SE	306	38,260
MTU Aero Engines AG	272	25,380
Rheinmetall AG	408	27,987
Siemens AG - Reg’d	5,372	714,417

		978,520

Commercial & Professional Services 0.0%
Bilfinger SE	374	44,114

Consumer Durables & Apparel 0.1%
adidas AG	918	98,634

Consumer Services 0.0%
TUI AG	2,890	49,255

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	6,834	277,102
Deutsche Boerse AG	918	70,149

		347,251

Food & Staples Retailing 0.1%
Metro AG *	3,536	147,743

Health Care Equipment & Services 0.2%
Celesio AG	2,040	72,626
Fresenius Medical Care AG & Co. KGaA	1,020	67,644
Fresenius SE & Co. KGaA	680	101,558

		241,828

Household & Personal Products 0.1%
Beiersdorf AG	272	27,495
Henkel AG & Co. KGaA	408	41,416

		68,911

Insurance 0.8%
Allianz SE - Reg’d	3,162	536,750
Hannover Rueck SE	374	33,295
Muenchener Rueckversicherungs AG - Reg’d	1,156	256,488

		826,533

Materials 1.6%
Aurubis AG	782	42,640
BASF SE	7,480	862,172
HeidelbergCement AG	1,258	108,455
K+S AG	2,040	70,984

4

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LANXESS AG	714	50,819
Linde AG	816	170,640
Salzgitter AG	1,156	49,460
ThyssenKrupp AG *	7,480	224,856

		1,580,026

Media 0.0%
Kabel Deutschland Holding AG	204	29,062

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	3,706	536,550
Merck KGaA	204	35,075

		571,625

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	5,440	67,543

Software & Services 0.2%
SAP AG	2,244	171,965

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	46,444	781,099
Freenet AG	1,020	31,706

		812,805

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d	3,740	98,751
Deutsche Post AG - Reg’d	7,514	278,991

		377,742

Utilities 1.2%
E.ON SE	39,338	766,800
RWE AG	10,268	412,630

		1,179,430

		8,923,967

Hong Kong 1.0%

Banks 0.1%
Hang Seng Bank Ltd.	3,400	56,133

Capital Goods 0.2%
Hutchison Whampoa Ltd.	8,000	107,314
Jardine Matheson Holdings Ltd.	800	49,200
Jardine Strategic Holdings Ltd.	200	7,278
Noble Group Ltd.	102,000	112,687

		276,479

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	68,000	98,760

Diversified Financials 0.1%
Hong Kong Exchanges & Clearing Ltd.	3,400	63,282

Insurance 0.1%
AIA Group Ltd.	14,000	70,154

Real Estate 0.2%
Cheung Kong (Holdings) Ltd.	3,700	66,098
Sun Hung Kai Properties Ltd.	500	6,836
Swire Pacific Ltd., Class A	3,300	39,223
The Link REIT	17,000	90,559
Wharf Holdings Ltd.	800	5,665

		208,381

Retailing 0.1%
Esprit Holdings Ltd.	44,200	65,220

Telecommunication Services 0.0%
PCCW Ltd.	36,000	19,688

Utilities 0.1%
CLP Holdings Ltd.	5,000	41,146
Hong Kong & China Gas Co., Ltd.	34,000	82,183
Power Assets Holdings Ltd.	400	3,482

		126,811

		984,908

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	186,218	71,657

Capital Goods 0.1%
DCC plc	782	46,040

Commercial & Professional Services 0.0%
Experian plc	2,448	42,581

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	544	41,458

Materials 0.3%
CRH plc	8,331	228,271
Smurfit Kappa Group plc	2,108	50,914

		279,185

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	782	44,781

Technology Hardware & Equipment 0.1%
Seagate Technology plc	2,210	118,743

		644,445

Israel 0.3%

Banks 0.0%
Bank Leumi Le-Israel *	7,446	29,437

Materials 0.0%
Israel Chemicals Ltd.	3,842	33,796

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	4,216	211,346

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	31,926	57,270

		331,849

Italy 4.8%

Automobiles & Components 0.2%
Fiat S.p.A. *	17,034	178,163
Pirelli & C. S.p.A.	1,870	31,565

		209,728

Banks 1.5%
Banca Monte dei Paschi di Siena S.p.A. *	3,638	123,411
Banca Popolare dell’Emilia Romagna SC *	3,468	38,804
Banca Popolare di Milano Scarl *	32,640	29,841
Banco Popolare SC *	3,366	64,992
Intesa Sanpaolo S.p.A.	155,618	521,953
Intesa Sanpaolo S.p.A. - RSP	10,098	28,826
UniCredit S.p.A.	66,708	582,114

 5

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unione di Banche Italiane S.C.p.A.	9,656	89,005

		1,478,946

Capital Goods 0.2%
CNH Industrial N.V.	6,257	68,560
Finmeccanica S.p.A. *	9,520	78,203
Prysmian S.p.A.	1,258	29,234

		175,997

Diversified Financials 0.1%
Exor S.p.A.	1,088	46,766
Mediobanca S.p.A. *	4,760	47,740

		94,506

Energy 1.1%
Eni S.p.A.	41,446	1,057,016
Saipem S.p.A. *	2,448	63,869

		1,120,885

Insurance 0.1%
Assicurazioni Generali S.p.A.	7,038	159,518

Materials 0.0%
Italcementi S.p.A.	3,400	38,600

Media 0.1%
Mediaset S.p.A. *	12,546	62,007

Telecommunication Services 0.6%
Telecom Italia S.p.A. *	310,624	386,139
Telecom Italia S.p.A. - RSP	185,776	177,577

		563,716

Transportation 0.1%
Atlantia S.p.A.	2,108	58,623

Utilities 0.8%
A2A S.p.A.	23,800	28,547
Enel S.p.A.	121,788	690,004
Snam S.p.A.	8,262	48,545
Terna-Rete Elettrica Nazionale S.p.A.	6,392	33,964

		801,060

		4,763,586

Japan 18.1%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	1,100	39,948
Bridgestone Corp.	4,000	144,518
Daihatsu Motor Co., Ltd.	3,400	58,647
Denso Corp.	3,400	155,823
Fuji Heavy Industries Ltd.	3,400	90,058
Honda Motor Co., Ltd.	13,600	476,257
Isuzu Motors Ltd.	4,200	25,635
Mazda Motor Corp.	6,000	25,947
NHK Spring Co., Ltd.	3,400	31,546
Nissan Motor Co., Ltd.	23,800	214,971
Stanley Electric Co., Ltd.	200	4,753
Suzuki Motor Corp.	3,400	101,086
Toyota Industries Corp.	400	18,596
Toyota Motor Corp.	13,600	770,058
Yamaha Motor Co., Ltd.	3,400	53,467

		2,211,310

Banks 0.9%
Mitsubishi UFJ Financial Group, Inc.	57,800	325,514
Mizuho Financial Group, Inc.	88,400	172,030
Resona Holdings, Inc.	10,200	53,333
Sumitomo Mitsui Financial Group, Inc.	6,800	274,353
Sumitomo Mitsui Trust Holdings, Inc.	2,000	8,079
The Bank of Yokohama Ltd.	2,000	11,145

		844,454

Capital Goods 2.8%
Asahi Glass Co., Ltd.	18,000	100,133
Daikin Industries Ltd.	700	41,727
FANUC Corp.	400	68,092
Fujikura Ltd.	2,000	8,787
Furukawa Electric Co., Ltd.	5,000	10,320
Hanwa Co., Ltd.	2,000	7,981
IHI Corp.	6,000	25,181
ITOCHU Corp.	13,600	160,802
JGC Corp.	1,000	28,738
JTEKT Corp.	3,400	51,830
Kajima Corp.	3,000	12,443
Kawasaki Heavy Industries Ltd.	8,000	30,114
Komatsu Ltd.	6,800	148,170
Kubota Corp.	3,000	40,985
LIXIL Group Corp.	3,400	88,053
Makita Corp.	200	10,910
Marubeni Corp.	10,000	68,210
Mitsubishi Corp.	17,000	335,672
Mitsubishi Electric Corp.	16,000	185,719
Mitsubishi Heavy Industries Ltd.	34,000	198,162
Mitsui & Co., Ltd.	17,000	257,644
Mitsui Engineering & Shipbuilding Co., Ltd.	4,000	7,745
Nagase & Co., Ltd.	3,400	41,036
Nidec Corp.	600	34,905
Nippon Sheet Glass Co., Ltd. *	34,000	40,769
NSK Ltd.	1,000	12,089
Obayashi Corp.	2,000	13,406
Shimizu Corp.	3,000	19,873
SMC Corp.	100	26,144
Sojitz Corp.	47,600	75,789
Sumitomo Corp.	13,600	178,045
Sumitomo Electric Industries Ltd.	10,200	137,143
Sumitomo Heavy Industries Ltd.	2,000	8,885
Taisei Corp.	8,000	41,201
Toshiba Corp.	34,000	139,348
Toyota Tsusho Corp.	3,400	90,058

		2,746,109

Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	8,600	86,216
Secom Co., Ltd.	1,700	103,526
Toppan Printing Co., Ltd.	8,000	59,285

		249,027

Consumer Durables & Apparel 0.8%
Namco Bandai Holdings, Inc.	3,400	74,119
Nikon Corp.	1,000	15,844
Panasonic Corp.	31,500	338,390
Sega Sammy Holdings, Inc.	500	9,602
Sekisui Chemical Co., Ltd.	2,000	21,642
Sekisui House Ltd.	3,900	51,325
Sharp Corp. *	34,000	96,241
Shimano, Inc.	100	10,320
Sony Corp.	10,600	169,504

6

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaha Corp.	3,400	52,966

		839,953

Consumer Services 0.0%
Benesse Holdings, Inc.	700	29,343
Oriental Land Co., Ltd.	100	16,659

		46,002

Diversified Financials 0.1%
Credit Saison Co., Ltd.	200	3,599
Nomura Holdings, Inc.	6,800	44,712
ORIX Corp.	3,600	57,107

		105,418

Energy 0.7%
Cosmo Oil Co., Ltd.	10,000	19,165
Idemitsu Kosan Co., Ltd.	3,400	70,610
Inpex Corp.	10,800	155,825
JX Holdings, Inc.	61,200	318,797
Showa Shell Sekiyu K.K.	3,600	38,850
TonenGeneral Sekiyu K.K.	8,000	76,741

		679,988

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	13,600	164,010
Lawson, Inc.	100	7,184
Seven & i Holdings Co., Ltd.	6,800	271,880
UNY Group Holdings Co., Ltd.	3,400	21,487

		464,561

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	2,500	39,068
Asahi Group Holdings Ltd.	3,400	95,873
Coca-Cola West Co., Ltd.	600	10,013
Japan Tobacco, Inc.	6,800	230,176
Kirin Holdings Co., Ltd.	3,800	53,744
MEIJI Holdings Co., Ltd.	600	37,800
Nippon Meat Packers, Inc.	1,300	25,299
Nisshin Seifun Group, Inc.	3,400	39,499
Toyo Suisan Kaisha Ltd.	200	6,084
Yamazaki Baking Co., Ltd.	3,000	35,412

		572,968

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	500	30,223
Medipal Holdings Corp.	6,800	95,572
Olympus Corp. *	200	6,438
Suzuken Co., Ltd.	600	21,229
Terumo Corp.	400	8,484

		161,946

Household & Personal Products 0.2%
Kao Corp.	3,400	134,436
Shiseido Co., Ltd.	3,400	57,176

		191,612

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	600	14,212
NKSJ Holdings, Inc.	1,000	27,795
T&D Holdings, Inc.	3,400	44,277
The Dai-ichi Life Insurance Co., Ltd.	3,400	50,393
Tokio Marine Holdings, Inc.	3,400	107,469

		244,146

Materials 1.4%
Asahi Kasei Corp.	6,000	44,818
Denki Kagaku Kogyo K.K.	2,000	7,253
DIC Corp.	3,000	8,020
JFE Holdings, Inc.	6,800	129,056
JSR Corp.	3,400	57,109
Kaneka Corp.	2,000	12,482
Kobe Steel Ltd.	39,000	54,047
Kuraray Co. Ltd.	3,400	40,802
Mitsubishi Chemical Holdings Corp.	17,000	70,343
Mitsubishi Materials Corp.	4,000	12,227
Mitsui Chemicals, Inc.	34,000	84,545
Mitsui Mining & Smelting Co., Ltd.	3,000	7,312
Nippon Steel & Sumitomo Metal Corp.	68,000	191,813
Nitto Denko Corp.	400	18,454
Oji Holdings Corp.	13,000	54,813
Shin-Etsu Chemical Co., Ltd.	3,400	202,139
Showa Denko K.K.	34,000	43,442
Sumitomo Chemical Co., Ltd.	34,000	125,982
Sumitomo Metal Mining Co., Ltd.	2,000	30,252
Taiheiyo Cement Corp.	2,000	7,548
Teijin Ltd.	34,000	77,193
Toray Industries, Inc.	10,000	63,689
Tosoh Corp.	2,000	9,514
Toyo Seikan Group Holdings Ltd.	3,400	50,058
Ube Industries Ltd.	9,000	14,772

		1,417,683

Media 0.2%
Dentsu, Inc.	3,400	134,169
Hakuhodo DY Holdings, Inc.	6,800	61,554

		195,723

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	17,000	217,878
Daiichi Sankyo Co., Ltd.	4,100	69,472
Eisai Co., Ltd.	600	24,561
Ono Pharmaceutical Co., Ltd.	300	22,999
Otsuka Holdings Co., Ltd.	3,400	96,007
Shionogi & Co., Ltd.	500	10,020
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,214
Takeda Pharmaceutical Co., Ltd.	5,000	226,399

		674,550

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	400	43,344
Daiwa House Industry Co., Ltd.	2,000	37,446
Mitsubishi Estate Co., Ltd.	2,800	68,001
Mitsui Fudosan Co., Ltd.	1,800	56,984
Sumitomo Realty & Development Co., Ltd.	1,300	55,823

		261,598

Retailing 0.4%
EDION Corp.	13,600	92,498
Fast Retailing Co., Ltd.	100	33,014
Isetan Mitsukoshi Holdings Ltd.	3,400	44,478
J Front Retailing Co., Ltd.	2,000	14,369
K’s Holdings Corp.	200	5,760
Shimamura Co., Ltd.	100	9,661
Takashimaya Co., Ltd.	1,000	9,819
Yamada Denki Co., Ltd.	40,800	150,376

		359,975

 7

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	860	49,025
Tokyo Electron Ltd.	860	51,670

		100,695

Software & Services 0.5%
Fujitsu Ltd.	37,000	250,558
Konami Corp.	1,820	41,196
Nintendo Co., Ltd.	1,500	173,522
NTT Data Corp.	1,300	47,275

		512,551

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	3,400	53,835
Canon, Inc.	10,500	344,479
FUJIFILM Holdings Corp.	6,800	175,639
Hitachi Ltd.	43,000	289,076
Hoya Corp.	3,400	105,297
Ibiden Co., Ltd.	3,400	62,122
Keyence Corp.	100	38,867
Konica Minolta, Inc.	3,500	30,134
Kyocera Corp.	3,400	151,278
Murata Manufacturing Co., Ltd.	500	42,376
NEC Corp.	68,000	209,858
Nippon Electric Glass Co., Ltd.	2,000	10,005
Omron Corp.	500	18,772
Ricoh Co., Ltd.	8,100	99,115
Seiko Epson Corp.	3,400	118,129
TDK Corp.	700	29,893

		1,778,875

Telecommunication Services 1.2%
KDDI Corp.	4,500	267,713
Nippon Telegraph & Telephone Corp.	7,300	433,501
NTT DOCOMO, Inc.	17,000	282,373
SoftBank Corp.	3,400	245,447

		1,229,034

Transportation 0.9%
ANA Holdings, Inc.	1,000	2,182
Central Japan Railway Co.	760	100,691
East Japan Railway Co.	2,400	183,164
Hankyu Hanshin Holdings, Inc.	2,000	11,106
Kawasaki Kisen Kaisha Ltd.	34,000	71,178
Kintetsu Corp.	2,000	7,017
Mitsui OSK Lines Ltd.	34,000	121,972
Nagoya Railroad Co., Ltd.	3,000	10,585
Nippon Express Co., Ltd.	34,000	166,750
Nippon Yusen K.K.	34,000	100,251
Seino Holdings Co., Ltd.	1,000	10,939
Tobu Railway Co., Ltd.	1,000	4,973
Tokyu Corp.	1,000	6,821
West Japan Railway Co.	1,500	63,792
Yamato Holdings Co., Ltd.	3,400	72,381

		933,802

Utilities 1.1%
Chubu Electric Power Co., Inc. *	13,600	163,475
Electric Power Development Co., Ltd.	200	5,936
Hokkaido Electric Power Co., Inc. *	3,400	24,963
Hokuriku Electric Power Co.	3,400	43,709
Kyushu Electric Power Co., Inc. *	6,800	74,854
Osaka Gas Co., Ltd.	34,000	135,338
Shikoku Electric Power Co., Inc. *	3,400	43,776
The Chugoku Electric Power Co., Inc.	3,400	45,180
The Kansai Electric Power Co., Inc. *	13,600	125,514
Toho Gas Co., Ltd.	2,000	10,025
Tohoku Electric Power Co., Inc.	7,600	80,747
Tokyo Electric Power Co., Inc. *	58,700	238,273
Tokyo Gas Co., Ltd.	17,000	96,241

		1,088,031

		17,910,011

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	2,550	57,135

Materials 0.4%
APERAM *	1,632	53,291
ArcelorMittal	26,860	410,500

		463,791

Media 0.1%
SES S.A.	1,394	50,693

Telecommunication Services 0.0%
Millicom International Cellular S.A.	442	40,894

		612,513

Netherlands 6.0%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	5,440	28,453
Koninklijke Philips N.V.	7,344	232,193
Royal Imtech N.V. *	5,134	8,035

		268,681

Commercial & Professional Services 0.1%
Randstad Holding N.V.	884	51,483

Diversified Financials 0.3%
ING Groep N.V. CVA *	24,548	344,182

Energy 3.5%
Fugro N.V. CVA	544	31,418
Royal Dutch Shell plc, A Shares	51,714	2,035,487
Royal Dutch Shell plc, B Shares	34,340	1,402,566

		3,469,471

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	14,088	256,253

Food, Beverage & Tobacco 0.5%
Corbion N.V.	1,054	23,515
Heineken Holding N.V.	680	44,919
Heineken N.V.	884	62,376
Nutreco N.V.	544	24,007
Unilever N.V. CVA	7,310	316,802

		471,619

Insurance 0.2%
Aegon N.V.	15,912	138,180
Delta Lloyd N.V.	2,074	50,418

		188,598

Materials 0.3%
Akzo Nobel N.V.	2,584	193,859
Koninklijke DSM N.V.	1,326	95,717

		289,576

8

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Reed Elsevier N.V.	1,666	37,340
Wolters Kluwer N.V.	1,938	58,073

		95,413

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	510	43,815

Software & Services 0.0%
Gemalto N.V.	170	18,477

Telecommunication Services 0.2%
Koninklijke KPN N.V. *	64,362	238,094

Transportation 0.2%
PostNL N.V. *	28,492	139,808
TNT Express N.V.	4,148	37,108

		176,916

		5,912,578

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	4,998	37,982

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	31,927	72,924

		110,906

Norway 1.0%

Banks 0.1%
DNB A.S.A.	4,386	82,456

Energy 0.5%
Aker Solutions A.S.A.	1,228	21,585
Petroleum Geo-Services A.S.A.	1,606	17,341
Statoil A.S.A.	15,810	484,874

		523,800

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	2,388	28,703
Orkla A.S.A.	7,820	69,252

		97,955

Materials 0.2%
Norsk Hydro A.S.A.	13,294	72,329
Yara International A.S.A.	1,404	64,165

		136,494

Telecommunication Services 0.1%
Telenor A.S.A.	5,100	120,979

		961,684

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	225,292	58,933
Banco Espirito Santo S.A. - Reg’d *	19,244	26,128

		85,061

Energy 0.0%
Galp Energia, SGPS, S.A.	1,734	30,760

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	21,250	76,435

Utilities 0.1%
EDP - Energias de Portugal S.A.	24,412	115,591

		307,847

Singapore 0.7%

Banks 0.2%
DBS Group Holdings Ltd.	4,600	62,011
Oversea-Chinese Banking Corp., Ltd.	5,800	45,108
United Overseas Bank Ltd.	3,600	64,812

		171,931

Capital Goods 0.1%
Keppel Corp., Ltd.	9,500	80,553
Sembcorp Industries Ltd.	10,000	43,154

		123,707

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	34,000	87,058

Media 0.0%
Singapore Press Holdings Ltd.	3,800	12,428

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	400	13,905

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	9,656	98,201
Venture Corp., Ltd.	1,400	8,141

		106,342

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	34,000	105,771

Transportation 0.1%
ComfortDelGro Corp., Ltd.	34,000	63,192
Singapore Airlines Ltd.	4,600	38,197

		101,389

		722,531

Spain 4.8%

Banks 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	46,002	590,308
Banco de Sabadell S.A.	23,155	76,589
Banco Popular Espanol S.A.	13,499	95,434
Banco Santander S.A.	136,000	1,396,296
Bankia S.A. *	24,626	50,103

		2,208,730

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	2,380	105,856
Ferrovial S.A.	2,550	55,256
Fomento de Construcciones y Contratas S.A. *	1,792	38,611

		199,723

Energy 0.4%
Repsol S.A.	14,450	407,467

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	3,070	28,390

Retailing 0.1%
Inditex S.A.	544	79,057

 9

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	952	41,868

Telecommunication Services 1.2%
Telefonica S.A.	68,000	1,142,238

Transportation 0.1%
Abertis Infraestructuras S.A.	1,996	43,783

Utilities 0.6%
Acciona S.A.	519	41,890
Enagas S.A.	918	27,045
Endesa S.A.	1,360	51,934
Gas Natural SDG S.A.	2,890	83,387
Iberdrola S.A.	46,750	336,762
Red Electrica Corp. S.A.	476	40,881

		581,899

		4,733,155

Sweden 2.3%

Automobiles & Components 0.1%
Autoliv, Inc.	693	73,458

Banks 0.5%
Nordea Bank AB	11,118	164,281
Skandinaviska Enskilda Banken AB, A Shares	7,310	99,423
Svenska Handelsbanken AB, A Shares	2,278	115,985
Swedbank AB, A Shares	2,584	68,858

		448,547

Capital Goods 0.7%
Alfa Laval AB	1,258	33,015
Assa Abloy AB, B Shares	1,054	53,318
Atlas Copco AB, A Shares	3,298	96,871
Atlas Copco AB, B Shares	1,564	43,199
NCC AB, B Shares	1,088	38,179
Sandvik AB	6,597	94,120
Skanska AB, B Shares	3,910	90,730
SKF AB, B Shares	2,550	65,471
Trelleborg AB, B Shares	1,263	27,606
Volvo AB, A Shares	2,550	37,526
Volvo AB, B Shares	9,093	132,453

		712,488

Commercial & Professional Services 0.1%
Securitas AB, B Shares	3,842	44,432

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	2,176	54,761
Husqvarna AB, B Shares	4,182	32,838

		87,599

Food, Beverage & Tobacco 0.0%
Swedish Match AB	1,033	36,157

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	918	23,638

Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	4,386	122,262

Materials 0.1%
Boliden AB	3,073	42,785
SSAB AB, A Shares *	4,626	44,392
SSAB AB, B Shares *	2,550	21,397

		108,574

Retailing 0.2%
Hennes & Mauritz AB, B Shares	3,502	148,265

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	19,210	241,143

Telecommunication Services 0.2%
Tele2 AB	5,486	65,005
TeliaSonera AB	16,627	123,389

		188,394

		2,234,957

Switzerland 5.8%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	11,662	277,477
Geberit AG - Reg’d	136	45,108
Schindler Holding AG	146	22,587
Schindler Holding AG - Reg’d	34	5,203
Wolseley plc	2,119	118,181

		468,556

Commercial & Professional Services 0.3%
Adecco S.A. - Reg’d *	1,394	116,563
SGS S.A. - Reg’d	19	47,715
Tyco International Ltd.	4,318	188,438

		352,716

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg’d	986	104,065
The Swatch Group AG	68	40,201
The Swatch Group AG - Reg’d	102	11,211

		155,477

Diversified Financials 0.2%
Credit Suisse Group AG - Reg’d *	6,120	182,241
GAM Holding AG *	1,530	28,240
UBS AG - Reg’d *	1,258	25,302

		235,783

Energy 0.3%
Noble Corp. plc	1,530	48,134
Transocean Ltd. *	2,720	114,922
Weatherford International Ltd. *	4,760	103,244

		266,300

Food, Beverage & Tobacco 1.2%
Aryzta AG *	442	41,285
Lindt & Spruengli AG	3	14,893
Nestle S.A. - Reg’d	14,586	1,146,224

		1,202,402

Insurance 0.6%
Baloise Holding AG - Reg’d	272	32,709
Swiss Life Holding AG - Reg’d *	204	49,132
Swiss Re AG *	1,632	145,409
Zurich Insurance Group AG *	1,122	337,246

		564,496

Materials 0.7%
Clariant AG - Reg’d *	1,802	37,292
Givaudan S.A. - Reg’d *	34	55,833
Glencore plc *	47,600	258,169
Holcim Ltd. - Reg’d *	1,635	143,665
Sika AG	10	39,700

10

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Syngenta AG - Reg’d	306	117,923

		652,582

Media 0.0%
Informa plc	2,520	21,790

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Lonza Group AG - Reg’d *	340	36,607
Novartis AG - Reg’d	9,248	830,711
Roche Holding AG	2,006	591,287
Roche Holding AG, Bearer Shares	102	29,866

		1,488,471

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	7,990	80,135

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	2,142	127,363

Telecommunication Services 0.1%
Swisscom AG - Reg’d	136	81,163

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	306	41,795

		5,739,029

United Kingdom 17.0%

Automobiles & Components 0.1%
GKN plc	6,936	45,676

Banks 2.3%
Barclays plc	115,600	478,937
HSBC Holdings plc	120,802	1,274,932
Lloyds Banking Group plc *	183,532	239,690
Royal Bank of Scotland Group plc *	16,595	96,478
Standard Chartered plc	8,874	199,829

		2,289,866

Capital Goods 0.7%
BAE Systems plc	26,894	190,863
Balfour Beatty plc	9,226	36,537
Bunzl plc	1,666	46,723
Carillion plc	4,862	28,886
Cobham plc	5,950	31,827
Foster Wheeler AG	1,020	34,537
IMI plc	1,206	32,305
Meggitt plc	3,060	24,868
Rolls-Royce Holdings plc *	6,664	116,250
SIG plc	8,160	26,964
Smiths Group plc	1,972	43,695
The Weir Group plc	510	22,413
Travis Perkins plc	1,360	38,393
Vesuvius plc	3,910	30,051

		704,312

Commercial & Professional Services 0.2%
Aggreko plc	970	27,123
Capita plc	2,108	39,142
G4S plc	13,301	55,776
Hays plc	14,416	36,561
Serco Group plc	3,134	19,534

		178,136

Consumer Durables & Apparel 0.1%
Barratt Developments plc	6,261	37,513
Burberry Group plc	1,156	29,725
Persimmon plc *	1,530	34,338
Taylor Wimpey plc	16,186	29,403

		130,979

Consumer Services 0.5%
Carnival plc	1,583	64,390
Compass Group plc	9,860	164,642
InterContinental Hotels Group plc	816	32,233
Ladbrokes plc	5,712	14,621
Thomas Cook Group plc *	18,632	51,254
TUI Travel plc	7,650	52,648
Whitbread plc	714	50,133
William Hill plc	3,570	21,294

		451,215

Diversified Financials 0.1%
ICAP plc	3,706	24,840
Man Group plc	42,602	71,673

		96,513

Energy 2.9%
AMEC plc	2,380	48,224
BG Group plc	17,000	348,168
BP plc	285,600	2,409,629
Ensco plc, Class A	714	37,599
John Wood Group plc	2,210	29,174
Tullow Oil plc	1,396	19,740

		2,892,534

Food & Staples Retailing 0.8%
J Sainsbury plc	23,732	137,772
Tesco plc	96,220	489,914
William Morrison Supermarkets plc	44,438	150,343

		778,029

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	1,700	86,058
British American Tobacco plc	8,500	513,341
Diageo plc	7,310	235,297
Imperial Tobacco Group plc	5,245	236,835
SABMiller plc	2,584	143,508
Tate & Lyle plc	3,910	45,417
Unilever plc	5,338	239,959

		1,500,415

Health Care Equipment & Services 0.1%
Smith & Nephew plc	4,284	75,163

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	2,040	174,512

Insurance 0.8%
Amlin plc	3,502	27,608
Aviva plc	27,234	239,368
Friends Life Group Ltd.	11,730	61,643
Legal & General Group plc	17,680	68,267
Old Mutual plc	28,832	97,690
Prudential plc	5,950	138,276
RSA Insurance Group plc	7,440	59,877
Standard Life plc	8,194	54,977
Willis Group Holdings plc	714	29,945

		777,651

Materials 1.6%
Anglo American plc	19,822	484,596

 11

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Antofagasta plc	2,720	35,974
BHP Billiton plc	11,458	359,013
Johnson Matthey plc	1,768	95,254
Kazakhmys plc *	7,140	33,114
Mondi plc	2,754	49,474
Rexam plc	6,893	61,452
Rio Tinto plc	8,194	420,161
Vedanta Resources plc	2,040	37,640

		1,576,678

Media 0.3%
British Sky Broadcasting Group plc	4,153	61,475
ITV plc	6,800	20,770
Pearson plc	4,998	98,170
Reed Elsevier plc	2,788	44,473
WPP plc	4,832	104,311

		329,199

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	12,104	869,664
GlaxoSmithKline plc	32,708	878,354

		1,748,018

Real Estate 0.1%
British Land Co. plc	2,856	34,252
Land Securities Group plc	3,162	56,645

		90,897

Retailing 0.5%
Dixons Retail plc *	36,176	29,430
Home Retail Group plc	28,186	89,071
Inchcape plc	4,930	51,435
Kingfisher plc	20,094	132,123
Marks & Spencer Group plc	17,272	130,139
Next plc	782	87,096

		519,294

Software & Services 0.0%
The Sage Group plc	5,372	36,926

Telecommunication Services 1.3%
BT Group plc	56,406	375,612
Cable & Wireless Communications plc	53,482	47,545
Inmarsat plc	1,870	22,945
Vodafone Group plc	244,664	859,762

		1,305,864

Transportation 0.1%
Firstgroup plc *	24,650	57,927
International Consolidated Airlines Group S.A. *	4,556	30,079
National Express Group plc	5,984	27,823

		115,829

Utilities 1.0%
Centrica plc	40,634	228,737
Drax Group plc	3,400	35,872
National Grid plc	22,712	339,054
Pennon Group plc	2,244	29,510
Severn Trent plc	1,530	50,506
SSE plc	8,500	221,846
United Utilities Group plc	5,440	79,203

		984,728

		16,802,434

Total Common Stock
(Cost $93,362,432)		97,904,648

Other Investment Companies 0.1% of net assets

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE ETF	700	48,587

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	26,404	26,404

Total Other Investment Companies
(Cost $71,555)		74,991

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	374	36,112
Volkswagen AG	1,088	289,503

		325,615

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	646	74,689

Utilities 0.0%
RWE AG	816	25,337

		425,641

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)(b)	761,656	1,278

Total Preferred Stock
(Cost $409,578)		426,919

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $93,845,151 and the unrealized appreciation and depreciation were $6,200,789 and ($1,639,382), respectively, with a net unrealized appreciation of $4,561,407.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $1,278 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.

12

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs.

 13

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$97,904,648	$—	$—	$97,904,648
Other Investment Companies[1]	74,991	—	—	74,991
Preferred Stock[1]	425,641	—	—	425,641
United Kingdom[1]	—	—	1,278	1,278

Total	$98,405,280	$—	$1,278	$98,406,558

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Preferred Stock
United Kingdom	$—	$—	$—	$1,278	$—	$—	$—	$1,278

Total	$—	$—	$—	$1,278	$—	$—	$—	$1,278

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG79046MAY14

14

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	34,722,215	36,319,057
0.2%	Other Investment Companies	54,108	55,913
0.4%	Preferred Stock	143,470	152,315
0.0%	Rights	8,482	11,108

99.6%	Total Investments	34,928,275	36,538,393
0.4%	Other Assets and Liabilities, Net		150,403

100.0%	Net Assets		36,688,796

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 5.5%

Banks 0.2%
Bank of Queensland Ltd.	3,068	34,265
Bendigo & Adelaide Bank Ltd.	4,329	47,260

		81,525

Capital Goods 0.3%
Ausdrill Ltd.	13,382	12,143
Boart Longyear Ltd. *	114,309	20,214
Bradken Ltd.	5,151	17,115
Cardno Ltd.	2,340	14,047
GWA Group Ltd.	8,840	21,391
Monadelphous Group Ltd.	1,515	25,013

		109,923

Commercial & Professional Services 0.4%
ALS Ltd.	4,433	36,926
Programmed Maintenance Services Ltd.	6,396	17,322
Seek Ltd.	1,066	16,797
Skilled Group Ltd.	6,773	17,020
Transfield Services Ltd. *	39,338	42,287
Transpacific Industries Group Ltd. *	26,367	27,484

		157,836

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	2,457	12,142

Consumer Services 0.2%
Aristocrat Leisure Ltd.	4,264	21,073
Echo Entertainment Group Ltd.	10,985	29,035
Flight Centre Travel Group Ltd.	377	17,467

		67,575

Diversified Financials 0.3%
ASX Ltd.	1,235	41,356
Challenger Ltd.	4,628	30,582
IOOF Holdings Ltd.	1,638	12,943
Perpetual Ltd.	559	24,483

		109,364

Energy 0.1%
AWE Ltd. *	15,121	24,980
Beach Energy Ltd.	15,148	23,332

		48,312

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd.	82,836	52,425
GrainCorp Ltd.	2,496	20,466
Treasury Wine Estates Ltd.	10,933	52,912

		125,803

Health Care Equipment & Services 0.5%
Ansell Ltd.	1,755	31,443
Cochlear Ltd.	494	27,526
Primary Health Care Ltd.	7,098	29,529
Ramsay Health Care Ltd.	767	33,801
Sigma Pharmaceuticals Ltd.	82,927	54,798

		177,097

Insurance 0.1%
NIB Holdings Ltd.	8,372	24,466

Materials 0.6%
Adelaide Brighton Ltd.	7,839	24,587
Aquarius Platinum Ltd. *	47,645	20,176
DuluxGroup Ltd.	2,353	12,066
Fortescue Metals Group Ltd.	7,280	29,880
Iluka Resources Ltd.	4,810	38,947
Mount Gibson Iron Ltd.	15,938	10,903
Nufarm Ltd.	7,020	28,029
OZ Minerals Ltd.	15,080	61,052

		225,640

Media 0.1%
Seven West Media Ltd.	9,659	16,721
Southern Cross Media Group Ltd.	8,216	8,373
Ten Network Holdings Ltd. *	71,598	18,658

		43,752

Real Estate 0.8%
Australand Property Group	4,373	17,460
CFS Retail Property Trust Group	20,410	38,941
Charter Hall Retail REIT	3,250	12,099
Dexus Property Group	61,914	64,250
Goodman Group	9,672	45,819
GPT Group	14,287	51,858
Investa Office Fund	5,395	16,821
Westfield Retail Trust	11,583	34,389

		281,637

Retailing 0.7%
Automotive Holdings Group Ltd.	6,110	21,495
David Jones Ltd.	19,773	74,347
Harvey Norman Holdings Ltd.	10,946	32,600
JB Hi-Fi Ltd.	1,950	32,922
Myer Holdings Ltd.	19,786	39,592

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pacific Brands Ltd.	63,687	33,490
Premier Investments Ltd.	2,509	20,502

		254,948

Software & Services 0.2%
Computershare Ltd.	5,382	63,765

Transportation 0.3%
Aurizon Holdings Ltd.	13,091	60,188
Transurban Group	7,410	51,241

		111,429

Utilities 0.4%
APA Group	7,644	49,729
DUET Group	23,777	53,331
SP AusNet	24,700	31,724

		134,784

		2,029,998

Austria 0.7%

Banks 0.2%
Raiffeisen Bank International AG	1,599	53,610

Capital Goods 0.1%
Zumtobel AG	1,144	24,508

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	104	12,406

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	663	35,880

Materials 0.1%
Lenzing AG	260	16,231
RHI AG	520	16,934

		33,165

Real Estate 0.1%
IMMOFINANZ AG *	11,466	40,805

Transportation 0.1%
Oesterreichische Post AG	806	37,592

Utilities 0.0%
Verbund AG	611	11,885

		249,851

Belgium 1.2%

Capital Goods 0.1%
Cie d’Entreprises CFE	234	25,225

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	156	19,822
Gimv N.V.	312	16,157
Groupe Bruxelles Lambert S.A.	559	58,261
Sofina S.A.	130	15,343

		109,583

Materials 0.2%
Nyrstar N.V. *	10,010	33,151
Tessenderlo Chemie N.V.	1,482	44,641

		77,792

Media 0.1%
Telenet Group Holding N.V. *	793	47,558

Real Estate 0.1%
Befimmo S.A.	130	9,712
Cofinimmo	169	20,229

		29,941

Retailing 0.1%
D’Ieteren S.A. N.V.	1,027	43,457

Technology Hardware & Equipment 0.1%
Barco N.V.	299	22,987
EVS Broadcast Equipment S.A.	221	11,761

		34,748

Telecommunication Services 0.1%
Mobistar S.A. *	2,811	57,882

Utilities 0.1%
Elia System Operator S.A. N.V.	650	33,611

		459,797

Canada 8.9%

Automobiles & Components 0.2%
Linamar Corp.	767	42,558
Martinrea International, Inc.	2,210	23,854

		66,412

Banks 0.3%
Canadian Western Bank	520	17,910
Genworth MI Canada, Inc.	897	31,804
Home Capital Group, Inc.	468	21,016
Laurentian Bank of Canada	455	19,891

		90,621

Capital Goods 0.7%
Aecon Group, Inc.	1,326	20,576
Bird Construction, Inc.	988	12,720
CAE, Inc.	3,133	42,414
MacDonald, Dettwiler & Associates Ltd.	468	38,186
Russel Metals, Inc.	1,885	56,853
Toromont Industries Ltd.	1,521	37,106
Wajax Corp.	650	20,802
WSP Global, Inc.	494	17,502

		246,159

Commercial & Professional Services 0.4%
Newalta Corp.	1,001	18,410
Progressive Waste Solutions Ltd.	1,664	43,031
Ritchie Bros. Auctioneers, Inc.	975	22,241
Stantec, Inc.	390	24,104
Transcontinental, Inc., Class A	2,912	39,797

		147,583

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	975	36,994
Gildan Activewear, Inc.	767	41,697
Lululemon Athletica, Inc. *	221	9,863

		88,554

Consumer Services 0.0%
EnerCare, Inc.	1,339	13,959

Diversified Financials 0.3%
AGF Management Ltd., Class B	2,821	33,410
CI Financial Corp.	1,794	57,429
Dundee Corp., Class A *	1,144	17,036

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GMP Capital, Inc.	2,236	16,803

		124,678

Energy 2.5%
Advantage Oil & Gas Ltd. *	6,747	40,512
AltaGas Ltd.	1,079	47,886
Calfrac Well Services Ltd.	442	15,110
Enerflex Ltd.	1,807	27,175
Ensign Energy Services, Inc.	2,600	38,862
Freehold Royalties Ltd.	650	15,648
Gibson Energy, Inc.	1,560	45,025
Gran Tierra Energy, Inc. *	1,664	11,984
Keyera Corp.	702	47,472
Lightstream Resources Ltd.	8,580	60,685
Mullen Group Ltd.	1,573	42,155
NuVista Energy Ltd. *	1,560	16,004
Pacific Rubiales Energy Corp.	2,899	56,573
Parkland Fuel Corp.	1,719	33,878
Pason Systems, Inc.	520	14,151
Pembina Pipeline Corp.	1,690	66,629
Peyto Exploration & Development Corp.	832	29,484
Precision Drilling Corp.	5,525	71,591
Savanna Energy Services Corp.	1,703	12,861
ShawCor Ltd.	858	43,443
Trican Well Service Ltd.	2,691	41,188
Trinidad Drilling Ltd.	2,847	30,152
Veresen, Inc.	3,133	49,079
Vermilion Energy, Inc.	936	63,116

		920,663

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	923	9,078
The Jean Coutu Group PJC, Inc., A Shares	1,365	29,541
The North West Co., Inc.	1,118	24,505

		63,124

Food, Beverage & Tobacco 0.2%
Cott Corp.	2,600	18,293
Maple Leaf Foods, Inc.	2,626	45,248

		63,541

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	923	35,387

Materials 1.5%
Agnico Eagle Mines Ltd.	1,378	41,866
Canfor Corp. *	858	18,909
CCL Industries, Inc., Class B	273	26,461
Centerra Gold, Inc.	5,304	22,518
Chemtrade Logistics Income Fund	872	16,061
Dominion Diamond Corp. *	1,197	15,687
Eldorado Gold Corp.	3,835	21,968
Franco-Nevada Corp.	312	14,456
HudBay Minerals, Inc.	4,550	40,059
IAMGOLD Corp.	9,646	29,226
Lundin Mining Corp. *	9,100	47,685
Major Drilling Group International, Inc.	2,041	15,845
Methanex Corp.	1,079	61,808
New Gold, Inc. *	2,210	11,825
Pan American Silver Corp.	1,950	23,974
Sherritt International Corp.	15,821	67,460
Silver Wheaton Corp.	845	17,525
Thompson Creek Metals Co., Inc. *	7,579	21,149
West Fraser Timber Co., Ltd.	1,118	51,274

		565,756

Media 0.5%
Aimia, Inc.	2,457	43,807
Cineplex, Inc.	845	31,167
Cogeco Cable, Inc.	390	22,476
Corus Entertainment, Inc.	1,339	30,902
Quebecor, Inc., Class B	2,353	56,861

		185,213

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	235	13,899
Brookfield Office Properties, Inc.	1,750	34,908
Calloway Real Estate Investment Trust	520	12,858
Canadian Real Estate Investment Trust	273	11,424
First Capital Realty, Inc.	793	13,628
Granite Real Estate Investment Trust	598	21,919
H&R Real Estate Investment Trust	780	16,766
RioCan Real Estate Investment Trust	1,196	30,102

		155,504

Retailing 0.3%
Dollarama, Inc.	351	29,568
Reitmans (Canada) Ltd., Class A	4,381	25,781
Sears Canada, Inc.	3,328	42,295

		97,644

Software & Services 0.2%
DH Corp.	1,066	31,847
Open Text Corp.	559	26,044

		57,891

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	1,092	32,433

Transportation 0.1%
TransForce, Inc.	1,820	39,724
Westshore Terminals Investment Corp.	429	13,199

		52,923

Utilities 0.7%
Atco Ltd., Class I	1,274	60,693
Capital Power Corp.	1,924	45,892
Emera, Inc.	1,755	55,001
Just Energy Group, Inc.	4,384	24,467
Northland Power, Inc.	780	12,772
Superior Plus Corp.	4,251	52,577

		251,402

		3,259,447

Denmark 1.5%

Banks 0.2%
Jyske Bank A/S *	689	38,133
Sydbank A/S *	1,391	37,157

		75,290

Capital Goods 0.3%
NKT Holding A/S	598	41,012
Rockwool International A/S, B Shares	143	28,499
Solar A/S	403	33,489

		103,000

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Pandora A/S	377	27,861

Food, Beverage & Tobacco 0.1%
Royal UNIBREW *	104	16,733
Schouw & Co.	416	21,145

		37,878

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	507	43,754
GN Store Nord A/S	1,170	32,195
William Demant Holding A/S *	130	11,682

		87,631

Insurance 0.1%
Topdanmark A/S *	611	18,656
Tryg A/S	273	26,080

		44,736

Materials 0.2%
Chr Hansen Holding A/S	416	17,684
Novozymes A/S, B Shares	1,118	54,700

		72,384

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	1,287	34,685

Software & Services 0.1%
SimCorp A/S	533	18,029

Transportation 0.1%
D/S Norden A/S	1,222	48,819

		550,313

Finland 1.9%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	1,430	60,647

Capital Goods 0.5%
Cargotec Oyj, B Shares	741	30,839
Cramo Oyj	754	16,709
Konecranes Oyj	1,014	32,571
Outotec Oyj	2,340	26,295
Ramirent Oyj	1,560	17,115
Uponor Oyj	1,261	23,831
YIT Oyj	4,225	46,122

		193,482

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	1,937	39,435

Materials 0.8%
Huhtamaki Oyj	2,132	57,894
Kemira Oyj	2,860	44,646
Metsa Board Oyj	5,746	27,050
Outokumpu Oyj *	107,640	37,939
Rautaruukki Oyj *	6,825	99,091
Tikkurila Oyj	520	14,163

		280,783

Media 0.1%
Sanoma Oyj	5,811	42,819

Real Estate 0.0%
Sponda Oyj	2,405	12,438

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,365	22,389

Software & Services 0.1%
Tieto Oyj	2,145	59,622

		711,615

France 4.9%

Automobiles & Components 0.2%
Faurecia	1,534	63,153
Plastic Omnium S.A.	702	23,866

		87,019

Banks 0.1%
Natixis	6,032	41,155

Capital Goods 0.3%
Areva S.A. *	1,118	24,989
Mersen	780	23,416
Saft Groupe S.A.	611	20,910
Zodiac Aerospace	1,599	56,904

		126,219

Commercial & Professional Services 0.6%
Bureau Veritas S.A.	1,430	43,163
Derichebourg S.A.	5,226	17,250
Edenred	1,586	49,765
Societe BIC S.A.	403	52,715
Teleperformance	1,105	69,217

		232,110

Consumer Durables & Apparel 0.3%
Nexity S.A.	1,131	47,619
SEB S.A.	494	44,598

		92,217

Consumer Services 0.1%
Club Mediterranee S.A. *	910	24,525

Diversified Financials 0.2%
Eurazeo S.A.	721	62,277

Energy 0.1%
Bourbon S.A.	975	30,533
Etablissements Maurel et Prom	1,144	19,685

		50,218

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	208	19,300
Vilmorin & Cie S.A.	91	12,061

		31,361

Health Care Equipment & Services 0.1%
BioMerieux	195	22,075
Orpea	260	18,569

		40,644

Insurance 0.1%
Euler Hermes S.A.	221	26,429

Materials 0.3%
Eramet *	481	61,723
Imerys S.A.	637	53,431

		115,154

Media 0.6%
Havas S.A.	2,990	25,782
IPSOS	468	18,606
JCDecaux S.A.	741	29,555
Metropole Television S.A.	2,080	42,219

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Societe Television Francaise 1	3,120	55,708
Technicolor S.A. *	7,436	54,945

		226,815

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	390	19,156

Real Estate 0.6%
Fonciere Des Regions	559	56,004
Gecina S.A.	189	27,002
ICADE	612	61,330
Klepierre	988	48,015
Mercialys S.A.	676	15,114

		207,465

Software & Services 0.4%
Alten S.A.	455	23,388
Altran Technologies S.A. *	2,340	25,704
Dassault Systemes S.A.	286	36,310
UBISOFT Entertainment *	2,704	54,073

		139,475

Technology Hardware & Equipment 0.2%
Ingenico	247	22,342
Neopost S.A.	780	62,467

		84,809

Telecommunication Services 0.1%
Iliad S.A.	117	37,439

Transportation 0.4%
Aeroports de Paris	455	59,293
Bollore S.A.	65	41,714
Groupe Eurotunnel S.A. - Reg’d	3,783	50,072

		151,079

		1,795,566

Germany 3.4%

Automobiles & Components 0.2%
ElringKlinger AG	338	13,634
Grammer AG	312	18,245
Leoni AG	689	55,216

		87,095

Banks 0.1%
Aareal Bank AG	559	26,472

Capital Goods 0.7%
Bauer AG	546	13,720
BayWa AG	585	32,713
Deutz AG	2,236	18,886
DMG MORI SEIKI AG	897	28,586
Duerr AG	187	16,017
Heidelberger Druckmaschinen AG *	11,794	40,057
Indus Holding AG	689	33,635
Krones AG	234	22,830
Nordex SE *	1,005	21,997
Pfeiffer Vacuum Technology AG	143	15,601
SGL Carbon SE *	507	17,303
Vossloh AG	130	12,691

		274,036

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	286	15,234
Hugo Boss AG	156	22,191
Puma SE	65	18,981

		56,406

Food, Beverage & Tobacco 0.1%
Suedzucker AG	1,703	34,625

Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	39	3,553
Rhoen Klinikum AG	1,924	63,522

		67,075

Insurance 0.0%
Talanx AG *	403	14,609

Materials 0.4%
Fuchs Petrolub SE	169	15,328
Symrise AG	1,170	63,486
Wacker Chemie AG	468	55,361

		134,175

Media 0.2%
Axel Springer SE	676	43,585
ProSiebenSat.1 Media AG - Reg’d	936	42,640

		86,225

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	442	29,777
Stada Arzneimittel AG	897	42,167

		71,944

Real Estate 0.1%
Deutsche Euroshop AG	273	13,597
GAGFAH S.A. *	1,066	17,790
GSW Immobilien AG	260	13,017

		44,404

Retailing 0.1%
Fielmann AG	143	20,508

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	1,430	20,937
Kontron AG	2,106	14,386
SMA Solar Technology AG *	351	14,065

		49,388

Software & Services 0.3%
Bechtle AG	377	33,335
Software AG	1,079	41,587
United Internet AG - Reg’d	754	34,884

		109,806

Technology Hardware & Equipment 0.2%
Jenoptik AG	767	13,193
Wincor Nixdorf AG	767	49,939

		63,132

Telecommunication Services 0.1%
Telefonica Deutschland Holding AG *	5,720	44,459

Transportation 0.2%
Fraport AG Frankfurt Airport	533	40,933
Hamburger Hafen und Logistik AG	715	18,049

		58,982

		1,243,341

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 2.9%

Automobiles & Components 0.1%
Xinyi Glass Holdings Ltd.	26,000	18,244

Banks 0.2%
Bank of East Asia Ltd.	13,000	52,902
Wing Hang Bank Ltd.	1,200	19,162

		72,064

Capital Goods 0.2%
Johnson Electric Holdings Ltd.	26,000	22,603
NWS Holdings Ltd.	13,000	22,636
Singamas Container Holdings Ltd.	52,000	10,933

		56,172

Consumer Durables & Apparel 0.1%
Techtronic Industries Co.	13,000	40,997

Consumer Services 0.3%
Cafe de Coral Holdings Ltd.	2,600	8,149
Galaxy Entertainment Group Ltd.	1,300	10,388
Sands China Ltd.	5,200	37,895
SJM Holdings Ltd.	13,000	37,308
Wynn Macau Ltd.	5,200	21,631

		115,371

Diversified Financials 0.1%
First Pacific Co., Ltd.	26,000	29,411
Guoco Group Ltd.	200	2,458

		31,869

Food & Staples Retailing 0.0%
Dairy Farm International Holdings Ltd.	900	9,441

Media 0.0%
Television Broadcasts Ltd.	2,600	16,382

Real Estate 1.2%
Great Eagle Holdings Ltd.	3,000	10,699
Hang Lung Group Ltd.	13,000	73,191
Hang Lung Properties Ltd.	13,000	41,249
Henderson Land Development Co., Ltd.	4,000	26,055
Hongkong Land Holdings Ltd.	13,000	91,260
Hysan Development Co., Ltd.	1,000	4,895
Kerry Properties Ltd.	8,000	26,313
New World Development Co., Ltd.	39,000	44,770
Sino Land Co., Ltd.	26,000	40,310
Swire Properties Ltd.	5,200	16,231
Wheelock & Co., Ltd.	13,000	52,567

		427,540

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	13,000	31,892
Luk Fook Holdings International Ltd.	1,600	4,045

		35,937

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	2,600	34,978

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	9,658

Transportation 0.5%
Cathay Pacific Airways Ltd.	26,000	47,352
MTR Corp., Ltd.	13,000	49,214
Orient Overseas International Ltd.	8,000	40,965
Pacific Basin Shipping Ltd.	66,000	41,117

		178,648

		1,047,301

Ireland 0.7%

Capital Goods 0.2%
Grafton Group plc	5,005	47,936
Kingspan Group plc	2,093	37,485

		85,421

Consumer Services 0.1%
Paddy Power plc	260	18,548

Food, Beverage & Tobacco 0.1%
C&C Group plc	5,616	34,485
Glanbia plc	1,274	19,870

		54,355

Health Care Equipment & Services 0.1%
UDG Healthcare plc	6,188	35,705

Insurance 0.1%
FBD Holdings plc	793	18,396

Materials 0.1%
James Hardie Industries plc CDI	2,184	29,128

Transportation 0.0%
Aer Lingus Group plc	4,267	8,268

		249,821

Israel 1.2%

Banks 0.3%
Bank Hapoalim B.M.	9,334	54,423
Israel Discount Bank Ltd., A Shares *	12,246	21,509
Mizrahi Tefahot Bank Ltd.	1,365	18,516

		94,448

Capital Goods 0.2%
Discount Investment Corp. *	4,589	39,957
Elbit Systems Ltd.	416	26,005

		65,962

Energy 0.2%
Delek Group Ltd.	78	33,060
Oil Refineries Ltd. *	54,184	16,023
Paz Oil Co., Ltd.	156	25,513

		74,596

Food & Staples Retailing 0.0%
Shufersal Ltd.	3,770	13,808

Materials 0.1%
The Israel Corp., Ltd. *	91	52,981

Software & Services 0.2%
Check Point Software Technologies Ltd. *	858	55,324
NICE Systems Ltd.	377	14,654

		69,978

Telecommunication Services 0.2%
Cellcom Israel Ltd.	3,861	50,583

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Partner Communications Co., Ltd. *	4,329	36,696

		87,279

		459,052

Italy 2.7%

Automobiles & Components 0.1%
Piaggio & C S.p.A. *	5,525	20,718

Banks 0.3%
Banca Carige S.p.A. *	49,781	29,868
Banca Popolare di Sondrio Scarl	6,864	45,408
Credito Valtellinese Scarl *	21,164	30,612

		105,888

Capital Goods 0.2%
Astaldi S.p.A.	1,430	15,474
C.I.R. S.p.A - Compagnie Industriali Riunite *	19,344	27,610
Danieli & C Officine Meccaniche S.p.A.	572	15,043
Salini Impregilo S.p.A *	3,796	22,273

		80,400

Consumer Durables & Apparel 0.4%
De’Longhi S.p.A.	767	17,070
Geox S.p.A. *	3,848	15,521
Indesit Co. S.p.A. *	1,365	20,042
Luxottica Group S.p.A.	1,079	61,691
Prada S.p.A.	1,600	11,970
Safilo Group S.p.A. *	598	13,970
Tod’s S.p.A.	104	14,170

		154,434

Consumer Services 0.2%
Autogrill S.p.A. *	3,068	29,410
Gtech S.p.A.	1,170	32,234

		61,644

Diversified Financials 0.1%
Azimut Holding S.p.A.	780	21,372

Energy 0.2%
ERG S.p.A.	3,055	45,648
Saras S.p.A. *	28,639	42,401

		88,049

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	2,730	23,376
Parmalat S.p.A.	8,125	27,762

		51,138

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	4,485	13,366

Insurance 0.2%
Mediolanum S.p.A.	1,186	10,188
Societa Cattolica di Assicurazioni Scarl	702	16,735
Unipol Gruppo Finanziario S.p.A.	5,669	34,176
UnipolSai S.p.A	5,423	18,677
UnipolSai S.p.A. RSP	1,016	3,416

		83,192

Materials 0.1%
Buzzi Unicem S.p.A.	2,860	49,797

Media 0.0%
RCS MediaGroup S.p.A. *	6,697	13,890

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	1,313	22,127

Real Estate 0.1%
Beni Stabili S.p.A.	20,488	18,116

Transportation 0.2%
Ansaldo STS S.p.A.	1,482	15,915
ASTM S.p.A.	1,547	24,614
Societa Iniziative Autostradali e Servizi S.p.A.	1,742	22,273

		62,802

Utilities 0.4%
ACEA S.p.A.	2,002	28,466
Enel Green Power S.p.A.	14,664	41,180
Hera S.p.A.	16,497	47,273
Iren S.p.A.	18,993	30,089

		147,008

		993,941

Japan 36.4%

Automobiles & Components 3.0%
Aisan Industry Co., Ltd.	1,600	12,659
Akebono Brake Industry Co., Ltd.	2,600	12,240
Calsonic Kansei Corp.	13,000	81,134
Exedy Corp.	1,300	35,035
FCC Co., Ltd.	1,300	21,887
Futaba Industrial Co., Ltd.	5,200	23,356
Imasen Electric Industrial	500	6,674
Keihin Corp.	2,600	38,944
Koito Manufacturing Co., Ltd.	2,000	47,491
KYB Co., Ltd.	3,000	12,797
Mitsuba Corp.	300	4,390
Mitsubishi Motors Corp.	3,900	39,711
Musashi Seimitsu Industry Co., Ltd.	1,300	29,387
NGK Spark Plug Co., Ltd.	2,500	68,849
Nifco, Inc.	1,300	38,114
Nippon Seiki Co., Ltd.	1,000	17,357
Nissan Shatai Co., Ltd.	3,300	54,360
Nissin Kogyo Co., Ltd.	1,300	23,855
NOK Corp.	2,600	47,812
Press Kogyo Co., Ltd.	1,000	3,666
Riken Corp.	1,000	3,912
Sanden Corp.	1,000	4,757
Showa Corp.	1,400	15,246
Sumitomo Rubber Industries Ltd.	5,200	77,122
T RAD Co., Ltd.	1,000	2,438
Tachi-S Co., Ltd.	1,300	20,673
Takata Corp.	1,300	28,978
The Yokohama Rubber Co., Ltd.	3,500	30,960
Tokai Rika Co., Ltd.	2,600	45,997
Tokai Rubber Industries Ltd.	1,400	13,485
Toyo Tire & Rubber Co., Ltd.	6,000	52,484
Toyoda Gosei Co., Ltd.	2,600	51,619
Toyota Boshoku Corp.	3,900	43,391
TS Tech Co., Ltd.	500	13,396
Unipres Corp.	2,600	56,270
Yorozu Corp.	1,300	25,120

		1,105,566

Banks 1.6%
Aozora Bank Ltd.	2,000	6,133

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fukuoka Financial Group, Inc.	13,000	56,347
Hokuhoku Financial Group, Inc.	26,000	51,364
Seven Bank Ltd.	7,800	28,978
Shinsei Bank Ltd.	17,000	35,422
Suruga Bank Ltd.	1,000	17,220
The 77 Bank Ltd.	1,000	4,796
The Awa Bank Ltd.	1,000	5,425
The Bank of Kyoto Ltd.	1,000	8,295
The Chugoku Bank Ltd.	1,700	24,110
The Daishi Bank Ltd.	5,000	17,495
The Gunma Bank Ltd.	2,000	10,477
The Hachijuni Bank Ltd.	4,000	21,937
The Hiroshima Bank Ltd.	13,000	58,391
The Hyakugo Bank Ltd.	1,000	3,892
The Iyo Bank Ltd.	2,600	24,404
The Joyo Bank Ltd.	3,000	14,743
The Juroku Bank Ltd.	1,000	3,460
The Kagoshima Bank Ltd.	1,000	6,290
The Keiyo Bank Ltd.	1,000	4,600
The Kiyo Bank Ltd.	400	4,843
The Musashino Bank Ltd.	1,300	42,611
The Nishi-Nippon City Bank Ltd.	13,000	27,854
The Ogaki Kyoritsu Bank Ltd.	13,000	34,881
The San-In Godo Bank Ltd.	1,000	6,949
The Shiga Bank Ltd.	1,000	5,514
The Shizuoka Bank Ltd.	3,000	28,159
Yamaguchi Financial Group, Inc.	2,000	19,048

		573,638

Capital Goods 6.7%
Aica Kogyo Co., Ltd.	1,300	28,263
Amada Co., Ltd.	6,000	56,730
Asahi Diamond Industrial Co., Ltd.	1,300	21,005
Central Glass Co., Ltd.	13,000	43,825
Chiyoda Corp.	1,000	11,824
CKD Corp.	1,400	12,026
COMSYS Holdings Corp.	3,900	70,376
Daifuku Co., Ltd.	1,500	19,564
Daihen Corp.	1,000	3,813
DMG Mori Seiki Co., Ltd.	1,600	19,500
Ebara Corp.	13,000	78,707
Fuji Electric Co., Ltd.	13,000	57,113
Fuji Machine Manufacturing Co., Ltd.	1,400	11,283
Fujitec Co., Ltd.	1,400	15,617
Furukawa Co., Ltd.	4,000	7,588
Futaba Corp.	1,300	19,229
Glory Ltd.	1,300	38,459
GS Yuasa Corp.	13,000	74,235
Hino Motors Ltd.	3,900	49,102
Hitachi Construction Machinery Co., Ltd.	2,600	48,093
Hitachi Koki Co., Ltd.	1,300	10,260
Hitachi Zosen Corp.	2,700	13,083
Hoshizaki Electric Co., Ltd.	1,300	59,669
Inaba Denki Sangyo Co., Ltd.	1,300	40,695
Inabata & Co., Ltd.	2,700	23,804
Iseki & Co., Ltd.	1,000	2,526
Iwatani Corp.	13,000	74,746
Kamei Corp.	2,700	20,407
Kandenko Co., Ltd.	4,000	21,898
Kanematsu Corp.	26,000	42,164
Keihan Electric Railway Co., Ltd.	13,000	53,280
Kinden Corp.	4,000	34,360
Kitz Corp.	2,600	13,314
Komori Corp.	1,500	19,313
Kurita Water Industries Ltd.	2,600	56,423
Kuroda Electric Co., Ltd.	2,600	37,053
Kyowa Exeo Corp.	3,900	53,664
Mabuchi Motor Co., Ltd.	300	22,232
Maeda Corp.	2,800	20,832
Maeda Road Construction Co., Ltd.	1,000	16,099
Makino Milling Machine Co., Ltd.	1,000	7,951
Meidensha Corp.	1,000	3,990
Minebea Co., Ltd.	13,000	135,053
Mirait Holdings Corp.	2,700	25,343
MISUMI Group, Inc.	1,300	34,498
Miura Co., Ltd.	1,300	41,078
Nabtesco Corp.	1,300	28,212
Nachi-Fujikoshi Corp.	1,000	6,379
NGK Insulators Ltd.	3,500	72,583
Nichias Corp.	600	4,081
Nippo Corp.	1,500	23,574
Nippon Densetsu Kogyo Co., Ltd.	1,000	14,684
Nishimatsu Construction Co., Ltd.	13,000	50,980
Nisshinbo Holdings, Inc.	4,000	37,545
Nitta Corp.	100	2,165
Nitto Boseki Co., Ltd.	1,000	3,735
Nitto Kogyo Corp.	100	1,937
Noritake Co., Ltd.	1,000	2,487
Noritz Corp.	1,300	25,810
NTN Corp.	13,000	51,491
Oiles Corp.	100	2,244
OKUMA Corp.	1,400	12,907
Okumura Corp.	3,000	12,708
OSG Corp.	1,300	22,194
Penta-Ocean Construction Co., Ltd.	7,000	20,502
Ryobi Ltd.	3,000	9,140
Sanki Engineering Co., Ltd.	1,000	6,467
Sankyo Tateyama, Inc.	1,300	24,570
Sanwa Holdings Corp.	4,000	27,245
Shinmaywa Industries Ltd.	2,400	20,380
Sintokogio Ltd.	1,300	9,033
Star Micronics Co., Ltd.	1,300	17,134
Tadano Ltd.	300	4,538
Taikisha Ltd.	1,300	28,863
Takara Standard Co., Ltd.	2,400	19,059
Takasago Thermal Engineering Co., Ltd.	1,400	14,627
The Japan Steel Works Ltd.	4,000	15,726
The Nippon Road Co., Ltd.	2,000	10,615
THK Co., Ltd.	2,600	57,267
Toa Corp.	4,000	6,723
Toda Corp.	4,000	12,698
TOKAI Holdings Corp.	6,500	23,638
Toshiba Machine Co., Ltd.	1,000	4,246
Toshiba Plant Systems & Services Corp.	1,400	21,011
Totetsu Kogyo Co., Ltd.	400	8,370
TOTO Ltd.	3,000	37,948
Toyo Engineering Corp.	4,000	19,500
Trusco Nakayama Corp.	1,300	29,081
Tsubakimoto Chain Co.	2,600	20,085
Ushio, Inc.	2,600	31,457
Yamazen Corp.	1,600	10,866
Yuasa Trading Co., Ltd.	3,000	5,927

		2,462,519

Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	1,300	31,214

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Duskin Co., Ltd.	1,400	25,882
Kokuyo Co., Ltd.	3,900	30,128
Kyodo Printing Co., Ltd.	1,000	2,831
Matsuda Sangyo Co., Ltd.	1,300	15,588
Meitec Corp.	100	3,042
Moshi Moshi Hotline, Inc.	1,300	12,815
Nissha Printing Co., Ltd.	1,300	19,868
Okamura Corp.	1,000	8,639
Park24 Co., Ltd.	1,300	24,596
Sato Holdings Corp.	100	2,187
Sohgo Security Services Co., Ltd.	2,600	63,502
Temp Holdings Co., Ltd.	1,300	39,865
Toppan Forms Co., Ltd.	2,600	24,711

		304,868

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	1,400	17,117
Asics Corp.	2,600	56,014
Casio Computer Co., Ltd.	6,500	86,564
Foster Electric Co., Ltd.	500	5,455
Funai Electric Co., Ltd.	1,700	16,341
Gunze Ltd.	13,000	36,159
Haseko Corp.	5,200	37,616
JVC Kenwood Corp. *	12,000	22,527
Kurabo Industries Ltd.	13,000	22,104
Onward Holdings Co., Ltd.	3,000	20,463
PanaHome Corp.	1,400	10,265
Pioneer Corp. *	15,600	32,965
Rinnai Corp.	300	26,301
Sangetsu Co., Ltd.	1,300	33,936
Sankyo Co., Ltd.	1,300	48,361
Sanyo Shokai Ltd.	1,000	2,280
Sumitomo Forestry Co., Ltd.	5,200	56,015
Tamron Co., Ltd.	1,300	29,745
Token Corp.	260	11,423
Tomy Co., Ltd.	2,600	13,109
TSI Holdings Co., Ltd.	5,200	33,731
Unitika Ltd. *	14,000	5,917
Wacoal Holdings Corp.	3,000	30,488

		654,896

Consumer Services 0.7%
Accordia Golf Co., Ltd.	1,400	17,929
Doutor Nichires Holdings Co., Ltd.	1,300	22,168
HIS Co., Ltd.	800	23,667
McDonald’s Holdings Co. Japan Ltd.	1,300	36,772
MOS Food Services, Inc.	1,300	27,087
Plenus Co., Ltd.	1,300	28,761
Resorttrust, Inc.	1,300	23,970
Round One Corp.	1,800	12,030
Royal Holdings Co., Ltd.	1,300	20,252
Saizeriya Co., Ltd.	1,300	16,010
Tokyo Dome Corp.	1,000	4,924
Yoshinoya Holdings Co., Ltd.	1,400	17,984
Zensho Holdings Co., Ltd.	1,300	12,381

		263,935

Diversified Financials 0.7%
Acom Co., Ltd. *	7,800	29,745
AEON Financial Service Co., Ltd.	1,300	32,671
Aiful Corp. *	6,650	28,301
Century Tokyo Leasing Corp.	100	3,101
Daiwa Securities Group, Inc.	3,000	24,208
Hitachi Capital Corp.	1,300	31,419
Jaccs Co., Ltd.	1,000	4,442
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,200	28,058
Orient Corp. *	11,700	25,184
SBI Holdings, Inc.	2,700	30,756

		237,885

Energy 0.2%
Japan Petroleum Exploration Co.	1,300	53,983
Shinko Plantech Co., Ltd.	1,300	10,068

		64,051

Food & Staples Retailing 1.3%
Ain Pharmaciez, Inc.	1,300	59,222
Arcs Co., Ltd.	1,300	26,295
Cawachi Ltd.	1,300	23,931
Cocokara fine, Inc.	400	11,358
Cosmos Pharmaceutical Corp.	100	10,290
FamilyMart Co., Ltd.	1,300	55,708
Heiwado Co., Ltd.	1,400	20,447
Kato Sangyo Co., Ltd.	1,300	27,509
Matsumotokiyoshi Holdings Co., Ltd.	1,300	44,464
Mitsubishi Shokuhin Co., Ltd.	100	2,384
San-A Co., Ltd.	200	5,620
Sugi Holdings Co., Ltd.	1,300	61,266
Sundrug Co., Ltd.	300	13,460
Tsuruha Holdings, Inc.	800	42,931
Valor Co., Ltd.	2,600	41,117
Welcia Holdings Co., Ltd.	100	6,025
Yokohama Reito Co., Ltd.	3,900	30,090

		482,117

Food, Beverage & Tobacco 2.6%
Calbee, Inc.	1,300	36,619
Coca-Cola East Japan Co., Ltd.	2,600	61,483
Dydo Drinco, Inc.	100	4,074
Ezaki Glico Co., Ltd.	1,000	12,826
Fuji Oil Co., Ltd.	2,600	32,530
Hokuto Corp.	1,300	24,941
House Foods Group, Inc.	2,600	47,224
Ito En Ltd.	1,300	29,694
Itoham Foods, Inc.	13,000	56,858
J-Oil Mills, Inc.	1,000	3,008
Kagome Co., Ltd.	2,600	44,413
Kewpie Corp.	2,800	42,105
Kikkoman Corp.	2,500	50,248
Marudai Food Co., Ltd.	3,000	9,406
Maruha Nichiro Corp.	900	14,206
Megmilk Snow Brand Co., Ltd.	2,600	33,527
Mitsui Sugar Co., Ltd.	1,000	3,774
Morinaga & Co., Ltd.	13,000	27,471
Morinaga Milk Industry Co., Ltd.	13,000	49,830
Nichirei Corp.	13,000	64,013
Nippon Flour Mills Co., Ltd.	3,000	15,863
Nippon Suisan Kaisha Ltd. *	13,000	41,014
Nissin Foods Holdings Co., Ltd.	1,300	63,246
Prima Meat Packers Ltd.	5,000	11,499
Sapporo Holdings Ltd.	13,000	54,558
Takara Holdings, Inc.	2,500	17,790
The Nisshin Oillio Group Ltd.	6,000	20,758
Warabeya Nichiyo Co., Ltd.	1,300	25,222

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yakult Honsha Co., Ltd.	1,300	65,163

		963,363

Health Care Equipment & Services 0.6%
Miraca Holdings, Inc.	1,300	61,138
Nichii Gakkan Co.	2,600	22,411
Nihon Kohden Corp.	500	22,630
Nipro Corp.	3,900	34,345
Ship Healthcare Holdings, Inc.	100	3,538
Sysmex Corp.	600	21,053
Toho Holdings Co., Ltd.	2,600	50,137

		215,252

Household & Personal Products 0.6%
Fancl Corp.	2,800	33,326
Kobayashi Pharmaceutical Co., Ltd.	500	32,139
Kose Corp.	1,300	45,806
Lion Corp.	3,000	17,219
Mandom Corp.	100	3,406
Pigeon Corp.	100	4,654
Pola Orbis Holdings, Inc.	100	3,902
Unicharm Corp.	1,300	78,758

		219,210

Insurance 0.1%
Sony Financial Holdings, Inc.	1,300	21,427

Materials 4.2%
ADEKA Corp.	2,800	32,363
Aichi Steel Corp.	1,000	3,558
Air Water, Inc.	1,500	23,176
Asahi Holdings, Inc.	1,300	21,785
Chugoku Marine Paints Ltd.	1,000	6,919
Daicel Corp.	7,000	63,777
Daido Steel Co., Ltd.	4,000	19,657
Daio Paper Corp.	3,000	35,589
Dowa Holdings Co., Ltd.	4,000	35,343
Earth Chemical Co., Ltd.	1,300	48,042
FP Corp.	200	6,310
Fuji Seal International, Inc.	1,300	39,098
Godo Steel Ltd.	13,000	17,760
Hitachi Chemical Co., Ltd.	3,900	60,525
Hitachi Metals Ltd.	3,000	42,459
Hokuetsu Kishu Paper Co., Ltd.	6,500	31,687
Ishihara Sangyo Kaisha Ltd. *	13,000	10,222
Kansai Paint Co., Ltd.	2,000	31,451
Kureha Corp.	4,000	19,382
Kyoei Steel Ltd.	1,300	21,644
Lintec Corp.	1,300	23,982
Maruichi Steel Tube Ltd.	1,300	31,943
Mitsubishi Gas Chemical Co., Inc.	13,000	76,023
Mitsubishi Paper Mills Ltd. *	13,000	11,116
Mitsubishi Steel Manufacturing Co., Ltd.	1,000	1,975
Nihon Parkerizing Co., Ltd.	1,300	28,646
Nippon Denko Co., Ltd.	1,000	2,722
Nippon Kayaku Co., Ltd.	2,000	25,318
Nippon Paint Co., Ltd.	1,600	25,523
Nippon Shokubai Co., Ltd.	3,000	37,800
Nippon Soda Co., Ltd.	500	2,555
Nissan Chemical Industries Ltd.	2,600	39,277
Nittetsu Mining Co., Ltd.	1,000	3,961
NOF Corp.	3,000	23,176
Pacific Metals Co., Ltd. *	6,000	28,365
Rengo Co., Ltd.	13,000	61,585
Sanyo Chemical Industries Ltd.	1,000	6,526
Sanyo Special Steel Co., Ltd.	1,000	4,030
Sumitomo Bakelite Co., Ltd.	13,000	48,042
Sumitomo Osaka Cement Co., Ltd.	13,000	46,892
Taiyo Nippon Sanso Corp.	7,000	61,300
Toagosei Co., Ltd.	13,000	56,858
Toho Zinc Co., Ltd.	1,000	3,283
Tokai Carbon Co., Ltd.	13,000	36,670
Tokuyama Corp.	14,000	40,592
Tokyo Ohka Kogyo Co., Ltd.	1,300	28,557
Tokyo Steel Manufacturing Co., Ltd.	7,900	36,493
Topy Industries Ltd.	13,000	23,765
Toyo Ink SC Holdings Co., Ltd.	4,000	17,534
Toyo Kohan Co., Ltd.	500	2,703
Toyobo Co., Ltd.	26,000	42,420
UACJ Corp.	2,000	6,998
Yamato Kogyo Co., Ltd.	1,300	36,772
Yodogawa Steel Works Ltd.	5,000	19,903
Zeon Corp.	3,000	27,628

		1,541,680

Media 0.5%
Asatsu-DK, Inc.	1,300	31,214
Avex Group Holdings, Inc.	100	1,706
CyberAgent, Inc.	400	15,962
Daiichikosho Co., Ltd.	1,300	38,331
Kadokawa Corp.	300	9,391
SKY Perfect JSAT Holdings, Inc.	4,000	20,797
Toho Co., Ltd.	2,600	55,810
Tokyo Broadcasting System Holdings, Inc.	1,300	14,643
TV Asahi Holdings Corp.	400	6,994
Zenrin Co., Ltd.	300	3,190

		198,038

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Chugai Pharmaceutical Co., Ltd.	2,600	69,558
Dainippon Sumitomo Pharma Co., Ltd.	1,400	15,329
Hisamitsu Pharmaceutical Co., Inc.	1,300	52,769
Kaken Pharmaceutical Co., Ltd.	500	9,976
Kissei Pharmaceutical Co., Ltd.	1,300	29,860
KYORIN Holdings, Inc.	1,300	25,094
Kyowa Hakko Kirin Co., Ltd.	3,600	43,627
Mitsubishi Tanabe Pharma Corp.	3,900	56,730
Mochida Pharmaceutical Co., Ltd.	200	13,485
Nippon Shinyaku Co., Ltd.	500	9,740
Rohto Pharmaceutical Co., Ltd.	1,400	21,479
Santen Pharmaceutical Co., Ltd.	1,300	70,018
Sawai Pharmaceutical Co., Ltd.	200	12,423
Tsumura & Co.	1,300	29,247

		459,335

Real Estate 1.2%
Advance Residence Investment Corp.	13	32,096
Aeon Mall Co., Ltd.	1,300	32,684
Daikyo, Inc.	3,000	6,398
Japan Excellent, Inc.	5	6,806
Japan Prime Realty Investment Corp.	13	46,700
Japan Real Estate Investment Corp.	5	29,240
Japan Retail Fund Investment Corp.	13	28,608
Kenedix Office Investment Corp.	1	5,229
Leopalace21 Corp. *	5,700	25,882
Nippon Building Fund, Inc.	13	76,151

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nomura Real Estate Holdings, Inc.	1,300	25,005
Nomura Real Estate Office Fund, Inc.	1	4,663
NTT Urban Development Corp.	1,600	16,040
Orix JREIT, Inc.	13	17,364
Tokyo Tatemono Co., Ltd.	2,000	18,222
Tokyu Fudosan Holdings Corp.	6,500	51,172
United Urban Investment Corp.	13	20,814

		443,074

Retailing 2.3%
ABC-Mart, Inc.	100	5,111
Adastria Holdings Co., Ltd.	60	1,371
Alpen Co., Ltd.	100	1,726
Aoyama Trading Co., Ltd.	1,400	37,785
Arcland Sakamoto Co., Ltd.	300	6,109
Autobacs Seven Co., Ltd.	2,600	42,496
Bic Camera, Inc.	3,900	28,710
Canon Marketing Japan, Inc.	3,900	66,390
Chiyoda Co., Ltd.	1,300	29,847
DCM Holdings Co., Ltd.	6,500	44,272
Don Quijote Holdings Co., Ltd.	1,300	76,662
Doshisha Co., Ltd.	1,300	19,894
Geo Holdings Corp.	2,600	21,287
Gulliver International Co., Ltd.	1,300	10,004
H2O Retailing Corp.	4,000	31,805
Hikari Tsushin, Inc.	100	7,981
Izumi Co., Ltd.	1,300	40,695
Kohnan Shoji Co., Ltd.	1,600	15,914
Komeri Co., Ltd.	1,300	35,380
Marui Group Co., Ltd.	6,500	61,394
Nitori Holdings Co., Ltd.	1,300	63,821
Rakuten, Inc.	2,600	33,706
Ryohin Keikaku Co., Ltd.	400	43,481
T-Gaia Corp.	1,300	12,534
The Daiei, Inc. *	14,450	42,749
United Arrows Ltd.	200	8,295
USS Co., Ltd.	2,600	42,573
Xebio Co., Ltd.	1,300	25,260

		857,252

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	2,600	29,413
Dainippon Screen Manufacturing Co., Ltd.	3,000	12,856
Disco Corp.	100	6,408
Renesas Electronics Corp. *	6,900	51,269
Sanken Electric Co., Ltd.	1,000	7,617
Shinko Electric Industries Co., Ltd.	2,600	21,287
Sumco Corp.	3,900	30,512
Tokyo Seimitsu Co., Ltd.	500	8,993
Ulvac, Inc. *	2,600	56,423

		224,778

Software & Services 1.4%
Capcom Co., Ltd.	1,300	21,989
Dena Co., Ltd.	1,300	16,981
DTS Corp.	300	5,175
Fuji Soft, Inc.	300	6,159
Gree, Inc.	1,300	11,870
IT Holdings Corp.	3,900	66,121
Itochu Techno-Solutions Corp.	1,300	53,536
NEC Networks & System Integration Corp.	1,300	29,937
NET One Systems Co., Ltd.	3,900	29,208
Nexon Co., Ltd.	100	878
Nihon Unisys Ltd.	2,600	22,513
Nomura Research Institute Ltd.	1,400	46,990
NS Solutions Corp.	100	2,480
NSD Co., Ltd.	1,300	16,712
Obic Co., Ltd.	500	15,897
Otsuka Corp.	360	49,288
SCSK Corp.	400	10,328
Square Enix Holdings Co., Ltd.	1,400	21,809
Transcosmos, Inc.	1,300	26,308
Trend Micro, Inc.	1,300	40,248
Yahoo Japan Corp.	6,600	30,423

		524,850

Technology Hardware & Equipment 2.4%
Alps Electric Co., Ltd.	6,700	77,243
Amano Corp.	1,400	13,925
Anritsu Corp.	1,300	13,442
Azbil Corp.	1,400	31,895
Canon Electronics, Inc.	1,300	22,794
Citizen Holdings Co., Ltd.	7,800	59,797
Daiwabo Holdings Co., Ltd.	13,000	23,638
Eizo Corp.	500	12,969
Hamamatsu Photonics K.K.	1,300	62,735
Hirose Electric Co., Ltd.	300	42,960
Hitachi High-Technologies Corp.	2,600	58,774
Hitachi Kokusai Electric, Inc.	1,000	12,413
Horiba Ltd.	500	16,586
Hosiden Corp.	7,800	43,084
Japan Aviation Electronics Industry Ltd.	1,000	18,586
Macnica, Inc.	100	2,978
Melco Holdings, Inc.	1,300	22,679
Mitsumi Electric Co., Ltd.	7,000	42,381
Nichicon Corp.	1,300	10,004
Nippon Chemi-Con Corp. *	1,000	2,998
Oki Electric Industry Co., Ltd.	13,000	26,704
Riso Kagaku Corp.	500	13,450
Ryosan Co., Ltd.	2,600	51,517
Shimadzu Corp.	4,000	34,243
Taiyo Yuden Co., Ltd.	2,600	27,036
The Nippon Signal Co., Ltd.	1,300	11,563
Toshiba TEC Corp.	5,000	33,171
UKC Holdings Corp.	1,300	19,638
Yaskawa Electric Corp.	1,600	19,610
Yokogawa Electric Corp.	3,900	46,726

		875,539

Transportation 1.6%
Fukuyama Transporting Co., Ltd.	4,000	23,982
Hitachi Transport System, Ltd.	2,600	41,628
Japan Airport Terminal Co., Ltd.	1,300	33,412
Kamigumi Co., Ltd.	7,000	63,089
Keikyu Corp.	2,600	20,878
Keio Corp.	8,000	57,949
Keisei Electric Railway Co., Ltd.	2,600	24,046
Kintetsu World Express, Inc.	500	19,288
Mitsubishi Logistics Corp.	1,500	21,583
Mitsui-Soko Co., Ltd.	1,000	3,951
Nankai Electric Railway Co., Ltd.	13,000	51,619
Nippon Konpo Unyu Soko Co., Ltd.	2,600	44,413
Nishi-Nippon Railroad Co., Ltd.	13,000	50,597
Odakyu Electric Railway Co., Ltd.	6,000	53,958

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sankyu, Inc.	13,000	57,880
Senko Co., Ltd.	1,000	4,954
Sotetsu Holdings, Inc.	6,000	21,407
The Sumitomo Warehouse Co., Ltd.	1,000	4,963

		599,597

Utilities 0.2%
Shizuoka Gas Co., Ltd.	2,600	15,895
The Okinawa Electric Power Co., Inc.	1,300	42,100

		57,995

		13,350,865

Luxembourg 0.5%

Banks 0.1%
Espirito Santo Financial Group S.A. *	7,865	29,835

Commercial & Professional Services 0.1%
Regus plc	7,631	24,627

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	9,000	28,267

Household & Personal Products 0.0%
Oriflame Cosmetics S.A.	910	22,615

Materials 0.1%
Ternium S.A.	1,639	46,597

Media 0.1%
RTL Group S.A. *	260	30,334

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	637	7,911

		190,186

Netherlands 2.1%

Capital Goods 0.7%
Aalberts Industries N.V.	1,417	46,666
AerCap Holdings N.V. *	1,170	55,154
Arcadis N.V.	936	33,112
Koninklijke Boskalis Westminster N.V.	1,261	71,891
Sensata Technologies Holding N.V. *	455	19,515
TKH Group N.V.	780	27,460

		253,798

Commercial & Professional Services 0.2%
USG People N.V.	4,602	72,813

Consumer Durables & Apparel 0.1%
TomTom N.V. *	2,899	21,508

Diversified Financials 0.0%
BinckBank N.V.	1,053	12,315

Energy 0.2%
Core Laboratories N.V.	143	22,858
Koninklijke Vopak N.V.	559	28,509
SBM Offshore N.V. *	2,626	42,767

		94,134

Food & Staples Retailing 0.1%
X5 Retail Group N.V. *	1,794	36,239

Food, Beverage & Tobacco 0.1%
Koninklijke Wessanen N.V.	4,485	27,424

Materials 0.1%
Koninklijke Ten Cate N.V.	936	26,688

Real Estate 0.3%
Corio N.V.	1,092	54,664
Eurocommercial Properties N.V.	390	18,807
Vastned Retail N.V.	442	22,548
Wereldhave N.V.	338	30,150

		126,169

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	689	28,718
NXP Semiconductor N.V. *	663	41,172

		69,890

Telecommunication Services 0.1%
Ziggo N.V.	871	41,105

		782,083

New Zealand 0.6%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	8,450	28,700

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	6,500	25,388

Materials 0.0%
Nuplex Industries Ltd.	7,657	22,755

Media 0.1%
SKY Network Television Ltd.	4,550	25,498

Real Estate 0.0%
Kiwi Income Property Trust	5,798	5,908

Telecommunication Services 0.1%
Chorus Ltd.	15,808	22,885

Transportation 0.1%
Air New Zealand Ltd.	10,764	20,016
Auckland International Airport Ltd.	5,592	18,328
Mainfreight Ltd.	1,170	13,660

		52,004

Utilities 0.1%
Contact Energy Ltd.	5,018	23,221
Infratil Ltd.	8,489	17,624

		40,845

		223,983

Norway 1.3%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	1,846	18,233
Sparebanken 1 SMN	1,794	15,842

		34,075

Capital Goods 0.1%
Vard Holdings Ltd. *	13,000	11,096
Veidekke A.S.A.	3,003	35,190

		46,286

Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	1,690	14,287

Diversified Financials 0.1%
Aker A.S.A., A Shares	390	14,429

Energy 0.2%
Fred. Olsen Energy A.S.A.	728	19,950
Kvaerner A.S.A.	6,995	13,818

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TGS Nopec Geophysical Co. A.S.A.	1,573	51,297

		85,065

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	2,132	13,384
Cermaq A.S.A.	1,560	19,195
Leroy Seafood Group A.S.A.	416	13,928

		46,507

Insurance 0.2%
Gjensidige Forsikring A.S.A.	2,327	43,007
Storebrand A.S.A. *	4,654	27,658

		70,665

Media 0.1%
Schibsted A.S.A.	598	35,038

Semiconductors & Semiconductor Equipment 0.2%
REC Silicon A.S.A. *	113,763	72,408

Software & Services 0.1%
Atea A.S.A.	2,158	26,914

Transportation 0.1%
Golden Ocean Group Ltd.	10,790	19,616

		465,290

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	8,580	20,372

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	2,002	34,243
Sonae	26,975	47,336

		81,579

Media 0.1%
ZON OPTIMUS, SGPS, S.A.	2,405	16,343

Utilities 0.0%
REN - Redes Energeticas Nacionais SGPS S.A.	3,913	14,502

		132,796

Singapore 1.8%

Capital Goods 0.3%
Cosco Corp. Singapore Ltd.	26,000	15,140
Sembcorp Marine Ltd.	13,000	42,723
Singapore Technologies Engineering Ltd.	13,000	40,131
United Engineers Ltd.	13,000	24,576

		122,570

Consumer Services 0.1%
Genting Singapore plc	26,000	27,895

Diversified Financials 0.1%
Singapore Exchange Ltd.	4,600	25,281

Food & Staples Retailing 0.1%
Olam International Ltd.	26,000	48,530

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	130,000	59,626

Real Estate 0.6%
Ascendas Real Estate Investment Trust	13,000	25,509
CapitaCommercial Trust	13,000	17,525
CapitaLand Ltd.	26,000	66,159
CapitaMall Trust	13,000	21,465
City Developments Ltd.	6,000	49,583
Global Logistic Properties Ltd.	1,000	2,218
Keppel Land Ltd.	3,000	8,328
Suntec Real Estate Investment Trust	13,000	18,614
UOL Group Ltd.	3,000	15,794

		225,195

Telecommunication Services 0.1%
M1 Ltd.	800	2,259
StarHub Ltd.	13,000	43,553

		45,812

Transportation 0.3%
Hutchison Port Holdings Trust	39,000	29,250
Neptune Orient Lines Ltd. *	39,000	30,642
SATS Ltd.	13,000	32,354
Singapore Post Ltd.	13,000	17,058
SMRT Corp., Ltd.	13,000	15,036

		124,340

		679,249

Spain 2.2%

Banks 0.2%
Bankinter S.A.	7,891	62,603

Capital Goods 0.8%
Abengoa S.A.	15,106	72,042
Construcciones y Auxiliar de Ferrocarriles S.A.	27	12,619
Elecnor S.A.	884	12,774
Gamesa Corp. Tecnologica S.A. *	7,423	86,938
Obrascon Huarte Lain S.A.	754	32,867
Sacyr S.A. *	4,173	28,312
Zardoya Otis S.A.	2,262	40,867

		286,419

Commercial & Professional Services 0.0%
Prosegur Cia de Seguridad S.A.	2,444	17,609

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	884	40,410

Energy 0.1%
Tecnicas Reunidas S.A.	338	21,048

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	1,690	38,396
Viscofan S.A.	520	29,862

		68,258

Insurance 0.2%
Grupo Catalana Occidente S.A.	511	19,280
Mapfre S.A.	15,444	63,138

		82,418

Materials 0.2%
Acerinox S.A.	3,757	64,544

Media 0.2%
Atresmedia Corp de Medios de Comunicaion S.A. *	1,239	19,510
Mediaset Espana Comunicacion S.A. *	3,744	43,349

		62,859

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A. *	1,105	17,883
Grifols S.A.	715	34,635

		52,518

Software & Services 0.1%
Indra Sistemas S.A.	2,990	53,938

		812,624

Sweden 2.4%

Capital Goods 0.4%
Haldex AB	1,443	18,254
Indutrade AB	442	19,851
Lindab International AB *	1,300	15,540
Nibe Industrier AB	715	20,745
Peab AB	6,344	50,574
Saab AB, Class B	1,261	36,152

		161,116

Commercial & Professional Services 0.2%
Intrum Justitia AB	715	22,296
Loomis AB, B Shares	1,261	35,491

		57,787

Consumer Durables & Apparel 0.2%
JM AB	1,469	54,100
Nobia AB	2,431	21,564

		75,664

Diversified Financials 0.2%
L E Lundbergforetagen AB, B Shares	546	26,982
Ratos AB, B Shares	6,227	60,455

		87,437

Energy 0.1%
Lundin Petroleum AB *	871	17,069

Food & Staples Retailing 0.1%
Axfood AB	481	26,283

Food, Beverage & Tobacco 0.0%
AarhusKarlshamn AB	221	14,524

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	1,625	21,043

Materials 0.3%
BillerudKorsnas AB	2,223	33,446
Hexpol AB	195	18,684
Holmen AB, B Shares	1,365	49,780

		101,910

Media 0.2%
Eniro AB *	3,016	23,998
Modern Times Group AB, B Shares	949	44,668

		68,666

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	3,029	53,101

Real Estate 0.2%
Castellum AB	1,300	22,401
Fabege AB	1,690	23,909
Kungsleden AB	2,795	21,863

		68,173

Retailing 0.1%
Bilia AB	702	21,807
Clas Ohlson AB, B Shares	780	17,808
KappAhl AB *	2,171	12,675

		52,290

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	1,235	38,882

Transportation 0.1%
SAS AB *	10,270	19,526

		863,471

Switzerland 3.1%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	39	21,639
Valiant Holding AG - Reg’d	221	23,671

		45,310

Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg’d *	546	17,376
Belimo Holding AG - Reg’d	4	10,766
Bucher Industries AG - Reg’d	78	25,849
Daetwyler Holding AG	104	16,508
Georg Fischer AG - Reg’d *	85	64,181
Implenia AG - Reg’d *	234	17,538
Meyer Burger Technology AG *	1,365	18,858
OC Oerlikon Corp. AG - Reg’d *	1,846	28,290
Rieter Holding AG - Reg’d *	91	20,960
Sulzer AG - Reg’d	364	55,377
Zehnder Group AG	273	11,895

		287,598

Commercial & Professional Services 0.2%
DKSH Holding AG	286	22,347
Gategroup Holding AG *	936	25,233
Kaba Holding AG, B Shares - Reg’d *	39	18,269

		65,849

Consumer Durables & Apparel 0.0%
Forbo Holding AG - Reg’d *	17	17,258

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	73	31,766

Diversified Financials 0.2%
Julius Baer Group Ltd. *	1,248	54,111
Partners Group Holding AG	78	20,731

		74,842

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	18	23,820
Emmi AG *	65	22,995

		46,815

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	2,301	34,362
Sonova Holding AG - Reg’d *	299	45,689
Straumann Holding AG - Reg’d	91	20,247

		100,298

Insurance 0.1%
Helvetia Holding AG - Reg’d	78	37,235

Materials 0.2%
Ems-Chemie Holding AG - Reg’d	78	29,317

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schmolz + Bickenbach AG - Reg’d *	18,330	30,552

		59,869

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	650	64,713
Galenica AG - Reg’d	43	42,569

		107,282

Real Estate 0.1%
Allreal Holding AG - Reg’d *	78	10,680
Swiss Prime Site AG - Reg’d *	351	28,270

		38,950

Retailing 0.2%
Dufry AG - Reg’d *	169	27,979
Valora Holding AG - Reg’d *	117	31,437

		59,416

Software & Services 0.0%
Temenos Group AG - Reg’d *	468	16,910

Technology Hardware & Equipment 0.2%
Logitech International S.A. - Reg’d	4,173	54,850

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	39	24,366
Panalpina Welttransport Holding AG - Reg’d	325	53,006

		77,372

		1,121,620

United Kingdom 12.7%

Banks 0.0%
Paragon Group of Cos. plc	2,340	14,746

Capital Goods 1.5%
Ashtead Group plc	4,069	60,095
Bodycote plc	3,003	37,577
Chemring Group plc	5,850	22,029
Fenner plc	3,120	18,317
Galliford Try plc	1,677	31,786
Interserve plc	3,292	35,699
Keller Group plc	1,846	29,540
Kier Group plc	1,014	28,880
Lavendon Group plc	4,173	15,749
Melrose Industries plc	6,565	30,833
Morgan Advanced Materials plc	5,759	32,766
Morgan Sindall Group plc	2,119	28,914
Qinetiq Group plc	14,807	51,908
Rotork plc	533	23,272
Senior plc	4,654	23,123
Speedy Hire plc	18,395	17,047
Spirax-Sarco Engineering plc	663	31,794
Ultra Electronics Holdings plc	767	23,801

		543,130

Commercial & Professional Services 1.4%
Babcock International Group plc	2,795	56,915
Berendsen plc	3,393	56,571
Cape plc	4,433	22,586
De La Rue plc	2,964	42,707
HomeServe plc	5,083	28,801
Intertek Group plc	949	46,449
Mears Group plc	1,872	14,821
Michael Page International plc	5,967	45,910
Mitie Group plc	8,437	47,451
Rentokil Initial plc	28,678	56,761
RPS Group plc	4,745	23,153
Shanks Group plc	15,249	27,368
WS Atkins plc	1,248	27,485

		496,978

Consumer Durables & Apparel 0.4%
Bellway plc	2,041	47,244
Berkeley Group Holdings plc	819	30,978
Bovis Homes Group plc	1,417	18,028
Guinness Peat Group plc *	66,391	38,333
Redrow plc	3,138	14,122

		148,705

Consumer Services 0.8%
Betfair Group plc	1,261	20,982
Enterprise Inns plc *	26,182	59,638
Greene King plc	3,653	52,389
J.D. Wetherspoon plc	2,210	29,767
Marston’s plc	14,802	37,491
Mitchells & Butlers plc *	7,033	49,641
Spirit Pub Co. plc	11,440	15,447
The Restaurant Group plc	2,210	22,168

		287,523

Diversified Financials 1.5%
3i Group plc	2,899	21,002
Aberdeen Asset Management plc	5,850	43,675
Ashmore Group plc	3,510	20,801
Close Brothers Group plc	1,833	40,800
Henderson Group plc	12,805	53,589
IG Group Holdings plc	3,926	39,610
Intermediate Capital Group plc	5,135	36,012
International Personal Finance plc	3,367	34,394
Investec plc	6,890	59,807
Jupiter Fund Management plc	3,250	21,876
London Stock Exchange Group plc	2,119	69,593
Provident Financial plc	1,781	62,496
Schroders plc	637	27,631
Schroders plc, Non-Voting Shares	247	8,154
Tullett Prebon plc	5,369	26,098

		565,538

Energy 0.6%
Asia Resource Minerals plc *	5,135	17,076
EnQuest plc *	9,282	21,906
Hargreaves Services plc	793	10,355
Hunting plc	1,560	21,457
Petrofac Ltd.	2,405	50,909
Premier Oil plc	4,615	27,248
Subsea 7 S.A.	2,873	57,474

		206,425

Food & Staples Retailing 0.2%
Booker Group plc	23,621	56,420
Greggs plc	3,952	34,603

		91,023

Food, Beverage & Tobacco 0.3%
Britvic plc	2,210	27,672
Cranswick plc	1,173	24,909
Dairy Crest Group plc	4,732	37,067

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greencore Group plc	6,110	29,865

		119,513

Health Care Equipment & Services 0.0%
Synergy Health plc	767	16,313

Household & Personal Products 0.1%
PZ Cussons plc	3,501	20,671

Insurance 0.9%
Admiral Group plc	2,145	52,458
Beazley plc	6,370	26,135
Catlin Group Ltd.	6,695	58,788
Direct Line Insurance Group plc	6,344	26,954
Hiscox Ltd.	4,602	52,529
Jardine Lloyd Thompson Group plc	1,300	22,612
Lancashire Holdings Ltd.	4,342	47,267
Phoenix Group Holdings	3,172	34,584

		321,327

Materials 1.1%
African Barrick Gold plc	4,810	17,508
Alent plc	3,198	17,380
Croda International plc	988	43,635
DS Smith plc	11,700	62,309
Elementis plc	4,810	23,075
Essentra plc	1,703	22,552
Evraz plc *	31,304	55,028
Hill & Smith Holdings plc	1,677	15,527
Lonmin plc *	10,140	43,694
Petropavlovsk plc	16,900	16,583
Randgold Resources Ltd.	325	23,752
RPC Group plc	2,704	27,622
Synthomer plc	3,133	13,774
Victrex plc	650	19,679

		402,118

Media 0.3%
Cineworld Group plc	2,600	14,980
Trinity Mirror plc *	15,561	42,088
UBM plc	5,174	58,451

		115,519

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	559	10,033
Hikma Pharmaceuticals plc	741	21,191

		31,224

Real Estate 0.6%
Derwent London plc	377	17,308
Hammerson plc	6,396	63,726
Intu Properties plc	7,904	41,762
Savills plc	2,106	22,431
SEGRO plc	9,646	59,784
Songbird Estates plc *	6,357	27,031

		232,042

Retailing 0.8%
Darty plc	25,415	36,768
Debenhams plc	37,375	47,739
Halfords Group plc	6,396	52,236
Howden Joinery Group plc	3,029	16,223
John Menzies plc	1,365	15,226
Lookers plc	9,269	22,077
Mothercare plc *	3,900	11,939
N Brown Group plc	2,262	17,795
Sports Direct International plc *	1,729	22,810
WH Smith plc	2,769	48,071

		290,884

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	2,249	34,706
CSR plc	2,028	20,172

		54,878

Software & Services 0.3%
Aveva Group plc	338	12,694
Computacenter plc	3,302	33,896
Fidessa Group plc	364	14,135
Micro Focus International plc	1,612	22,645
Xchanging plc	6,890	17,422

		100,792

Technology Hardware & Equipment 0.8%
Domino Printing Sciences plc	1,430	18,673
Electrocomponents plc	10,088	48,411
Halma plc	3,393	33,692
Laird plc	7,384	37,194
Pace plc	3,965	24,954
Premier Farnell plc	7,540	27,002
Spectris plc	1,183	45,560
Spirent Communications plc	13,182	23,106
TT electronics plc	5,135	17,786

		276,378

Telecommunication Services 0.2%
Kcom Group plc	9,438	14,683
TalkTalk Telecom Group plc	7,709	41,482

		56,165

Transportation 0.7%
BBA Aviation plc	7,917	41,592
easyJet plc	1,846	47,375
Go-Ahead Group plc	1,105	40,776
Northgate plc	6,071	53,156
Stagecoach Group plc	5,681	37,135
Stobart Group Ltd.	6,227	15,589
Stolt-Nielsen Ltd.	702	19,332

		254,955

		4,646,847

Total Common Stock
(Cost $34,722,215)		36,319,057

Other Investment Companies 0.2% of net assets

United States 0.2%

Equity Fund 0.1%
iShares MSCI EAFE Small - Cap ETF	300	15,792

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	40,121	40,121

Total Other Investment Companies
(Cost $54,108)		55,913

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	533	56,984

Capital Goods 0.1%
Jungheinrich AG	299	21,706

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	91	9,477

Materials 0.1%
Fuchs Petrolub SE	338	32,055

		120,222

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	5,681	32,093

Total Preferred Stock
(Cost $143,470)		152,315

Rights 0.0% of net assets

Italy 0.0%

Banks 0.0%
Credito Valtellinese Scarl *	16,280	11,108

Total Rights
(Cost $8,482)		11,108

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $34,928,344 and the unrealized appreciation and depreciation were $2,411,602 and ($801,553), respectively, with a net unrealized appreciation of $1,610,049.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$36,319,057	$—	$—	$36,319,057
Other Investment Companies[1]	55,913	—	—	55,913
Preferred Stock[1]	152,315	—	—	152,315
Rights[1]	11,108	—	—	11,108

Total	$36,538,393	$—	$—	$36,538,393

[1]	As categorized in portfolio holdings.

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG79047MAY14

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

88.3%	Common Stock	24,877,693	26,059,468
1.9%	Other Investment Companies	450,422	556,830
9.5%	Preferred Stock	2,812,370	2,813,585

99.7%	Total Investments	28,140,485	29,429,883
0.3%	Other Assets and Liabilities, Net		80,556

100.0%	Net Assets		29,510,439

	Number	Value
Security	of Shares	($)

Common Stock 88.3% of net assets

Brazil 5.6%

Banks 0.9%
Banco Bradesco S.A.	6,765	96,391
Banco do Brasil S.A.	12,178	123,623
Itau Unibanco Holding S.A.	2,596	37,429

		257,443

Capital Goods 0.2%
Embraer S.A.	5,720	51,996

Diversified Financials 0.1%
BM&FBovespa S.A.	8,470	41,462

Energy 1.7%
Petroleo Brasileiro S.A.	59,554	417,904
Ultrapar Participacoes S.A.	3,685	88,468

		506,372

Food, Beverage & Tobacco 0.6%
AMBEV S.A.	9,497	67,151
BRF S.A.	2,553	54,872
JBS S.A.	13,715	45,858

		167,881

Materials 1.3%
Companhia Siderurgica Nacional S.A.	22,000	84,251
Usinas Siderurgicas de Minas Gerais S.A. *	4,000	12,715
Vale S.A.	22,847	289,273

		386,239

Software & Services 0.1%
Cielo S.A.	2,750	49,077

Telecommunication Services 0.2%
Oi S.A.	4,400	4,021
Tim Participacoes S.A.	8,800	47,707

		51,728

Utilities 0.5%
Centrais Eletricas Brasileiras S.A.	16,588	48,735
Cia Energetica de Minas Gerais	1,738	12,397
Companhia de Saneamento Basico do Estado de Sao Paulo	4,169	40,481
CPFL Energia S.A.	4,796	38,915

		140,528

		1,652,726

Chile 0.8%

Energy 0.2%
Empresas COPEC S.A.	4,378	58,187

Food & Staples Retailing 0.1%
Cencosud S.A.	10,912	38,482

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	28,820	42,289
Enersis S.A.	340,989	110,403

		152,692

		249,361

China 12.9%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., H Shares	27,500	42,210

Banks 4.9%
Agricultural Bank of China Ltd., H Shares	165,000	73,637
Bank of China Ltd., H Shares	726,000	345,538
Bank of Communications Co., Ltd., H Shares	55,000	36,818
BOC Hong Kong Holdings Ltd.	19,500	58,729
China Construction Bank Corp., H Shares	715,000	524,749
China Merchants Bank Co., Ltd., H Shares	22,000	40,521
Industrial & Commercial Bank of China Ltd., H Shares	572,000	371,843

		1,451,835

Capital Goods 0.3%
China Communications Construction Co., Ltd., H Shares	66,000	44,097
China Railway Group Ltd., H Shares	66,000	30,731

		74,828

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	11,000	34,052

Energy 3.7%
China Petroleum & Chemical Corp., H Shares	471,000	427,080
China Shenhua Energy Co., Ltd., H Shares	29,500	80,856
CNOOC Ltd.	139,000	238,451

 1

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PetroChina Co., Ltd., H Shares	276,000	329,294

		1,075,681

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	12,000	33,665

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	34,000	93,409
China Pacific Insurance (Group) Co., Ltd., H Shares	8,800	29,398
People’s Insurance Co. Group of China Ltd., H Shares	77,000	30,987
Ping An Insurance Group Co. of China Ltd., H Shares	5,500	42,529

		196,323

Materials 0.1%
China National Building Material Co., Ltd., H Shares	30,000	27,125

Real Estate 0.1%
China Overseas Land & Investment Ltd.	14,200	36,998

Retailing 0.2%
Belle International Holdings Ltd.	28,000	27,773
GOME Electrical Appliances Holdings Ltd.	242,000	40,578

		68,351

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	34,000	42,100

Telecommunication Services 2.4%
China Mobile Ltd.	52,000	508,735
China Telecom Corp., Ltd., H Shares	220,000	110,668
China Unicom (Hong Kong) Ltd.	66,000	98,749

		718,152

		3,801,320

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	1,375	18,505

Energy 0.2%
Ecopetrol S.A.	36,608	66,013

		84,518

Czech Republic 0.5%

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	3,146	45,600

Utilities 0.3%
CEZ A/S	3,355	98,226

		143,826

Egypt 0.2%

Telecommunication Services 0.2%
Global Telecom Holding GDR *	17,369	63,744

Greece 1.6%

Banks 0.7%
Alpha Bank AE *	76,131	71,680
National Bank of Greece S.A. *	14,146	50,574
Piraeus Bank S.A. *	31,581	77,569

		199,823

Consumer Services 0.5%
OPAP S.A.	8,272	140,643

Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A. *	5,489	78,720

Utilities 0.2%
Public Power Corp. S.A.	3,927	58,945

		478,131

Hungary 0.7%

Banks 0.3%
OTP Bank plc	3,289	71,923

Energy 0.3%
MOL Hungarian Oil & Gas plc	1,485	85,683

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc *	26,950	39,831

		197,437

India 2.5%

Automobiles & Components 0.3%
Mahindra & Mahindra Ltd. GDR	1,969	40,620
Tata Motors Ltd. ADR	1,232	45,880

		86,500

Banks 0.5%
ICICI Bank Ltd. ADR	1,452	72,121
State Bank of India GDR - Reg’d	748	64,104

		136,225

Energy 1.1%
Reliance Industries Ltd. GDR (a)	9,218	329,728

Materials 0.2%
Tata Steel Ltd. GDR *	9,317	73,604

Software & Services 0.4%
Infosys Ltd. ADR	2,200	113,146

		739,203

Indonesia 0.8%

Automobiles & Components 0.3%
PT Astra International Tbk	128,700	77,992

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	44,800	39,140

Energy 0.1%
PT Bumi Resources Tbk *	1,492,700	25,571

2

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	467,500	103,110

		245,813

Malaysia 1.7%

Banks 0.6%
CIMB Group Holdings Berhad	19,800	45,232
Malayan Banking Berhad	16,500	50,738
Public Bank Berhad	11,000	73,950

		169,920

Capital Goods 0.2%
Sime Darby Berhad	22,000	65,390

Consumer Services 0.1%
Genting Berhad	13,200	39,974

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	22,000	33,757

Telecommunication Services 0.4%
Axiata Group Berhad	26,400	56,941
Telekom Malaysia Berhad	24,200	46,547

		103,488

Utilities 0.3%
Tenaga Nasional Berhad	22,000	82,577

		495,106

Mexico 3.5%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	5,500	39,740
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR	5,247	70,310

		110,050

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	15,950	44,596

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	35,200	89,583

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	3,300	37,933
Fomento Economico Mexicano S.A.B. de C.V.	8,900	84,404
Grupo Bimbo S.A.B. de C.V., Series A	12,100	34,978

		157,315

Materials 0.9%
Cemex S.A.B. de C.V., Series CPO *	155,232	199,762
Grupo Mexico S.A.B. de C.V., Series B	23,100	76,004

		275,766

Media 0.3%
Grupo Televisa S.A.B., Series CPO	14,300	96,511

Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	277,200	267,754

		1,041,575

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	935	60,261

Poland 2.4%

Banks 0.4%
Bank Pekao S.A.	770	47,136
Powszechna Kasa Oszczednosci Bank Polski S.A.	5,423	72,657

		119,793

Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	10,890	151,582

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	396	58,336

Materials 0.5%
KGHM Polska Miedz S.A.	3,454	132,105

Telecommunication Services 0.3%
Orange Polska S.A.	29,491	101,700

Utilities 0.5%
PGE S.A.	12,914	89,281
Tauron Polska Energia S.A.	30,470	53,694

		142,975

		706,491

Republic of Korea 19.0%

Automobiles & Components 2.0%
Hyundai Mobis	484	136,632
Hyundai Motor Co.	1,452	319,520
Kia Motors Corp.	2,376	136,942

		593,094

Banks 1.3%
Hana Financial Group, Inc.	2,090	75,901
KB Financial Group, Inc.	2,530	86,177
Shinhan Financial Group Co., Ltd.	3,850	167,367
Woori Finance Holdings Co., Ltd. *	4,522	53,189

		382,634

Capital Goods 3.3%
Daelim Industrial Co., Ltd.	440	34,762
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,210	31,845
Doosan Corp.	275	34,368
Doosan Heavy Industries & Construction Co., Ltd.	930	30,584
Hyundai Engineering & Construction Co., Ltd.	627	32,819
Hyundai Heavy Industries Co., Ltd.	682	123,672
LG Corp.	4,290	255,247
Samsung C&T Corp.	1,738	124,362
Samsung Heavy Industries Co., Ltd.	1,540	42,492
SK Holdings Co., Ltd.	1,056	190,457
SK Networks Co., Ltd. *	7,480	69,506

		970,114

Consumer Durables & Apparel 0.8%
LG Electronics, Inc.	3,476	248,383

 3

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 1.0%
GS Holdings	1,984	84,303
S-Oil Corp.	891	48,122
SK Innovation Co., Ltd.	1,453	151,681

		284,106

Food & Staples Retailing 0.1%
E-Mart Co., Ltd.	198	45,415

Food, Beverage & Tobacco 0.3%
KT&G Corp.	1,012	82,333

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	275	70,084
Samsung Life Insurance Co., Ltd.	418	40,932

		111,016

Materials 2.4%
Cheil Industries, Inc.	484	31,501
Hanwha Corp.	2,090	55,518
Hyosung Corp.	506	33,876
Hyundai Steel Co.	891	60,087
LG Chem Ltd.	473	120,545
Lotte Chemical Corp.	220	34,719
POSCO	1,287	364,578

		700,824

Retailing 0.3%
Lotte Shopping Co., Ltd.	110	32,131
Shinsegae Co., Ltd.	209	42,816

		74,947

Semiconductors & Semiconductor Equipment 4.5%
Samsung Electronics Co., Ltd.	832	1,176,804
SK Hynix, Inc. *	3,190	138,050

		1,314,854

Software & Services 0.7%
NAVER Corp.	66	49,038
SK C&C Co., Ltd.	1,023	165,954

		214,992

Technology Hardware & Equipment 0.7%
LG Display Co., Ltd. *	5,170	137,586
Samsung Electro-Mechanics Co., Ltd.	528	32,554
Samsung SDI Co., Ltd.	319	47,371

		217,511

Telecommunication Services 0.6%
LG Uplus Corp.	4,510	42,395
SK Telecom Co., Ltd.	646	138,989

		181,384

Utilities 0.6%
Korea Electric Power Corp.	4,730	181,281

		5,602,888

Russia 12.7%

Banks 0.6%
Sberbank of Russia *	71,280	172,802

Energy 10.3%
Gazprom OAO *	302,890	1,231,347
LUKOIL OAO *	20,823	1,175,693
NOVATEK OAO GDR - Reg’d	616	71,456
Rosneft OJSC GDR - Reg’d *	8,709	56,800
Surgutneftegas OAO *	495,000	356,299
Tatneft OAO *	23,540	136,489

		3,028,084

Materials 1.0%
MMC Norilsk Nickel OJSC *	1,166	222,658
Severstal OAO GDR - Reg’d	5,428	46,328
Uralkali OJSC GDR - Reg’d	970	21,650

		290,636

Telecommunication Services 0.7%
Mobile Telesystems OJSC ADR	6,281	116,136
Sistema JSFC GDR - Reg’d *	3,223	92,339

		208,475

Utilities 0.1%
Russian Grids OAO *	2,255,000	33,448

		3,733,445

South Africa 7.5%

Banks 0.8%
Barclays Africa Group Ltd.	3,399	49,490
Nedbank Group Ltd.	1,980	41,507
Standard Bank Group Ltd.	11,473	153,551

		244,548

Capital Goods 0.7%
Aveng Ltd. *	20,273	45,282
Barloworld Ltd.	5,258	50,047
Bidvest Group Ltd.	3,905	108,523

		203,852

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	13,035	65,903

Diversified Financials 0.4%
FirstRand Ltd.	23,650	89,002
Remgro Ltd.	1,606	33,276

		122,278

Energy 1.4%
Sasol Ltd.	7,249	407,704

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	2,530	39,443

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	1,397	39,599

Insurance 0.3%
Sanlam Ltd.	12,683	70,834

Materials 1.4%
Anglo American Platinum Ltd. *	913	38,905
AngloGold Ashanti Ltd. *	3,751	58,439
ArcelorMittal South Africa Ltd. *	11,110	37,790
Gold Fields Ltd.	21,157	74,263
Impala Platinum Holdings Ltd.	9,889	103,490
Kumba Iron Ore Ltd.	1,243	37,932
Sappi Ltd. *	13,970	48,706

		399,525

Media 0.2%
Naspers Ltd., N Shares	638	70,332

Retailing 0.2%
Imperial Holdings Ltd.	2,772	52,508

4

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.7%
MTN Group Ltd.	16,753	353,081
Telkom S.A. SOC Ltd. *	30,613	111,938
Vodacom Group Ltd.	3,410	41,344

		506,363

		2,222,889

Taiwan 12.8%

Banks 0.3%
CTBC Financial Holding Co., Ltd.	55,980	35,658
Mega Financial Holding Co., Ltd.	48,990	40,926

		76,584

Capital Goods 0.3%
Far Eastern New Century Corp.	48,000	49,624
Walsin Lihwa Corp. *	110,000	36,868

		86,492

Consumer Durables & Apparel 0.1%
Pou Chen Corp.	33,000	36,428

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	36,000	51,805

Energy 0.2%
Formosa Petrochemical Corp.	24,000	58,668

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	29,000	50,775

Insurance 0.1%
Cathay Financial Holding Co., Ltd.	30,016	45,947

Materials 2.0%
China Steel Corp.	154,000	126,341
Formosa Chemicals & Fibre Corp.	61,000	146,267
Formosa Plastics Corp.	55,000	140,685
Nan Ya Plastics Corp.	60,000	134,865
Taiwan Cement Corp.	34,000	50,571

		598,729

Semiconductors & Semiconductor Equipment 2.9%
Advanced Semiconductor Engineering, Inc.	50,000	63,364
MediaTek, Inc.	8,000	129,929
Siliconware Precision Industries Co.	40,000	64,031
Taiwan Semiconductor Manufacturing Co., Ltd.	124,000	494,172
United Microelectronics Corp.	198,000	92,775

		844,271

Technology Hardware & Equipment 5.8%
Acer, Inc. *	143,000	92,995
Asustek Computer, Inc.	17,000	187,657
AU Optronics Corp. *	374,000	142,812
Compal Electronics, Inc.	176,000	144,977
Delta Electronics, Inc.	11,400	74,136
Hon Hai Precision Industry Co., Ltd.	142,700	439,729
HTC Corp.	26,000	138,734
Innolux Corp. *	121,000	47,818
Inventec Corp.	60,000	56,027
Lite-On Technology Corp.	36,000	58,348
Pegatron Corp.	39,000	75,436
Quanta Computer, Inc.	34,000	91,504
Synnex Technology International Corp.	26,000	42,097
Wistron Corp.	77,000	65,482
WPG Holdings Ltd.	33,000	46,002

		1,703,754

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	45,500	145,670
Far EasTone Telecommunications Co., Ltd.	15,000	34,067
Taiwan Mobile Co., Ltd.	11,000	36,281

		216,018

		3,769,471

Thailand 1.0%

Energy 0.7%
PTT Exploration & Production PCL NVDR	9,900	46,288
PTT PCL NVDR	16,000	143,284
Thai Oil PCL NVDR	20,200	30,611

		220,183

Materials 0.1%
PTT Global Chemical PCL NVDR	20,900	43,767

Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	6,600	46,037

		309,987

Turkey 1.6%

Banks 0.7%
Akbank T.A.S.	13,959	54,524
Turkiye Garanti Bankasi A/S	15,565	63,548
Turkiye Halk Bankasi A/S	5,500	42,809
Turkiye Is Bankasi, C Shares	17,490	49,859

		210,740

Capital Goods 0.2%
KOC Holding A/S	12,320	60,888

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	9,075	44,201

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	3,278	79,829

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	10,450	65,618

		461,276

Total Common Stock
(Cost $24,877,693)		26,059,468

Other Investment Companies 1.9% of net assets

United States 1.9%

Equity Funds 1.9%
iShares India 50 ETF	7,227	201,344
iShares MSCI Emerging Markets ETF	1,300	55,315
WisdomTree India Earnings Fund	13,453	288,971

		545,630

 5

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	11,200	11,200

Total Other Investment Companies
(Cost $450,422)		556,830

Preferred Stock 9.5% of net assets

Brazil 7.7%

Banks 2.1%
Banco Bradesco S.A.	14,520	202,033
Itau Unibanco Holding S.A.	24,651	383,549
Itausa - Investimentos Itau S.A.	12,124	46,160

		631,742

Energy 2.3%
Petroleo Brasileiro S.A.	89,848	668,537

Materials 2.2%
Bradespar S.A.	3,520	29,189
Gerdau S.A.	19,492	115,837
Metalurgica Gerdau S.A.	13,600	98,890
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	9,900	34,824
Vale S.A.	31,504	360,118

		638,858

Telecommunication Services 0.3%
Oi S.A.	23,683	20,483
Telefonica Brasil S.A.	4,103	81,857

		102,340

Utilities 0.8%
Centrais Eletricas Brasileiras S.A., B Shares	13,398	57,820
Companhia Energetica de Minas Gerais	14,751	102,456
Companhia Paranaense de Energia - Copel, B Shares	2,453	35,247
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	13,431	53,591

		249,114

		2,290,591

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	2,002	27,912

Republic of Korea 0.9%

Automobiles & Components 0.3%
Hyundai Motor Co.	220	31,053
Hyundai Motor Co. 2nd	297	43,959

		75,012

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	560	19,733

Materials 0.0%
LG Chem Ltd.	77	12,378

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	140	151,911

		259,034

Russia 0.8%

Energy 0.8%
AK Transneft OAO *	101	231,505

Telecommunication Services 0.0%
Rostelecom OJSC *	2,900	4,543

		236,048

Total Preferred Stock
(Cost $2,812,370)		2,813,585

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $28,188,974 and the unrealized appreciation and depreciation were $2,049,336 and ($808,427), respectively, with a net unrealized appreciation of $1,240,909.

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $329,728 or 1.1% of net assets.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

6

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

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Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: July 22, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: July 22, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: July 22, 2014